UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23504

AIM ETF PRODUCTS TRUST

On behalf of the following series:

AllianzIM U.S. Large Cap Buffer10 Jan ETF (Ticker: JANT)

AllianzIM U.S. Large Cap Buffer20 Jan ETF (Ticker: JANW)

AllianzIM U.S. Large Cap Buffer10 Feb ETF (Ticker: FEBT)

AllianzIM U.S. Large Cap Buffer20 Feb ETF (Ticker: FEBW)

AllianzIM U.S. Large Cap Buffer10 Mar ETF (Ticker: MART)

AllianzIM U.S. Large Cap Buffer20 Mar ETF (Ticker: MARW)

AllianzIM U.S. Large Cap Buffer10 Apr ETF (Ticker: APRT)

AllianzIM U.S. Large Cap Buffer20 Apr ETF (Ticker: APRW)

AllianzIM U.S. Large Cap Buffer10 May ETF (Ticker: MAYT)

AllianzIM U.S. Large Cap Buffer20 May ETF (Ticker: MAYW)

AllianzIM U.S. Large Cap Buffer10 Jun ETF (Ticker: JUNT)

AllianzIM U.S. Large Cap Buffer20 Jun ETF (Ticker: JUNW)

AllianzIM U.S. Large Cap Buffer10 Jul ETF (Ticker: JULT)

AllianzIM U.S. Large Cap Buffer20 Jul ETF (Ticker: JULW)

AllianzIM U.S. Large Cap Buffer10 Aug ETF (Ticker: AUGT)

AllianzIM U.S. Large Cap Buffer20 Aug ETF (Ticker: AUGW)

AllianzIM U.S. Large Cap Buffer10 Sep ETF (Ticker: SEPT)

AllianzIM U.S. Large Cap Buffer20 Sep ETF (Ticker: SEPW)

AllianzIM U.S. Large Cap Buffer10 Oct ETF (Ticker: OCTT)

AllianzIM U.S. Large Cap Buffer20 Oct ETF (Ticker:  OCTW)

AllianzIM U.S. Large Cap Buffer10 Nov ETF (Ticker: NVBT)

AllianzIM U.S. Large Cap Buffer20 Nov ETF (Ticker: NVBW)

AllianzIM U.S. Large Cap Buffer10 Dec ETF (Ticker: DECT)

AllianzIM U.S. Large Cap Buffer20 Dec ETF (Ticker: DECW)

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF (Ticker: SIXJ)

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF (Ticker: SIXO)

(Exact name of registrant as specified in charter)

5701 GOLDEN HILLS DRIVE, MINNEAPOLIS, MN 55416-1297

(Address of principal executive offices) (Zip Code)

James Nelson, Chief Legal Officer

5701 Golden Hills Drive

Minneapolis, MN 55416

(Name and address of agent for service)

Registrant’s telephone number, including area code: (763) 765-7453

Date of fiscal year end: October 31

Date of reporting period: October 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Allianz Investment Management LLC

AIM ETF PRODUCTS TRUST

Annual Report

October 31, 2023

BUFFERED Exchange-Traded Funds

AllianzIM U.S. Large Cap Buffer10 Jan ETF | JANT | NYSE Arca

AllianzIM U.S. Large Cap Buffer20 Jan ETF | JANW | NYSE Arca

AllianzIM U.S. Large Cap Buffer10 Feb ETF | FEBT | NYSE Arca

AllianzIM U.S. Large Cap Buffer20 Feb ETF | FEBW | NYSE Arca

AllianzIM U.S. Large Cap Buffer10 Mar ETF | MART | NYSE Arca

AllianzIM U.S. Large Cap Buffer20 Mar ETF | MARW | NYSE Arca

AllianzIM U.S. Large Cap Buffer10 Apr ETF | APRT | NYSE Arca

AllianzIM U.S. Large Cap Buffer20 Apr ETF | APRW | NYSE Arca

AllianzIM U.S. Large Cap Buffer10 May ETF | MAYT | NYSE Arca

AllianzIM U.S. Large Cap Buffer20 May ETF | MAYW | NYSE Arca

AllianzIM U.S. Large Cap Buffer10 Jun ETF | JUNT | NYSE Arca

AllianzIM U.S. Large Cap Buffer20 Jun ETF | JUNW | NYSE Arca

AllianzIM U.S. Large Cap Buffer10 Jul ETF | JULT | NYSE Arca

AllianzIM U.S. Large Cap Buffer20 Jul ETF | JULW | NYSE Arca

AllianzIM U.S. Large Cap Buffer10 Aug ETF | AUGT | NYSE Arca

AllianzIM U.S. Large Cap Buffer20 Aug ETF | AUGW | NYSE Arca

AllianzIM U.S. Large Cap Buffer10 Sep ETF | SEPT | NYSE Arca

AllianzIM U.S. Large Cap Buffer20 Sep ETF | SEPW | NYSE Arca

AllianzIM U.S. Large Cap Buffer10 Oct ETF | OCTT | NYSE Arca

AllianzIM U.S. Large Cap Buffer20 Oct ETF | OCTW | NYSE Arca

AllianzIM U.S. Large Cap Buffer10 Nov ETF | NVBT | NYSE Arca

AllianzIM U.S. Large Cap Buffer20 Nov ETF | NVBW | NYSE Arca

AllianzIM U.S. Large Cap Buffer10 Dec ETF | DECT | NYSE Arca

AllianzIM U.S. Large Cap Buffer20 Dec ETF | DECW | NYSE Arca

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF | SIXJ | NYSE Arca

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF | SIXO | NYSE Arca

Want to know more?

→       www.allianzIMetfs.com

→       1-877-429-3837

ETF-151 (R-10/2023)

AIM ETF PRODUCTS TRUST

Letter from the President (unaudited)

Dear Shareholders,

Thank you for being an investor in AllianzIM Exchange-Traded Funds (“ETFs”). As part of one of the largest asset management and diversified insurance companies in the world, Allianz Investment Management LLC (“AllianzIM”) specializes in the development and execution of innovative risk management strategies. The AllianzIM Buffered ETFs (the “Funds”) are risk mitigation solutions which seek to provide downside risk mitigation through a buffer against the first 10% and 20% of market losses and to offer upside potential by tracking market returns up to a stated cap. The AllianzIM ETF platform offers 26 Buffered ETFs.

For the twelve month period that ended October 31, 2023, equities, as measured by the S&P 500 Price Return IndexSM 1, gained 8.31%, while fixed income, as measured by the Bloomberg U.S. Aggregate Bond Index2, edged out a small gain of 0.36%. Monetary policy headwinds were overshadowed by fiscal policy tailwinds this year as what was expected to be a gloomy backdrop for equity investors turned into an extended run of economic prosperity. Going into 2023, many economists had penciled in an economic correction as Federal Reserve (the “Fed”) policy took a bite into the American consumer. However, those views were decidedly pushed out further on the calendar as consumer spending proved to withstand a higher rate regime from the Fed. In turn, equity investors enjoyed a nice ride throughout most of 2023 as strong fundamentals, including three quarters of sequential earnings growth, lifted the S&P 500 Index to nearly 4,600.

Notwithstanding, many investors are beginning to ask, “is this as good as it gets?” There is no doubt consumers were on a spending frenzy over the summer months given the culmination of a 4.9% Gross Domestic Product (GDP) print for the third quarter 2023. This was likely the point when many market participants realized the Taylor Rule was not just referring to an economic model for monetary policy, but rather a boost to GDP from Taylor Swift’s concert tour. All jokes aside, the fundamentals were strong for equity investors and the performance of the S&P 500 Index reflected that. Lastly, the lower trajectory monthly inflation data over the summer helped the Fed refrain from being as aggressive on policy tightening and acted as an additional tailwind for investors.

It has been difficult to gauge what stage of the economic cycle we are in as recession projections continue to be pushed out for the time being, but it is becoming harder to argue the path forward is becoming more clear as indicated by sluggish equity returns in recent months. Geopolitical tensions have ratcheted up again, the U.S. is trying to avert a government shutdown, the Fed has not yet declared victory on inflation, and on top of all of that we are heading into an election year. As a result, buckle-up, as 2024 could prove to be a wild ride.

Despite positive equity returns over the fiscal year ended October 31, 2023, lingering concerns on market prospects remain from investors. The Allianz Life Insurance Company of North America (“Allianz Life”) Q3 2023 Quarterly Market Perceptions Study3 indicated that a majority of Americans (53%) fear another big market crash. A similar number have concerns that another recession is right around the corner. Given the economic backdrop and investor sentiment, we believe investment solutions that offer built-in risk mitigation with upside potential can be an important component of a diversified portfolio by seeking to keep investors in the market and to attempt to eliminate challenges in trying to time the market.

For more information regarding the Funds, please contact your investment professional or call 877-4AZ-ETFS. Furthermore, please visit our website at www.allianzIMetfs.com to learn more about the Funds.

Sincerely,

Brian J. Muench, CFA®

President

AIM ETF Products Trust

Allianz Investment Management LLC is a registered investment adviser and a wholly owned subsidiary of Allianz Life Insurance Company of North America.

[1]	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

AIM ETF PRODUCTS TRUST

Letter from the President (unaudited) (continued)

[2]	The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed rate agency MBS, ABS and CMBS (agency and non-agency).
[3]	Allianz Life 2023 Q3 Quarterly Market Perceptions Study in August 2023 with a nationally representative sample of 1,005 Respondents age 18+.

The views expressed above reflect the views of Allianz Investment Management LLC as of 11/2023. These views may change as the market or conditions change. This report is not intended to be used to provide financial advice and does not address or account for an individual’s circumstances. Past performance does not guarantee future results and no forecast should be considered a guarantee either.

Must be preceded or accompanied by a prospectus.

Investment involves risk, including possible loss of principal. There is no guarantee the funds will achieve their investment objectives and may not be suitable for all investors.

Investors may lose their entire investment, regardless of when they purchase shares, and even if they hold shares for an entire outcome period. Full extent of caps and buffers only apply if held for stated outcome period and are not guaranteed. The cap may increase or decrease and may vary significantly. An investor who purchases Fund shares after the outcome period has begun or sells Fund Shares prior to the end of the outcome period may experience results that are very different from the investment objective sought by the Fund for that outcome period. There is no guarantee that the cap will remain the same after the end of the outcome period.

The Buffered ETFs’ investment strategies are different from more typical investment products, and the Funds may be unsuitable for some investors. It is important that investors understand the investment strategy before making an investment. For more information regarding whether an investment in the Funds is right for you, please see the prospectus including “Investor Considerations.”

Distributed by Foreside Fund Services, LLC. Foreside Fund Services, LLC is not affiliated with Allianz Investment Management LLC or Allianz Life Insurance Company of North America.

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER10 JAN ETF

ALLIANZIM U.S. LARGE CAP BUFFER20 JAN ETF

Fund Performance Overview (unaudited)

As of January 1, 2023, the Funds seek to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a stated upside Cap, while limiting downside losses of the Fund by the amount of the stated Buffer over a twelve-month Outcome Period. The Funds’ most recent Outcome Period initiated on January 1, 2023. Prior to January 1, 2023, the Funds sought to match the returns of the S&P 500 Price Return IndexSM, up to a specified upside cap, while limiting downside losses of the Fund by the amount of the stated buffer over a twelve-month outcome period. AllianzIM’s Buffered ETF solutions seek to provide downside risk mitigation through a Buffer against the first 10% and 20% of market losses. The buffer for the AllianzIM U.S. Large Cap Buffer10 Jan ETF is 10% and the AllianzIM U.S. Large Cap Buffer20 Jan ETF is 20%. This market commentary will primarily focus on factors influencing the S&P 500 Price Return IndexSM for the period covered by this report. Because this period does not align with the Outcome Period of the Funds, the Fund performance stated over the last year does not align with the investment objective of the Funds.

For the fiscal year ended October 31, 2023, the S&P 500 Price Return IndexSM returned 8.31%. While volatility and inflation have subdued over the past calendar year, rising interest rates, geopolitical uncertainty, and macro risks influenced the market. Positive returns in the S&P 500 Price Return IndexSM, which is a market capitalization-weighted index, throughout the first half of the calendar year have become more concentrated with a select group of securities driving returns of the index. The Federal Reserve (the “Fed”) continued to raise its key rate in 2023 to a range between 5.25% - 5.50% which left investors wondering if these actions will produce the lower inflation environment they expect without pushing the U.S. economy into a recession, with rising rates putting downward pricing pressure on bonds. Even with the strong equity markets early in the calendar year, investor sentiment was cautious as equity markets began to pull back toward the end of the fiscal year with negative index returns in August, September and October.

The risk mitigation attributes of the 10% and 20% Buffer enabled the Funds to soften market fluctuations during the reporting period relative to the S&P 500 Price Return IndexSM. Against a backdrop of rapidly rising rates, the potential of a recession, and continuing geopolitical risks, we believe it makes sense for investors to prepare for the possibility of more volatile market events and look for ways to mitigate risks along the uncertain road ahead.

Each AllianzIM Buffered ETF is subject to an upside return Cap that represents the absolute maximum percentage return that the Fund can achieve for its Outcome Period. Therefore, even though the Fund seeks to provide returns based upon the performance of the SPDR® S&P 500® ETF Trust, if the return of the SPDR® S&P 500® ETF Trust for the Outcome Period exceeds the Cap, the Fund will not experience those excess gains. The Funds’ website, www.allianzIMetfs.com, provides important information relating to each Fund, including potential outcomes of an investment in the Fund. One cannot invest directly in an index. Past performance does not guarantee future results.

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER10 JAN ETF

Fund Performance Overview (unaudited) (continued)

The following graphs depict the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer10 Jan ETF (‘‘JANT’’) at net asset value (‘‘NAV’’) and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (December 31, 2020*) to October 31, 2023.

AllianzIM U.S. Large Cap Buffer10 Jan ETF Growth of a Hypothetical $10,000 Investment at October 31, 2023

AllianzIM U.S. Large Cap Buffer10 Jan ETF (NAV) ($10,995)

AllianzIM U.S. Large Cap Buffer10 Jan ETF (Market) ($11,002)

S&P 500 Price Return IndexSM ($11,165)

$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
12/31/2020
04/30/2021
10/31/2021
04/30/2022
10/31/2022
04/30/2023
10/31/2023
$11,165
$11,002
$10,995
NAV
Market Value
S&P 500 Price Index

Average Annual Return as of October 31, 2023

	One Year	Since Inception (December 31, 2020)*
AllianzIM U.S. Large Cap Buffer10 Jan ETF (NAV)	8.37%	3.40%
AllianzIM U.S. Large Cap Buffer10 Jan ETF (Market Price)	8.43%	3.43%
S&P 500 Price Return IndexSM	8.31%	3.97%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date is December 31, 2020. Shares of JANT were listed on the NYSE Arca, Inc. on January 4, 2021.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

NAV returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER20 JAN ETF

Fund Performance Overview (unaudited) (continued)

The following graphs depict the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer20 Jan ETF (‘‘JANW’’) at net asset value (‘‘NAV’’) and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (December 31, 2020*) to October 31, 2023.

AllianzIM U.S. Large Cap Buffer20 Jan ETF Growth of a Hypothetical $10,000 Investment at October 31, 2023

AllianzIM U.S. Large Cap Buffer20 Jan ETF (NAV) ($11,411)

AllianzIM U.S. Large Cap Buffer20 Jan ETF (Market) ($11,418)

S&P 500 Price Return IndexSM ($11,165)

$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
12/31/2020
04/30/2021
10/31/2021
04/30/2022
10/31/2022
04/30/2023
10/31/2023
$11,418
$11,411
$11,165
NAV
Market Value
S&P 500 Price Index

Average Annual Return as of October 31, 2023

	One Year	Since Inception (December 31, 2020)*
AllianzIM U.S. Large Cap Buffer20 Jan ETF (NAV)	11.59%	4.77%
AllianzIM U.S. Large Cap Buffer20 Jan ETF (Market Price)	11.79%	4.79%
S&P 500 Price Return IndexSM	8.31%	3.97%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date is December 31, 2020. Shares of JANW were listed on the NYSE Arca, Inc. on January 4, 2021.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

NAV returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER10 FEB ETF

ALLIANZIM U.S. LARGE CAP BUFFER20 FEB ETF

Fund Performance Overview (unaudited)

The Funds seek to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a stated upside Cap, while limiting downside losses of the Fund by the amount of the stated Buffer over a twelve-month Outcome Period. The Funds’ most recent Outcome Period initiated on February 1, 2023. AllianzIM’s Buffered ETF solutions seek to provide downside risk mitigation through a Buffer against the first 10% and 20% of market losses. The buffer for the AllianzIM U.S. Large Cap Buffer10 Feb ETF is 10% and the AllianzIM U.S. Large Cap Buffer20 Feb ETF is 20%. This market commentary will primarily focus on factors influencing the S&P 500 Price Return IndexSM for the period covered by this report. Because this period does not align with the Outcome Period of the Funds, the Fund performance stated over the last year does not align with the investment objective of the Funds.

For the fiscal period January 31, 2023 (commencement of Fund operations) through October 31, 2023, the S&P 500 Price Return IndexSM returned 2.87%. While volatility and inflation have subdued over the past calendar year, rising interest rates, geopolitical uncertainty, and macro risks influenced the market. Positive returns in the S&P 500 Price Return IndexSM, which is a market capitalization-weighted index, throughout the first half of the calendar year have become more concentrated with a select group of securities driving returns of the index. The Federal Reserve (the “Fed”) continued to raise its key rate in 2023 to a range between 5.25% - 5.50% which left investors wondering if these actions will produce the lower inflation environment they expect without pushing the U.S. economy into a recession, with rising rates putting downward pricing pressure on bonds. Even with the strong equity markets early in the calendar year, investor sentiment was cautious as equity markets began to pull back toward the end of the fiscal year with negative index returns in August, September and October.

The risk mitigation attributes of the 10% and 20% Buffer enabled the Funds to soften market fluctuations during the reporting period relative to the S&P 500 Price Return IndexSM. Against a backdrop of rapidly rising rates, the potential of a recession, and continuing geopolitical risks, we believe it makes sense for investors to prepare for the possibility of more volatile market events and look for ways to mitigate risks along the uncertain road ahead.

Each AllianzIM Buffered ETF is subject to an upside return Cap that represents the absolute maximum percentage return that the Fund can achieve for its Outcome Period. Therefore, even though the Fund seeks to provide returns based upon the performance of the SPDR® S&P 500® ETF Trust, if the return of the SPDR® S&P 500® ETF Trust for the Outcome Period exceeds the Cap, the Fund will not experience those excess gains. The Funds’ website, www.allianzIMetfs.com, provides important information relating to each Fund, including potential outcomes of an investment in the Fund. One cannot invest directly in an index. Past performance does not guarantee future results.

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER10 FEB ETF

Fund Performance Overview (unaudited) (continued)

The following graph depicts the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer10 Feb ETF (‘‘FEBT’’) at net asset value (‘‘NAV’’) and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (January 31, 2023*) to October 31, 2023.

AllianzIM U.S. Large Cap Buffer10 Feb ETF Growth of a Hypothetical $10,000 Investment at October 31, 2023

AllianzIM U.S. Large Cap Buffer10 Feb ETF (NAV) ($10,317)

AllianzIM U.S. Large Cap Buffer10 Feb ETF (Market) ($10,329)

S&P 500 Price Return IndexSM ($10,287)

$10,500
$10,400
$10,300
$10,200
$10,100
$10,000
$10,329
$10,317
$10,287
01/31/2023
04/30/2023
10/31/2023
NAV
Market Value
S&P 500 Price Index

Average Annual Return as of October 31, 2023

Since Inception (January 31, 2023)*
AllianzIM U.S. Large Cap Buffer10 Feb ETF (NAV)	3.17%
AllianzIM U.S. Large Cap Buffer10 Feb ETF (Market Price)	3.29%
S&P 500 Price Return IndexSM	2.87%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date is January 31, 2023. Shares of FEBT were listed on the NYSE Arca, Inc. on February 1, 2023.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

NAV returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER20 FEB ETF

Fund Performance Overview (unaudited) (continued)

The following graph depicts the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer20 Feb ETF (‘‘FEBW’’) at net asset value (‘‘NAV’’) and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (January 31, 2023*) to October 31, 2023.

AllianzIM U.S. Large Cap Buffer20 Feb ETF Growth of a Hypothetical $10,000 Investment at October 31, 2023

AllianzIM U.S. Large Cap Buffer20 Feb ETF (NAV) ($10,343)

AllianzIM U.S. Large Cap Buffer20 Feb ETF (Market) ($10,356)

S&P 500 Price Return IndexSM ($10,287)

$10,500
$10,400
$10,300
$10,200
$10,100
$10,000
01/31/2023
04/30/2023
10/31/2023
$10,356
$10,343
$10,287
NAV
Market Value
S&P 500 Price Index

Average Annual Return as of October 31, 2023

Since Inception (January 31, 2023)*
AllianzIM U.S. Large Cap Buffer20 Feb ETF (NAV)	3.43%
AllianzIM U.S. Large Cap Buffer20 Feb ETF (Market Price)	3.56%
S&P 500 Price Return IndexSM	2.87%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date is January 31, 2023. Shares of FEBW were listed on the NYSE Arca, Inc. on February 1, 2023.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

NAV returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER10 MAR ETF

ALLIANZIM U.S. LARGE CAP BUFFER20 MAR ETF

Fund Performance Overview (unaudited)

The Funds seek to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a stated upside Cap, while limiting downside losses of the Fund by the amount of the stated Buffer over a twelve-month Outcome Period. The Funds’ most recent Outcome Period initiated on March 1, 2023. AllianzIM’s Buffered ETF solutions seek to provide downside risk mitigation through a Buffer against the first 10% and 20% of market losses. The buffer for the AllianzIM U.S. Large Cap Buffer10 Mar ETF is 10% and the AllianzIM U.S. Large Cap Buffer20 Mar ETF is 20%. This market commentary will primarily focus on factors influencing the S&P 500 Price Return IndexSM for the period covered by this report. Because this period does not align with the Outcome Period of the Funds, the Fund performance stated over the last year does not align with the investment objective of the Funds.

For the fiscal period February 28, 2023 (commencement of Fund operations) through October 31, 2023, the S&P 500 Price Return IndexSM returned 5.63%. While volatility and inflation have subdued over the past calendar year, rising interest rates, geopolitical uncertainty, and macro risks influenced the market. Positive returns in the S&P 500 Price Return IndexSM, which is a market capitalization-weighted index, throughout the first half of the calendar year have become more concentrated with a select group of securities driving returns of the index. The Federal Reserve (the “Fed”) continued to raise its key rate in 2023 to a range between 5.25% - 5.50% which left investors wondering if these actions will produce the lower inflation environment they expect without pushing the U.S. economy into a recession, with rising rates putting downward pricing pressure on bonds. Even with the strong equity markets early in the calendar year, investor sentiment was cautious as equity markets began to pull back toward the end of the fiscal year with negative index returns in August, September and October.

The risk mitigation attributes of the 10% and 20% Buffer enabled the Funds to soften market fluctuations during the reporting period relative to the S&P 500 Price Return IndexSM. Against a backdrop of rapidly rising rates, the potential of a recession, and continuing geopolitical risks, we believe it makes sense for investors to prepare for the possibility of more volatile market events and look for ways to mitigate risks along the uncertain road ahead.

Each AllianzIM Buffered ETF is subject to an upside return Cap that represents the absolute maximum percentage return that the Fund can achieve for its Outcome Period. Therefore, even though the Fund seeks to provide returns based upon the performance of the SPDR® S&P 500® ETF Trust, if the return of the SPDR® S&P 500® ETF Trust for the Outcome Period exceeds the Cap, the Fund will not experience those excess gains. The Funds’ website, www.allianzIMetfs.com, provides important information relating to each Fund, including potential outcomes of an investment in the Fund. One cannot invest directly in an index. Past performance does not guarantee future results.

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER10 MAR ETF

Fund Performance Overview (unaudited) (continued)

The following graph depicts the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer10 Mar ETF (‘‘MART’’) at net asset value (‘‘NAV’’) and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (February 28, 2023*) to October 31, 2023.

AllianzIM U.S. Large Cap Buffer10 Mar ETF Growth of a Hypothetical $10,000 Investment at October 31, 2023

AllianzIM U.S. Large Cap Buffer10 Mar ETF (NAV) ($10,549)

AllianzIM U.S. Large Cap Buffer10 Mar ETF (Market) ($10,559)

S&P 500 Price Return IndexSM ($10,563)

$11,000
$10,800
$10,600
$10,400
$10,200
$10,000
02/28/2023
04/30/2023
10/31/2023
$10,563
$10,559
$10,549
NAV
Market Value
S&P 500 Price Index

Average Annual Return as of October 31, 2023

Since Inception (February 28, 2023)*
AllianzIM U.S. Large Cap Buffer10 Mar ETF (NAV)	5.49%
AllianzIM U.S. Large Cap Buffer10 Mar ETF (Market Price)	5.59%
S&P 500 Price Return IndexSM	5.63%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date is February 28, 2023. Shares of MART were listed on the NYSE Arca, Inc. on March 1, 2023.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

NAV returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER20 MAR ETF

Fund Performance Overview (unaudited) (continued)

The following graph depicts the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer20 Mar ETF (‘‘MARW’’) at net asset value (‘‘NAV’’) and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (February 28, 2023*) to October 31, 2023.

AllianzIM U.S. Large Cap Buffer20 Mar ETF Growth of a Hypothetical $10,000 Investment at October 31, 2023

AllianzIM U.S. Large Cap Buffer20 Mar ETF (NAV) ($10,518)

AllianzIM U.S. Large Cap Buffer20 Mar ETF (Market) ($10,526)

S&P 500 Price Return IndexSM ($10,563)

$11,000
$10,800
$10,600
$10,400
$10,200
$10,000
$10,563
$10,526
$10,518
02/28/2023
04/30/2023
10/31/2023
NAV
Market Value
S&P 500 Price Index

Average Annual Return as of October 31, 2023

Since Inception (February 28, 2023)*
AllianzIM U.S. Large Cap Buffer20 Mar ETF (NAV)	5.18%
AllianzIM U.S. Large Cap Buffer20 Mar ETF (Market Price)	5.26%
S&P 500 Price Return IndexSM	5.63%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date is February 28, 2023. Shares of MARW were listed on the NYSE Arca, Inc. on March 1, 2023.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

NAV returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER10 APR ETF

ALLIANZIM U.S. LARGE CAP BUFFER20 APR ETF

Fund Performance Overview (unaudited)

As of April 1, 2023, the Funds seek to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a stated upside Cap, while limiting downside losses of the Fund by the amount of the stated Buffer over a twelve-month Outcome Period. The Funds’ most recent Outcome Period initiated on April 1, 2023. Prior to April 1, 2023, the Funds sought to match the returns of the S&P 500 Price Return IndexSM, up to a specified upside cap, while limiting downside losses of the Fund by the amount of the stated buffer over a twelve-month outcome period. AllianzIM’s Buffered ETF solutions seek to provide downside risk mitigation through a Buffer against the first 10% and 20% of market losses. The buffer for the AllianzIM U.S. Large Cap Buffer10 Apr ETF is 10% and the AllianzIM U.S. Large Cap Buffer20 Apr ETF is 20%. This market commentary will primarily focus on factors influencing the S&P 500 Price Return IndexSM for the period covered by this report. Because this period does not align with the Outcome Period of the Funds, the Fund performance stated over the last year does not align with the investment objective of the Funds.

For the fiscal year ended October 31, 2023, the S&P 500 Price Return IndexSM returned 8.31%. While volatility and inflation have subdued over the past calendar year, rising interest rates, geopolitical uncertainty, and macro risks influenced the market. Positive returns in the S&P 500 Price Return IndexSM, which is a market capitalization-weighted index, throughout the first half of the calendar year have become more concentrated with a select group of securities driving returns of the index. The Federal Reserve (the “Fed”) continued to raise its key rate in 2023 to a range between 5.25% - 5.50% which left investors wondering if these actions will produce the lower inflation environment they expect without pushing the U.S. economy into a recession, with rising rates putting downward pricing pressure on bonds. Even with the strong equity markets early in the calendar year, investor sentiment was cautious as equity markets began to pull back toward the end of the fiscal year with negative index returns in August, September and October.

The risk mitigation attributes of the 10% and 20% Buffer enabled the Funds to soften market fluctuations during the reporting period relative to the S&P 500 Price Return IndexSM. Against a backdrop of rapidly rising rates, the potential of a recession, and continuing geopolitical risks, we believe it makes sense for investors to prepare for the possibility of more volatile market events and look for ways to mitigate risks along the uncertain road ahead.

Each AllianzIM Buffered ETF is subject to an upside return Cap that represents the absolute maximum percentage return that the Fund can achieve for its Outcome Period. Therefore, even though the Fund seeks to provide returns based upon the performance of the SPDR® S&P 500® ETF Trust, if the return of the SPDR® S&P 500® ETF Trust for the Outcome Period exceeds the Cap, the Fund will not experience those excess gains. The Funds’ website, www.allianzIMetfs.com, provides important information relating to each Fund, including potential outcomes of an investment in the Fund. One cannot invest directly in an index. Past performance does not guarantee future results.

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER10 APR ETF

Fund Performance Overview (unaudited) (continued)

The following graphs depict the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer10 Apr ETF (‘‘APRT’’) at net asset value (‘‘NAV’’) and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (May 28, 2020*) to October 31, 2023.

AllianzIM U.S. Large Cap Buffer10 Apr ETF Growth of a Hypothetical $10,000 Investment at October 31, 2023

AllianzIM U.S. Large Cap Buffer10 Apr ETF (NAV) ($12,686)

AllianzIM U.S. Large Cap Buffer10 Apr ETF (Market) ($12,702)

S&P 500 Price Return IndexSM ($13,842)

$16,000
$14,800
$13,600
$12,400
$11,200
$10,000
$13,842
$12,702
$12,686
05/28/2020
10/31/2020
04/30/2021
10/31/2021
04/30/2022
10/31/2022
04/30/2023
10/31/2023
NAV
Market Value
S&P 500 Price Index

Average Annual Return as of October 31, 2023

	One Year	Since Inception (May 28, 2020)*
AllianzIM U.S. Large Cap Buffer10 Apr ETF (NAV)	11.26%	7.19%
AllianzIM U.S. Large Cap Buffer10 Apr ETF (Market Price)	11.56%	7.25%
S&P 500 Price Return IndexSM	8.31%	9.95%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date is May 28, 2020. Shares of APRT were listed on the NYSE Arca, Inc. on June 1, 2020.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

NAV returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER20 APR ETF

Fund Performance Overview (unaudited) (continued)

The following graphs depict the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer20 Apr ETF (‘‘APRW’’) at net asset value (‘‘NAV’’) and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (May 28, 2020*) to October 31, 2023.

AllianzIM U.S. Large Cap Buffer20 Apr ETF Growth of a Hypothetical $10,000 Investment at October 31, 2023

AllianzIM U.S. Large Cap Buffer20 Apr ETF (NAV) ($11,406)

AllianzIM U.S. Large Cap Buffer20 Apr ETF (Market) ($11,406)

S&P 500 Price Return IndexSM ($13,842)

$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$13,842
$11,406
$11,406
05/28/2020
10/31/2022
04/30/2023
10/31/2023
NAV
Market Value
S&P 500 Price Index

Average Annual Return as of October 31, 2023

	One Year	Since Inception (May 28, 2020)*
AllianzIM U.S. Large Cap Buffer20 Apr ETF (NAV)	6.81%	3.91%
AllianzIM U.S. Large Cap Buffer20 Apr ETF (Market Price)	6.94%	3.92%
S&P 500 Price Return IndexSM	8.31%	9.95%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date is May 28, 2020. Shares of APRW were listed on the NYSE Arca, Inc. on June 1, 2020.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

NAV returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER10 MAY ETF

ALLIANZIM U.S. LARGE CAP BUFFER20 MAY ETF

Fund Performance Overview (unaudited)

The Funds seek to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a stated upside Cap, while limiting downside losses of the Fund by the amount of the stated Buffer over a twelve-month Outcome Period. The Funds’ most recent Outcome Period initiated on May 1, 2023. AllianzIM’s Buffered ETF solutions seek to provide downside risk mitigation through a Buffer against the first 10% and 20% of market losses. The buffer for the AllianzIM U.S. Large Cap Buffer10 May ETF is 10% and the AllianzIM U.S. Large Cap Buffer20 May ETF is 20%. This market commentary will primarily focus on factors influencing the S&P 500 Price Return IndexSM for the period covered by this report. Because this period does not align with the Outcome Period of the Funds, the Fund performance stated over the last year does not align with the investment objective of the Funds.

For the fiscal period April 28, 2023 (commencement of Fund operations) through October 31, 2023, the S&P 500 Price Return IndexSM returned 0.58%. While volatility and inflation have subdued over the past calendar year, rising interest rates, geopolitical uncertainty, and macro risks influenced the market. Positive returns in the S&P 500 Price Return IndexSM, which is a market capitalization-weighted index, throughout the first half of the calendar year have become more concentrated with a select group of securities driving returns of the index. The Federal Reserve (the “Fed”) continued to raise its key rate in 2023 to a range between 5.25% - 5.50% which left investors wondering if these actions will produce the lower inflation environment they expect without pushing the U.S. economy into a recession, with rising rates putting downward pricing pressure on bonds. Even with the strong equity markets early in the calendar year, investor sentiment was cautious as equity markets began to pull back toward the end of the fiscal year with negative index returns in August, September and October.

The risk mitigation attributes of the 10% and 20% Buffer enabled the Funds to soften market fluctuations during the reporting period relative to the S&P 500 Price Return IndexSM. Against a backdrop of rapidly rising rates, the potential of a recession, and continuing geopolitical risks, we believe it makes sense for investors to prepare for the possibility of more volatile market events and look for ways to mitigate risks along the uncertain road ahead.

Each AllianzIM Buffered ETF is subject to an upside return Cap that represents the absolute maximum percentage return that the Fund can achieve for its Outcome Period. Therefore, even though the Fund seeks to provide returns based upon the performance of the SPDR® S&P 500® ETF Trust, if the return of the SPDR® S&P 500® ETF Trust for the Outcome Period exceeds the Cap, the Fund will not experience those excess gains. The Funds’ website, www.allianzIMetfs.com, provides important information relating to each Fund, including potential outcomes of an investment in the Fund. One cannot invest directly in an index. Past performance does not guarantee future results.

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER10 MAY ETF

Fund Performance Overview (unaudited) (continued)

The following graphs depict the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer10 May ETF (‘‘MAYT’’) at net asset value (‘‘NAV’’) and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (April 28, 2023*) to October 31, 2023.

AllianzIM U.S. Large Cap Buffer10 May ETF Growth of a Hypothetical $10,000 Investment at October 31, 2023

AllianzIM U.S. Large Cap Buffer10 May ETF (NAV) ($10,149)

AllianzIM U.S. Large Cap Buffer10 May ETF (Market) ($10,154)

S&P 500 Price Return IndexSM ($10,058)

$10,250
$10,200
$10,150
$10,100
$10,050
$10,000
04/28/2023
10/31/2023
$10,154
$10,149
$10,058
NAV
Market Value
S&P 500 Price Index

Average Annual Return as of October 31, 2023

Since Inception (April 28, 2023)*
AllianzIM U.S. Large Cap Buffer10 May ETF (NAV)	1.49%
AllianzIM U.S. Large Cap Buffer10 May ETF (Market Price)	1.54%
S&P 500 Price Return IndexSM	0.58%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date is April 28, 2023. Shares of MAYT were listed on the NYSE Arca, Inc. on May 1, 2023.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

NAV returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER20 MAY ETF

Fund Performance Overview (unaudited) (continued)

The following graphs depict the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer20 May ETF (‘‘MAYW’’) at net asset value (‘‘NAV’’) and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (April 28, 2023*) to October 31, 2023.

AllianzIM U.S. Large Cap Buffer20 May ETF Growth of a Hypothetical $10,000 Investment at October 31, 2023

AllianzIM U.S. Large Cap Buffer20 May ETF (NAV) ($10,171)

AllianzIM U.S. Large Cap Buffer20 May ETF (Market) ($10,201)

S&P 500 Price Return IndexSM ($10,058)

$10,250
$10,200
$10,150
$10,100
$10,050
$10,000
04/28/2023
10/31/2023
$10,201
$10,171
$10,058
NAV
Market Value
S&P 500 Price Index

Average Annual Return as of October 31, 2023

Since Inception (April 28, 2023)*
AllianzIM U.S. Large Cap Buffer20 May ETF (NAV)	1.71%
AllianzIM U.S. Large Cap Buffer20 May ETF (Market Price)	2.01%
S&P 500 Price Return IndexSM	0.58%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date is April 28, 2023. Shares of MAYW were listed on the NYSE Arca, Inc. on May 1, 2023.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

NAV returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER10 JUL ETF

ALLIANZIM U.S. LARGE CAP BUFFER20 JUL ETF

Fund Performance Overview (unaudited)

As of July 1, 2023, the Funds seek to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a stated upside Cap, while limiting downside losses of the Fund by the amount of the stated Buffer over a twelve-month Outcome Period. The Funds’ most recent Outcome Period initiated on July 1, 2023. Prior to July 1, 2023, the Funds sought to match the returns of the S&P 500 Price Return IndexSM, up to a specified upside cap, while limiting downside losses of the Fund by the amount of the stated buffer over a twelve-month outcome period. AllianzIM’s Buffered ETF solutions seek to provide downside risk mitigation through a Buffer against the first 10% and 20% of market losses. The buffer for the AllianzIM U.S. Large Cap Buffer10 Jul ETF is 10% and the AllianzIM U.S. Large Cap Buffer20 Jul ETF is 20%. This market commentary will primarily focus on factors influencing the S&P 500 Price Return IndexSM for the period covered by this report. Because this period does not align with the Outcome Period of the Funds, the Fund performance stated over the last year does not align with the investment objective of the Funds.

For the fiscal year ended October 31, 2023, the S&P 500 Price Return IndexSM returned 8.31%. While volatility and inflation have subdued over the past calendar year, rising interest rates, geopolitical uncertainty, and macro risks influenced the market. Positive returns in the S&P 500 Price Return IndexSM, which is a market capitalization-weighted index, throughout the first half of the calendar year have become more concentrated with a select group of securities driving returns of the index. The Federal Reserve (the “Fed”) continued to raise its key rate in 2023 to a range between 5.25% - 5.50% which left investors wondering if these actions will produce the lower inflation environment they expect without pushing the U.S. economy into a recession, with rising rates putting downward pricing pressure on bonds. Even with the strong equity markets early in the calendar year, investor sentiment was cautious as equity markets began to pull back toward the end of the fiscal year with negative index returns in August, September and October.

The risk mitigation attributes of the 10% and 20% Buffer enabled the Funds to soften market fluctuations during the reporting period relative to the S&P 500 Price Return IndexSM. Against a backdrop of rapidly rising rates, the potential of a recession, and continuing geopolitical risks, we believe it makes sense for investors to prepare for the possibility of more volatile market events and look for ways to mitigate risks along the uncertain road ahead.

Each AllianzIM Buffered ETF is subject to an upside return Cap that represents the absolute maximum percentage return that the Fund can achieve for its Outcome Period. Therefore, even though the Fund seeks to provide returns based upon the performance of the SPDR® S&P 500® ETF Trust, if the return of the SPDR® S&P 500® ETF Trust for the Outcome Period exceeds the Cap, the Fund will not experience those excess gains. The Funds’ website, www.allianzIMetfs.com, provides important information relating to each Fund, including potential outcomes of an investment in the Fund. One cannot invest directly in an index. Past performance does not guarantee future results.

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER10 JUL ETF

Fund Performance Overview (unaudited) (continued)

The following graphs depict the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer10 Jul ETF (‘‘JULT’’) at net asset value (‘‘NAV’’) and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (June 30, 2020*) to October 31, 2023.

AllianzIM U.S. Large Cap Buffer10 Jul ETF Growth of a Hypothetical $10,000 Investment at October 31, 2023

AllianzIM U.S. Large Cap Buffer10 Jul ETF (NAV) ($12,631)

AllianzIM U.S. Large Cap Buffer10 Jul ETF (Market) ($12,666)

S&P 500 Price Return IndexSM ($13,527)

$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
06/30/2020
10/31/2020
04/30/2021
10/31/2021
04/30/2022
10/31/2022
04/30/2023
10/31/2023
$13,527
$12,666
$12,631
NAV
Market Value
S&P 500 Price Index

Average Annual Return as of October 31, 2023

	One Year	Since Inception (June 30, 2020)*
AllianzIM U.S. Large Cap Buffer10 Jul ETF (NAV)	9.91%	7.25%
AllianzIM U.S. Large Cap Buffer10 Jul ETF (Market Price)	10.02%	7.34%
S&P 500 Price Return IndexSM	8.31%	9.48%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date is June 30, 2020. Shares of JULT were listed on the NYSE Arca, Inc. on July 1, 2020.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

NAV returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER20 JUL ETF

Fund Performance Overview (unaudited) (continued)

The following graphs depict the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer20 Jul ETF (‘‘JULW’’) at net asset value (‘‘NAV’’) and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (June 30, 2020*) to October 31, 2023.

AllianzIM U.S. Large Cap Buffer20 Jul ETF Growth of a Hypothetical $10,000 Investment at October 31, 2023

AllianzIM U.S. Large Cap Buffer20 Jul ETF (NAV) ($11,894)

AllianzIM U.S. Large Cap Buffer20 Jul ETF (Market) ($11,895)

S&P 500 Price Return IndexSM ($13,527)

$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$13,527
$11,895
$11,894
06/30/2020
10/31/2020
04/30/2021
10/31/2021
04/30/2022
10/31/2022
04/30/2023
10/31/2023
NAV
Market Value
S&P 500 Price Index

Average Annual Return as of October 31, 2023

	One Year	Since Inception (June 30, 2020)*
AllianzIM U.S. Large Cap Buffer20 Jul ETF (NAV)	8.92%	5.34%
AllianzIM U.S. Large Cap Buffer20 Jul ETF (Market Price)	8.73%	5.34%
S&P 500 Price Return IndexSM	8.31%	9.48%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date is June 30, 2020. Shares of JULW were listed on the NYSE Arca, Inc. on July 1, 2020.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

NAV returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER10 OCT ETF

ALLIANZIM U.S. LARGE CAP BUFFER20 OCT ETF

Fund Performance Overview (unaudited)

The Funds seek to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a stated upside Cap, while limiting downside losses of the Fund by the amount of the stated Buffer over a twelve-month Outcome Period. The Funds’ most recent Outcome Period initiated on October 1, 2023. AllianzIM’s Buffered ETF solutions seek to provide downside risk mitigation through a Buffer against the first 10% and 20% of market losses. The buffer for the AllianzIM U.S. Large Cap Buffer10 Oct ETF is 10% and the AllianzIM U.S. Large Cap Buffer20 Oct ETF is 20%. This market commentary will primarily focus on factors influencing the S&P 500 Price Return IndexSM for the period covered by this report. Because this period does not align with the Outcome Period of the Funds, the Fund performance stated over the last year does not align with the investment objective of the Funds.

For the fiscal year ended October 31, 2023, the S&P 500 Price Return IndexSM returned 8.31%. While volatility and inflation have subdued over the past calendar year, rising interest rates, geopolitical uncertainty, and macro risks influenced the market. Positive returns in the S&P 500 Price Return IndexSM, which is a market capitalization-weighted index, throughout the first half of the calendar year have become more concentrated with a select group of securities driving returns of the index. The Federal Reserve (the “Fed”) continued to raise its key rate in 2023 to a range between 5.25% - 5.50% which left investors wondering if these actions will produce the lower inflation environment they expect without pushing the U.S. economy into a recession, with rising rates putting downward pricing pressure on bonds. Even with the strong equity markets early in the calendar year, investor sentiment was cautious as equity markets began to pull back toward the end of the fiscal year with negative index returns in August, September and October.

The risk mitigation attributes of the 10% and 20% Buffer enabled the Funds to soften market fluctuations during the reporting period relative to the S&P 500 Price Return IndexSM. Against a backdrop of rapidly rising rates, the potential of a recession, and continuing geopolitical risks, we believe it makes sense for investors to prepare for the possibility of more volatile market events and look for ways to mitigate risks along the uncertain road ahead.

Each AllianzIM Buffered ETF is subject to an upside return Cap that represents the absolute maximum percentage return that the Fund can achieve for its Outcome Period. Therefore, even though the Fund seeks to provide returns based upon the performance of the SPDR® S&P 500® ETF Trust, if the return of the SPDR® S&P 500® ETF Trust for the Outcome Period exceeds the Cap, the Fund will not experience those excess gains. The Funds’ website, www.allianzIMetfs.com, provides important information relating to each Fund, including potential outcomes of an investment in the Fund. One cannot invest directly in an index. Past performance does not guarantee future results.

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER10 OCT ETF

Fund Performance Overview (unaudited) (continued)

The following graphs depict the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer10 Oct ETF (‘‘OCTT’’) at net asset value (‘‘NAV’’) and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (September 30, 2020*) to October 31, 2023.

AllianzIM U.S. Large Cap Buffer10 Oct ETF Growth of a Hypothetical $10,000 Investment at October 31, 2023

AllianzIM U.S. Large Cap Buffer10 Oct ETF (NAV) ($12,461)

AllianzIM U.S. Large Cap Buffer10 Oct ETF (Market) ($12,491)

S&P 500 Price Return IndexSM ($12,470)

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
09/30/2020
10/31/2020
04/30/2021
10/31/2021
04/30/2022
10/31/2022
04/30/2023
10/31/2023
$12,491
$12,470
$12,461
NAV
Market Value
S&P 500 Price Index

Average Annual Return as of October 31, 2023

	One Year	Since Inception (September 30, 2020)*
AllianzIM U.S. Large Cap Buffer10 Oct ETF (NAV)	11.44%	7.39%
AllianzIM U.S. Large Cap Buffer10 Oct ETF (Market Price)	11.32%	7.48%
S&P 500 Price Return IndexSM	8.31%	7.42%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date is September 30, 2020. Shares of OCTT were listed on the NYSE Arca, Inc. on October 1, 2020.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

NAV returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER20 OCT ETF

Fund Performance Overview (unaudited) (continued)

The following graphs depict the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer20 Oct ETF (‘‘OCTW’’) at net asset value (‘‘NAV’’) and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (September 30, 2020*) to October 31, 2023.

AllianzIM U.S. Large Cap Buffer20 Oct ETF Growth of a Hypothetical $10,000 Investment at October 31, 2023

AllianzIM U.S. Large Cap Buffer20 Oct ETF (NAV) ($12,307)

AllianzIM U.S. Large Cap Buffer20 Oct ETF (Market) ($12,340)

S&P 500 Price Return IndexSM ($12,470)

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$12,470
$12,340
$12,307
09/30/2020
10/31/2020
04/30/2021
10/31/2021
04/30/2022
10/31/2022
04/30/2023
10/31/2023
NAV
Market Value
S&P 500 Price Index

Average Annual Return as of October 31, 2023

	One Year	Since Inception (September 30, 2020)*
AllianzIM U.S. Large Cap Buffer20 Oct ETF (NAV)	12.04%	6.96%
AllianzIM U.S. Large Cap Buffer20 Oct ETF (Market Price)	12.09%	7.05%
S&P 500 Price Return IndexSM	8.31%	7.42%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date is September 30, 2020. Shares of OCTW were listed on the NYSE Arca, Inc. on October 1, 2020.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

NAV returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER10 NOV ETF

ALLIANZIM U.S. LARGE CAP BUFFER20 NOV ETF

Fund Performance Overview (unaudited)

The Funds seek to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a stated upside Cap, while limiting downside losses of the Fund by the amount of the stated Buffer over a twelve-month Outcome Period. The Funds’ most recent Outcome Period initiated on November 1, 2022. AllianzIM’s Buffered ETF solutions seek to provide downside risk mitigation through a Buffer against the first 10% and 20% of market losses. The buffer for the AllianzIM U.S. Large Cap Buffer10 Nov ETF is 10% and the AllianzIM U.S. Large Cap Buffer20 Nov ETF is 20%. This market commentary will primarily focus on factors influencing the S&P 500 Price Return IndexSM for the period covered by this report.

For the fiscal year ended October 31, 2023, the S&P 500 Price Return IndexSM returned 8.31%. While volatility and inflation have subdued over the past calendar year, rising interest rates, geopolitical uncertainty, and macro risks influenced the market. Positive returns in the S&P 500 Price Return IndexSM, which is a market capitalization-weighted index, throughout the first half of the calendar year have become more concentrated with a select group of securities driving returns of the index. The Federal Reserve (the “Fed”) continued to raise its key rate in 2023 to a range between 5.25% - 5.50% which left investors wondering if these actions will produce the lower inflation environment they expect without pushing the U.S. economy into a recession, with rising rates putting downward pricing pressure on bonds. Even with the strong equity markets early in the calendar year, investor sentiment was cautious as equity markets began to pull back toward the end of the fiscal year with negative index returns in August, September and October.

The risk mitigation attributes of the 10% and 20% Buffer enabled the Funds to soften market fluctuations during the reporting period relative to the S&P 500 Price Return IndexSM. Against a backdrop of rapidly rising rates, the potential of a recession, and continuing geopolitical risks, we believe it makes sense for investors to prepare for the possibility of more volatile market events and look for ways to mitigate risks along the uncertain road ahead.

Each AllianzIM Buffered ETF is subject to an upside return Cap that represents the absolute maximum percentage return that the Fund can achieve for its Outcome Period. Therefore, even though the Fund seeks to provide returns based upon the performance of the SPDR® S&P 500® ETF Trust, if the return of the SPDR® S&P 500® ETF Trust for the Outcome Period exceeds the Cap, the Fund will not experience those excess gains. The Funds’ website, www.allianzIMetfs.com, provides important information relating to each Fund, including potential outcomes of an investment in the Fund. One cannot invest directly in an index. Past performance does not guarantee future results.

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER10 NOV ETF

Fund Performance Overview (unaudited) (continued)

The following graphs depict the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer10 Nov ETF (‘‘NVBT’’) at net asset value (‘‘NAV’’) and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (October 31, 2022*) to October 31, 2023.

AllianzIM U.S. Large Cap Buffer10 Nov ETF Growth of a Hypothetical $10,000 Investment at October 31, 2023

AllianzIM U.S. Large Cap Buffer10 Nov ETF (NAV) ($10,746)

AllianzIM U.S. Large Cap Buffer10 Nov ETF (Market) ($10,764)

S&P 500 Price Return IndexSM ($10,831)

$11,000
$10,800
$10,600
$10,400
$10,200
$10,000
$10,831
$10,764
$10,746
10/31/2022
04/30/2023
10/31/2023
NAV
Market Value
S&P 500 Price Index

Average Annual Return as of October 31, 2023

	One Year	Since Inception (October 31, 2022)*
AllianzIM U.S. Large Cap Buffer10 Nov ETF (NAV)**	7.46%	7.46%
AllianzIM U.S. Large Cap Buffer10 Nov ETF (Market Price)	7.64%	7.64%
S&P 500 Price Return IndexSM	8.31%	8.31%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date is October 31, 2022. Shares of NVBT were listed on the NYSE Arca, Inc. on November 1, 2022.

**	Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from the amount reported in the Financial Highlights.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

NAV returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER20 NOV ETF

Fund Performance Overview (unaudited) (continued)

The following graphs depict the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer20 Nov ETF (‘‘NVBW’’) at net asset value (‘‘NAV’’) and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (October 31, 2022*) to October 31, 2023.

AllianzIM U.S. Large Cap Buffer20 Nov ETF Growth of a Hypothetical $10,000 Investment at October 31, 2023

AllianzIM U.S. Large Cap Buffer20 Nov ETF (NAV) ($10,749)

AllianzIM U.S. Large Cap Buffer20 Nov ETF (Market) ($10,757)

S&P 500 Price Return IndexSM ($10,831)

$11,000
$10,800
$10,600
$10,400
$10,200
$10,000
$10,831
$10,757
$10,749
10/31/2022
04/30/2023
10/31/2023
NAV
Market Value
S&P 500 Price Index

Average Annual Return as of October 31, 2023

	One Year	Since Inception (October 31, 2022)*
AllianzIM U.S. Large Cap Buffer20 Nov ETF (NAV)**	7.49%	7.49%
AllianzIM U.S. Large Cap Buffer20 Nov ETF (Market Price)	7.57%	7.57%
S&P 500 Price Return IndexSM	8.31%	8.31%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date is October 31, 2022. Shares of NVBW were listed on the NYSE Arca, Inc. on November 1, 2022.

**	Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from the amount reported in the Financial Highlights.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

NAV returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER10 DEC ETF

ALLIANZIM U.S. LARGE CAP BUFFER20 DEC ETF

Fund Performance Overview (unaudited)

The Funds seek to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a stated upside Cap, while limiting downside losses of the Fund by the amount of the stated Buffer over a twelve-month Outcome Period. The Funds’ most recent Outcome Period initiated on December 1, 2022. AllianzIM’s Buffered ETF solutions seek to provide downside risk mitigation through a Buffer against the first 10% and 20% of market losses. The buffer for the AllianzIM U.S. Large Cap Buffer10 Dec ETF is 10% and the AllianzIM U.S. Large Cap Buffer20 Dec ETF is 20%. This market commentary will primarily focus on factors influencing the S&P 500 Price Return IndexSM for the period covered by this report. Because this period does not align with the Outcome Period of the Funds, the Fund performance stated over the last year does not align with the investment objective of the Funds.

For the fiscal period November 30, 2022 (commencement of Fund operations) through October 31, 2023, the S&P 500 Price Return IndexSM returned 2.79%. While volatility and inflation have subdued over the past calendar year, rising interest rates, geopolitical uncertainty, and macro risks influenced the market. Positive returns in the S&P 500 Price Return IndexSM, which is a market capitalization-weighted index, throughout the first half of the calendar year have become more concentrated with a select group of securities driving returns of the index. The Federal Reserve (the “Fed”) continued to raise its key rate in 2023 to a range between 5.25% - 5.50% which left investors wondering if these actions will produce the lower inflation environment they expect without pushing the U.S. economy into a recession, with rising rates putting downward pricing pressure on bonds. Even with the strong equity markets early in the calendar year, investor sentiment was cautious as equity markets began to pull back toward the end of the fiscal year with negative index returns in August, September and October.

The risk mitigation attributes of the 10% and 20% Buffer enabled the Funds to soften market fluctuations during the reporting period relative to the S&P 500 Price Return IndexSM. Against a backdrop of rapidly rising rates, the potential of a recession, and continuing geopolitical risks, we believe it makes sense for investors to prepare for the possibility of more volatile market events and look for ways to mitigate risks along the uncertain road ahead.

Each AllianzIM Buffered ETF is subject to an upside return Cap that represents the absolute maximum percentage return that the Fund can achieve for its Outcome Period. Therefore, even though the Fund seeks to provide returns based upon the performance of the SPDR® S&P 500® ETF Trust, if the return of the SPDR® S&P 500® ETF Trust for the Outcome Period exceeds the Cap, the Fund will not experience those excess gains. The Funds’ website, www.allianzIMetfs.com, provides important information relating to each Fund, including potential outcomes of an investment in the Fund. One cannot invest directly in an index. Past performance does not guarantee future results.

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER10 DEC ETF

Fund Performance Overview (unaudited) (continued)

The following graphs depict the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer10 Dec ETF (‘‘DECT’’) at net asset value (‘‘NAV’’) and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (November 30, 2022*) to October 31, 2023.

AllianzIM U.S. Large Cap Buffer10 Dec ETF Growth of a Hypothetical $10,000 Investment at October 31, 2023

AllianzIM U.S. Large Cap Buffer10 Dec ETF (NAV) ($10,257)

AllianzIM U.S. Large Cap Buffer10 Dec ETF (Market) ($10,265)

S&P 500 Price Return IndexSM ($10,279)

$10,500
$10,400
$10,300
$10,200
$10,100
$10,000
11/30/2022
04/30/2023
10/31/2023
$10,279
$10,265
$10,257
NAV
Market Value
S&P 500 Price Index

Average Annual Return as of October 31, 2023

Since Inception (November 30, 2022)*
AllianzIM U.S. Large Cap Buffer10 Dec ETF (NAV)	2.57%
AllianzIM U.S. Large Cap Buffer10 Dec ETF (Market Price)	2.65%
S&P 500 Price Return IndexSM	2.79%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date is November 30, 2022. Shares of DECT were listed on the NYSE Arca, Inc. on December 1, 2022.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

NAV returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER20 DEC ETF

Fund Performance Overview (unaudited) (continued)

The following graphs depict the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer20 Dec ETF (‘‘DECW’’) at net asset value (‘‘NAV’’) and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (November 30, 2022*) to October 31, 2023.

AllianzIM U.S. Large Cap Buffer20 Dec ETF Growth of a Hypothetical $10,000 Investment at October 31, 2023

AllianzIM U.S. Large Cap Buffer20 Dec ETF (NAV) ($10,264)

AllianzIM U.S. Large Cap Buffer20 Dec ETF (Market) ($10,280)

S&P 500 Price Return IndexSM ($10,279)

$10,500
$10,400
$10,300
$10,200
$10,100
$10,000
$10,280
$10,279
$10,264
11/30/2022
04/30/2023
10/31/2023
NAV
Market Value
S&P 500 Price Index

Average Annual Return as of October 31, 2023

Since Inception (November 30, 2022)*
AllianzIM U.S. Large Cap Buffer20 Dec ETF (NAV)	2.64%
AllianzIM U.S. Large Cap Buffer20 Dec ETF (Market Price)	2.80%
S&P 500 Price Return IndexSM	2.79%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date is November 30, 2022. Shares of DECW were listed on the NYSE Arca, Inc. on December 1, 2022.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

NAV returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP 6 MONTH BUFFER10 JAN/JUL ETF

Fund Performance Overview (unaudited)

As of January 1, 2023, the Fund seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a stated upside Cap, while limiting downside losses to the Fund by the amount of the stated Buffer over a six-month Outcome Period. The Fund’s most recent Outcome Period initiated on July 1, 2023. Prior to January 1, 2023, the Fund sought to match the returns of the S&P 500 Price Return IndexSM up to a specified upside cap, while limiting downside losses of the Fund by the amount of the stated buffer over a six-month outcome period. The Fund’s previous Outcome Period was from January 1, 2023 to June 30, 2023 and the Fund sought to match the returns of the Underlying ETF up to a stated upside Cap, while limiting downside losses to the Underlying ETF by the amount of the stated Buffer. The buffer for the AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF is 10%. This market commentary will primarily focus on factors influencing the S&P 500 Price Return IndexSM for the period covered by this report. Because this period does not align with the Outcome Period of the Fund, the Fund performance stated over the last year does not align with the investment objective of the Fund.

For the fiscal year ended October 31, 2023, the S&P 500 Price Return IndexSM returned 8.31%. While volatility and inflation have subdued over the past calendar year, rising interest rates, geopolitical uncertainty, and macro risks influenced the market. Positive returns in the S&P 500 Price Return IndexSM, which is a market capitalization-weighted index, throughout the first half of the calendar year have become more concentrated with a select group of securities driving returns of the index. The Federal Reserve (the “Fed”) continued to raise its key rate in 2023 to a range between 5.25% - 5.50% which left investors wondering if these actions will produce the lower inflation environment they expect without pushing the U.S. economy into a recession, with rising rates putting downward pricing pressure on bonds. Even with the strong equity markets early in the calendar year, investor sentiment was cautious as equity markets began to pull back toward the end of the fiscal year with negative index returns in August, September and October.

The risk mitigation attributes of the 10% Buffer enabled the Fund to soften market fluctuations during the reporting period relative to the S&P 500 Price Return IndexSM. Against a backdrop of rapidly rising rates, the potential of a recession, and continuing geopolitical risks, we believe it makes sense for investors to prepare for the possibility of more volatile market events and look for ways to mitigate risks along the uncertain road ahead.

Each AllianzIM Buffered ETF is subject to an upside return Cap that represents the absolute maximum percentage return that the Fund can achieve for its Outcome Period. Therefore, even though the Fund seeks to provide returns based upon the performance of the SPDR® S&P 500® ETF Trust, if the return of the SPDR® S&P 500® ETF Trust for the Outcome Period exceeds the Cap, the Fund will not experience those excess gains. The Funds’ website, www.allianzIMetfs.com, provides important information relating to each Fund, including potential outcomes of an investment in the Fund. One cannot invest directly in an index. Past performance does not guarantee future results.

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP 6 MONTH BUFFER10 JAN/JUL ETF

Fund Performance Overview (unaudited) (continued)

The following graphs depict the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF (‘‘SIXJ’’) at net asset value (‘‘NAV’’) and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (December 31, 2021*) to October 31, 2023.

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF Growth of a Hypothetical $10,000 Investment at October 31, 2023

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF (NAV) ($9,749)

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF (Market) ($9,784)

S&P 500 Price Return IndexSM ($8,799)

$10,500
$10,000
$9,500
$9,000
$8,500
$8,000
12/31/2021
04/30/2022
10/31/2022
04/30/2023
10/31/2023
$9,784
$9,749
$8,799
NAV
Market Value
S&P 500 Price Index

Average Annual Return as of October 31, 2023

	One Year	Since Inception (December 31, 2021)*
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF (NAV)	6.43%	(1.37)%
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF (Market Price)	6.79%	(1.18)%
S&P 500 Price Return IndexSM	8.31%	(6.74)%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date is December 31, 2021. Shares of SIXJ were listed on the NYSE Arca, Inc. on January 4, 2022.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

NAV returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP 6 MONTH BUFFER10 APR/OCT ETF

Fund Performance Overview (unaudited)

The Fund seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a stated upside Cap, while limiting downside losses to the Fund by the amount of the stated Buffer over a six-month Outcome Period. The Fund’s most recent Outcome Period initiated on October 1, 2023 and the Fund sought to match the returns of the Underlying ETF up to a stated upside Cap, while limiting downside losses to the Underlying ETF by the amount of the stated Buffer. The buffer for the AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF is 10%. This market commentary will primarily focus on factors influencing the S&P 500 Price Return IndexSM for the period covered by this report. Because this period does not align with the Outcome Period of the Fund, the Fund performance stated over the last year does not align with the investment objective of the Fund.

For the fiscal year ended October 31, 2023, the S&P 500 Price Return IndexSM returned 8.31%. While volatility and inflation have subdued over the past calendar year, rising interest rates, geopolitical uncertainty, and macro risks influenced the market. Positive returns in the S&P 500 Price Return IndexSM, which is a market capitalization-weighted index, throughout the first half of the calendar year have become more concentrated with a select group of securities driving returns of the index. The Federal Reserve (the “Fed”) continued to raise its key rate in 2023 to a range between 5.25% - 5.50% which left investors wondering if these actions will produce the lower inflation environment they expect without pushing the U.S. economy into a recession, with rising rates putting downward pricing pressure on bonds. Even with the strong equity markets early in the calendar year, investor sentiment was cautious as equity markets began to pull back toward the end of the fiscal year with negative index returns in August, September and October.

The risk mitigation attributes of the 10% Buffer enabled the Fund to soften market fluctuations during the reporting period relative to the S&P 500 Price Return IndexSM. Against a backdrop of rapidly rising rates, the potential of a recession, and continuing geopolitical risks, we believe it makes sense for investors to prepare for the possibility of more volatile market events and look for ways to mitigate risks along the uncertain road ahead.

Each AllianzIM Buffered ETF is subject to an upside return Cap that represents the absolute maximum percentage return that the Fund can achieve for its Outcome Period. Therefore, even though the Fund seeks to provide returns based upon the performance of the SPDR® S&P 500® ETF Trust, if the return of the SPDR® S&P 500® ETF Trust for the Outcome Period exceeds the Cap, the Fund will not experience those excess gains. The Funds’ website, www.allianzIMetfs.com, provides important information relating to each Fund, including potential outcomes of an investment in the Fund. One cannot invest directly in an index. Past performance does not guarantee future results.

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP 6 MONTH BUFFER10 APR/OCT ETF

Fund Performance Overview (unaudited) (continued)

The following graphs depict the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/ Oct ETF (‘‘SIXO’’) at net asset value (‘‘NAV’’) and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (September 30, 2021*) to October 31, 2023.

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF Growth of a Hypothetical $10,000 Investment at October 31, 2023

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF (NAV) ($10,797)

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF (Market) ($10,814)

S&P 500 Price Return IndexSM ($9,736)

$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
09/30/2021
10/31/2021
04/30/2022
10/31/2022
04/30/2023
10/31/2023
$10,814
$10,797
$9,736
NAV
Market Value
S&P 500 Price Index

Average Annual Return as of October 31, 2023

	One Year	Since Inception (September 30, 2021)*
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF (NAV)	11.41%	3.75%
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF (Market Price)	11.51%	3.82%
S&P 500 Price Return IndexSM	8.31%	(1.28)%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date is September 30, 2021. Shares of SIXO were listed on the NYSE Arca, Inc. on October 1, 2021.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

NAV returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Jan ETF

Schedule of Investments

October 31, 2023

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 100.3%
Options on ETF – 100.3%
SPDR S&P 500 ETF Trust	December 2023	$2.83	534	$151,122	$22,062,386
Total Options Purchased – Calls (Cost $22,956,046)				151,122	22,062,386
OPTION PURCHASED – PUTS(b) – 0.6%
Options on ETF – 0.6%
SPDR S&P 500 ETF Trust	December 2023	382.39	534	20,419,626	131,599
Total Options Purchased – Puts (Cost $110,991)				20,419,626	131,599
				Principal
SHORT-TERM INVESTMENTS – 0.8%
Time Deposits – 0.8%
Sumitomo Mitsui Trust Bank Ltd., London, 4.680%, 11/01/23(c)				$166,280	166,280
Total Short-Term Investments (Cost $166,280)					166,280
Total Investments – 101.7% (Cost $23,233,317)					22,360,265
Other assets less liabilities – (1.7)%					(371,407)
Net Assets – 100.0%					$21,988,858

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	534	$471.92	December 2023	$521,535	$25,200,528	$(5,687)
				$521,535	$25,200,528	$(5,687)
PUT OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	534	$344.19	December 2023	$601,108	$18,379,746	$(33,792)
				$601,108	$18,379,746	$(33,792)
TOTAL OPTIONS WRITTEN				$1,122,643	$43,580,274	$(39,479)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Jan ETF

Schedule of Investments

October 31, 2023

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 99.9%
Options on ETF – 99.9%
SPDR S&P 500 ETF Trust	December 2023	$2.87	2,362	$677,894	$97,577,456
Total Options Purchased – Calls (Cost $89,686,269)				677,894	97,577,456
OPTION PURCHASED – PUTS(b) – 0.6%
Options on ETF – 0.6%
SPDR S&P 500 ETF Trust	December 2023	382.47	2,362	90,339,414	583,414
Total Options Purchased – Puts (Cost $5,436,803)				90,339,414	583,414
				Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
JP Morgan Chase & Co., New York, 4.680%, 11/01/23(c)				$692,148	692,148
Total Short-Term Investments (Cost $692,148)					692,148
Total Investments – 101.2% (Cost $95,815,220)					98,853,018
Other assets less liabilities – (1.2)%					(1,149,550)
Net Assets – 100.0%					$97,703,468

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,362	$441.71	December 2023	$3,238,721	$104,331,902	$(490,186)
				$3,238,721	$104,331,902	$(490,186)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,362	$305.94	December 2023	$1,934,989	$72,263,028	$(69,348)
				$1,934,989	$72,263,028	$(69,348)
TOTAL OPTIONS WRITTEN				$5,173,710	$176,594,930	$(559,534)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Feb ETF

Schedule of Investments

October 31, 2023

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 98.5%
Options on ETF – 98.5%
SPDR S&P 500 ETF Trust	January 2024	$3.01	692	$208,292	$28,581,780
Total Options Purchased – Calls (Cost $29,492,839)				208,292	28,581,780
OPTION PURCHASED – PUTS(b) – 2.0%
Options on ETF – 2.0%
SPDR S&P 500 ETF Trust	January 2024	406.44	692	28,125,648	582,802
Total Options Purchased – Puts (Cost $480,036)				28,125,648	582,802
				Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
Australia & New Zealand Banking Group Ltd., London, 4.680%, 11/01/23(c)				$196,934	196,934
Total Short-Term Investments (Cost $196,934)					196,934
Total Investments – 101.2% (Cost $30,169,809)					29,361,516
Other assets less liabilities – (1.2)%					(345,590)
Net Assets – 100.0%					$29,015,926

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	692	$486.88	January 2024	$344,283	$33,692,096	$(10,006)
				$344,283	$33,692,096	$(10,006)
PUT OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	692	$365.83	January 2024	$829,962	$25,315,436	$(169,547)
				$829,962	$25,315,436	$(169,547)
TOTAL OPTIONS WRITTEN				$1,174,245	$59,007,532	$(179,553)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Feb ETF

Schedule of Investments

October 31, 2023

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 98.3%
Options on ETF – 98.3%
SPDR S&P 500 ETF Trust	January 2024	$3.05	1,184	$361,120	$48,956,032
Total Options Purchased – Calls (Cost $50,659,138)				361,120	48,956,032
OPTION PURCHASED – PUTS(b) – 2.0%
Options on ETF – 2.0%
SPDR S&P 500 ETF Trust	January 2024	406.52	1,184	48,131,968	986,272
Total Options Purchased – Puts (Cost $750,715)				48,131,968	986,272
				Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
Sumitomo Mitsui Trust Bank Ltd., London, 4.680%, 11/01/23(c)				$323,644	323,644
Total Short-Term Investments (Cost $323,644)					323,644
Total Investments – 101.0% (Cost $51,733,497)					50,265,948
Other assets less liabilities – (1.0)%					(488,143)
Net Assets – 100.0%					$49,777,805

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,184	$460.34	January 2024	$1,342,218	$54,504,256	$(124,320)
				$1,342,218	$54,504,256	$(124,320)
PUT OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,184	$325.18	January 2024	$815,923	$38,501,312	$(104,192)
				$815,923	$38,501,312	$(104,192)
TOTAL OPTIONS WRITTEN				$2,158,141	$93,005,568	$(228,512)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Mar ETF

Schedule of Investments

October 31, 2023

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 98.7%
Options on ETF – 98.7%
SPDR S&P 500 ETF Trust	February 2024	$2.93	189	$55,377	$7,809,796
Total Options Purchased – Calls (Cost $8,127,538)				55,377	7,809,796
OPTION PURCHASED – PUTS(b) – 1.8%
Options on ETF – 1.8%
SPDR S&P 500 ETF Trust	February 2024	396.22	189	7,488,558	143,719
Total Options Purchased – Puts (Cost $106,001)				7,488,558	143,719
				Principal
SHORT-TERM INVESTMENTS – 0.8%
Time Deposits – 0.8%
Sumitomo Mitsui Trust Bank Ltd., London, 4.680%, 11/01/23(c)				$63,074	63,074
Total Short-Term Investments (Cost $63,074)					63,074
Total Investments – 101.3% (Cost $8,296,613)					8,016,589
Other assets less liabilities – (1.3)%					(104,868)
Net Assets – 100.0%					$7,911,721

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	189	$477.02	February 2024	$90,948	$9,015,678	$(11,744)
				$90,948	$9,015,678	$(11,744)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	189	$356.63	February 2024	$258,687	$6,740,307	$(51,911)
				$258,687	$6,740,307	$(51,911)
TOTAL OPTIONS WRITTEN				$349,635	$15,755,985	$(63,655)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Mar ETF

Schedule of Investments

October 31, 2023

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 99.1%
Options on ETF – 99.1%
SPDR S&P 500 ETF Trust	February 2024	$2.97	615	$182,655	$25,410,423
Total Options Purchased – Calls (Cost $23,839,698)				182,655	25,410,423
OPTION PURCHASED – PUTS(b) – 1.8%
Options on ETF – 1.8%
SPDR S&P 500 ETF Trust	February 2024	396.30	615	24,372,450	468,636
Total Options Purchased – Puts (Cost $1,487,217)				24,372,450	468,636
				Principal
SHORT-TERM INVESTMENTS – 0.8%
Time Deposits – 0.8%
Sumitomo Mitsui Trust Bank Ltd., London, 4.680%, 11/01/23(c)				$193,190	193,190
Total Short-Term Investments (Cost $193,190)					193,190
Total Investments – 101.7% (Cost $25,520,105)					26,072,249
Other assets less liabilities – (1.7)%					(433,657)
Net Assets – 100.0%					$25,638,592

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	615	$451.82	February 2024	$674,794	$27,786,930	$(231,707)
				$674,794	$27,786,930	$(231,707)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	615	$317.01	February 2024	$468,782	$19,496,115	$(70,965)
				$468,782	$19,496,115	$(70,965)
TOTAL OPTIONS WRITTEN				$1,143,576	$47,283,045	$(302,672)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Apr ETF

Schedule of Investments

October 31, 2023

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 98.1%
Options on ETF – 98.1%
SPDR S&P 500 ETF Trust	March 2024	$3.03	668	$202,404	$27,497,899
Total Options Purchased – Calls (Cost $26,691,058)				202,404	27,497,899
OPTION PURCHASED – PUTS(b) – 3.0%
Options on ETF – 3.0%
SPDR S&P 500 ETF Trust	March 2024	409.35	668	27,344,580	832,869
Total Options Purchased – Puts (Cost $1,671,887)				27,344,580	832,869
				Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
Sumitomo Mitsui Trust Bank Ltd., London, 4.680%, 11/01/23(c)				$207,789	207,789
Total Short-Term Investments (Cost $207,789)					207,789
Total Investments – 101.8% (Cost $28,570,734)					28,538,557
Other assets less liabilities – (1.8)%					(518,435)
Net Assets – 100.0%					$28,020,122

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	668	$486.60	March 2024	$316,522	$32,504,880	$(38,624)
				$316,522	$32,504,880	$(38,624)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	668	$368.45	March 2024	$1,003,832	$24,612,460	$(322,530)
				$1,003,832	$24,612,460	$(322,530)
TOTAL OPTIONS WRITTEN				$1,320,354	$57,117,340	$(361,154)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Apr ETF

Schedule of Investments

October 31, 2023

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 98.1%
Options on ETF – 98.1%
SPDR S&P 500 ETF Trust	March 2024	$3.07	3,073	$943,411	$126,665,987
Total Options Purchased – Calls (Cost $122,988,189)				943,411	126,665,987
OPTION PURCHASED – PUTS(b) – 2.9%
Options on ETF – 2.9%
SPDR S&P 500 ETF Trust	March 2024	409.43	3,073	125,817,839	3,767,498
Total Options Purchased – Puts (Cost $7,642,903)				125,817,839	3,767,498
				Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
Sumitomo Mitsui Trust Bank Ltd., London, 4.680%, 11/01/23(c)				$951,565	951,565
Total Short-Term Investments (Cost $951,565)					951,565
Total Investments – 101.7% (Cost $131,582,657)					131,385,050
Other assets less liabilities – (1.7)%					(2,217,976)
Net Assets – 100.0%					$129,167,074

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	3,073	$461.38	March 2024	$3,511,749	$141,782,074	$(958,776)
				$3,511,749	$141,782,074	$(958,776)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	3,073	$327.51	March 2024	$2,523,507	$100,643,823	$(614,600)
				$2,523,507	$100,643,823	$(614,600)
TOTAL OPTIONS WRITTEN				$6,035,256	$242,425,897	$(1,573,376)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 May ETF

Schedule of Investments

October 31, 2023

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 97.6%
Options on ETF – 97.6%
SPDR S&P 500 ETF Trust	April 2024	$3.08	1,021	$314,468	$42,064,179
Total Options Purchased – Calls (Cost $41,245,421)				314,468	42,064,179
OPTION PURCHASED – PUTS(b) – 3.7%
Options on ETF – 3.7%
SPDR S&P 500 ETF Trust	April 2024	415.89	1,021	42,462,369	1,609,096
Total Options Purchased – Puts (Cost $2,552,798)				42,462,369	1,609,096
				Principal
SHORT-TERM INVESTMENTS – 0.8%
Time Deposits – 0.8%
JP Morgan Chase & Co., New York, 4.680%, 11/01/23(c)				$330,334	330,334
Total Short-Term Investments (Cost $330,334)					330,334
Total Investments – 102.1% (Cost $44,128,553)					44,003,609
Other assets less liabilities – (2.1)%					(870,467)
Net Assets – 100.0%					$43,133,142

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,021	$496.66	April 2024	$344,561	$50,708,986	$(58,197)
				$344,561	$50,708,986	$(58,197)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,021	$374.34	April 2024	$1,508,772	$38,220,114	$(667,734)
				$1,508,772	$38,220,114	$(667,734)
TOTAL OPTIONS WRITTEN				$1,853,333	$88,929,100	$(725,931)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 May ETF

Schedule of Investments

October 31, 2023

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 97.3%
Options on ETF – 97.3%
SPDR S&P 500 ETF Trust	April 2024	$3.12	1,848	$576,576	$76,058,524
Total Options Purchased – Calls (Cost $74,367,799)				576,576	76,058,524
OPTION PURCHASED – PUTS(b) – 3.7%
Options on ETF – 3.7%
SPDR S&P 500 ETF Trust	April 2024	415.97	1,848	76,871,256	2,902,395
Total Options Purchased – Puts (Cost $4,547,295)				76,871,256	2,902,395
				Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
Citibank, New York, 4.680%, 11/01/23(c)				$583,830	583,830
Total Short-Term Investments (Cost $583,830)					583,830
Total Investments – 101.7% (Cost $79,498,924)					79,544,749
Other assets less liabilities – (1.7)%					(1,358,850)
Net Assets – 100.0%					$78,185,899

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,848	$469.96	April 2024	$1,646,112	$86,848,608	$(537,971)
				$1,646,112	$86,848,608	$(537,971)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,848	$332.74	April 2024	$1,567,010	$61,490,352	$(526,274)
				$1,567,010	$61,490,352	$(526,274)
TOTAL OPTIONS WRITTEN				$3,213,122	$148,338,960	$(1,064,245)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Jun ETF

Schedule of Investments

October 31, 2023

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 97.5%
Options on ETF – 97.5%
SPDR S&P 500 ETF Trust	May 2024	$3.09	688	$212,592	$28,322,985
Total Options Purchased – Calls (Cost $28,796,621)				212,592	28,322,985
OPTION PURCHASED – PUTS(b) – 4.1%
Options on ETF – 4.1%
SPDR S&P 500 ETF Trust	May 2024	417.81	688	28,745,328	1,191,561
Total Options Purchased – Puts (Cost $1,309,566)				28,745,328	1,191,561
				Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
Skandinaviska Enskilda Banken AB, Stockholm, 4.680%, 11/01/23(c)				$198,998	198,998
Total Short-Term Investments (Cost $198,998)					198,998
Total Investments – 102.3% (Cost $30,305,185)					29,713,544
Other assets less liabilities – (2.3)%					(673,632)
Net Assets – 100.0%					$29,039,912

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	688	$500.25	May 2024	$314,391	$34,417,200	$(59,306)
				$314,391	$34,417,200	$(59,306)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	688	$376.07	May 2024	$735,583	$25,873,616	$(532,484)
				$735,583	$25,873,616	$(532,484)
TOTAL OPTIONS WRITTEN				$1,049,974	$60,290,816	$(591,790)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Jun ETF

Schedule of Investments

October 31, 2023

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 97.1%
Options on ETF – 97.1%
SPDR S&P 500 ETF Trust	May 2024	$3.13	1,585	$496,105	$65,243,799
Total Options Purchased – Calls (Cost $66,581,993)				496,105	65,243,799
OPTION PURCHASED – PUTS(b) – 4.1%
Options on ETF – 4.1%
SPDR S&P 500 ETF Trust	May 2024	417.89	1,585	66,235,565	2,749,214
Total Options Purchased – Puts (Cost $2,967,159)				66,235,565	2,749,214
				Principal
SHORT-TERM INVESTMENTS – 0.8%
Time Deposits – 0.8%
DBS Bank Ltd., Singapore, 4.680%, 11/01/23(c)				$504,860	504,860
Total Short-Term Investments (Cost $504,860)					504,860
Total Investments – 102.0% (Cost $70,054,012)					68,497,873
Other assets less liabilities – (2.0)%					(1,339,662)
Net Assets – 100.0%					$67,158,211

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,585	$473.34	May 2024	$2,069,462	$75,024,390	$(578,731)
				$2,069,462	$75,024,390	$(578,731)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,585	$334.28	May 2024	$939,371	$52,983,380	$(558,047)
				$939,371	$52,983,380	$(558,047)
TOTAL OPTIONS WRITTEN				$3,008,833	$128,007,770	$(1,136,778)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Jul ETF

Schedule of Investments

October 31, 2023

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 95.9%
Options on ETF – 95.9%
SPDR S&P 500 ETF Trust	June 2024	$3.28	2,081	$682,568	$85,245,834
Total Options Purchased – Calls (Cost $90,327,694)				682,568	85,245,834
OPTION PURCHASED – PUTS(b) – 6.8%
Options on ETF – 6.8%
SPDR S&P 500 ETF Trust	June 2024	443.24	2,081	92,238,244	6,057,479
Total Options Purchased – Puts (Cost $4,159,105)				92,238,244	6,057,479
				Principal
SHORT-TERM INVESTMENTS – 0.8%
Time Deposits – 0.8%
Sumitomo Mitsui Trust Bank Ltd., London, 4.680%, 11/01/23(c)				$677,296	677,296
Total Short-Term Investments (Cost $677,296)					677,296
Total Investments – 103.5% (Cost $95,164,095)					91,980,609
Other assets less liabilities – (3.5)%					(3,080,952)
Net Assets – 100.0%					$88,899,657

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,081	$523.34	June 2024	$681,089	$108,907,054	$(81,242)
				$681,089	$108,907,054	$(81,242)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,081	$398.95	June 2024	$2,265,424	$83,021,495	$(2,804,106)
				$2,265,424	$83,021,495	$(2,804,106)
TOTAL OPTIONS WRITTEN				$2,946,513	$191,928,549	$(2,885,348)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Jul ETF

Schedule of Investments

October 31, 2023

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 94.4%
Options on ETF – 94.4%
SPDR S&P 500 ETF Trust	June 2024	$3.32	4,892	$1,624,144	$200,376,516
Total Options Purchased – Calls (Cost $213,918,565)				1,624,144	200,376,516
OPTION PURCHASED – PUTS(b) – 6.7%
Options on ETF – 6.7%
SPDR S&P 500 ETF Trust	June 2024	443.32	4,892	216,872,144	14,258,908
Total Options Purchased – Puts (Cost $9,754,725)				216,872,144	14,258,908
				Principal
SHORT-TERM INVESTMENTS – 0.8%
Time Deposits – 0.8%
Citibank, New York, 4.680%, 11/01/23(c)				$1,635,632	1,635,632
Total Short-Term Investments (Cost $1,635,632)					1,635,632
Total Investments – 101.9% (Cost $225,308,922)					216,271,056
Other assets less liabilities – (1.9)%					(4,001,660)
Net Assets – 100.0%					$212,269,396

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	4,892	$500.02	June 2024	$4,555,429	$244,609,784	$(545,409)
				$4,555,429	$244,609,784	$(545,409)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	4,892	$354.62	June 2024	$3,967,784	$173,480,104	$(2,945,865)
				$3,967,784	$173,480,104	$(2,945,865)
TOTAL OPTIONS WRITTEN				$8,523,213	$418,089,888	$(3,491,274)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Aug ETF

Schedule of Investments

October 31, 2023

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 95.0%
Options on ETF – 95.0%
SPDR S&P 500 ETF Trust	July 2024	$3.39	1,297	$439,683	$53,129,893
Total Options Purchased – Calls (Cost $56,924,682)				439,683	53,129,893
OPTION PURCHASED – PUTS(b) – 8.6%
Options on ETF – 8.6%
SPDR S&P 500 ETF Trust	July 2024	457.74	1,297	59,368,878	4,806,449
Total Options Purchased – Puts (Cost $3,199,552)				59,368,878	4,806,449
				Principal
SHORT-TERM INVESTMENTS – 0.8%
Time Deposits – 0.8%
DBS Bank Ltd., Singapore, 4.680%, 11/01/23(c)				$425,627	425,627
Total Short-Term Investments (Cost $425,627)					425,627
Total Investments – 104.4% (Cost $60,549,861)					58,361,969
Other assets less liabilities – (4.4)%					(2,465,830)
Net Assets – 100.0%					$55,896,139

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,297	$543.85	July 2024	$324,352	$70,537,345	$(41,439)
				$324,352	$70,537,345	$(41,439)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,297	$412.01	July 2024	$1,747,406	$53,437,697	$(2,329,866)
				$1,747,406	$53,437,697	$(2,329,866)
TOTAL OPTIONS WRITTEN				$2,071,758	$123,975,042	$(2,371,305)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Aug ETF

Schedule of Investments

October 31, 2023

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 93.0%
Options on ETF – 93.0%
SPDR S&P 500 ETF Trust	July 2024	$3.43	3,535	$1,212,505	$144,793,105
Total Options Purchased – Calls (Cost $154,942,222)				1,212,505	144,793,105
OPTION PURCHASED – PUTS(b) – 8.4%
Options on ETF – 8.4%
SPDR S&P 500 ETF Trust	July 2024	457.84	3,535	161,846,440	13,120,223
Total Options Purchased – Puts (Cost $8,724,882)				161,846,440	13,120,223
				Principal
SHORT-TERM INVESTMENTS – 0.8%
Time Deposits – 0.8%
Sumitomo Mitsui Trust Bank Ltd., London, 4.680%, 11/01/23(c)				$1,220,977	1,220,977
Total Short-Term Investments (Cost $1,220,977)					1,220,977
Total Investments – 102.2% (Cost $164,888,081)					159,134,305
Other assets less liabilities – (2.2)%					(3,450,007)
Net Assets – 100.0%					$155,684,298

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	3,535	$517.67	July 2024	$2,234,372	$182,996,345	$(284,850)
				$2,234,372	$182,996,345	$(284,850)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	3,535	$366.23	July 2024	$2,592,677	$129,462,305	$(2,906,194)
				$2,592,677	$129,462,305	$(2,906,194)
TOTAL OPTIONS WRITTEN				$4,827,049	$312,458,650	$(3,191,044)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Sep ETF

Schedule of Investments

October 31, 2023

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 95.6%
Options on ETF – 95.6%
SPDR S&P 500 ETF Trust	August 2024	$3.33	305	$101,565	$12,501,181
Total Options Purchased – Calls (Cost $12,993,628)				101,565	12,501,181
OPTION PURCHASED – PUTS(b) – 7.8%
Options on ETF – 7.8%
SPDR S&P 500 ETF Trust	August 2024	450.30	305	13,734,150	1,017,047
Total Options Purchased – Puts (Cost $812,728)				13,734,150	1,017,047
				Principal
SHORT-TERM INVESTMENTS – 0.8%
Time Deposits – 0.8%
DBS Bank Ltd., Singapore, 4.680%, 11/01/23(c)				$105,247	105,247
Total Short-Term Investments (Cost $105,247)					105,247
Total Investments – 104.2% (Cost $13,911,603)					13,623,475
Other assets less liabilities – (4.2)%					(546,250)
Net Assets – 100.0%					$13,077,225

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	305	$537.85	August 2024	$87,787	$16,404,425	$(17,632)
				$87,787	$16,404,425	$(17,632)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	305	$405.32	August 2024	$423,569	$12,362,260	$(514,321)
				$423,569	$12,362,260	$(514,321)
TOTAL OPTIONS WRITTEN				$511,356	$28,766,685	$(531,953)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Sep ETF

Schedule of Investments

October 31, 2023

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 93.9%
Options on ETF – 93.9%
SPDR S&P 500 ETF Trust	August 2024	$3.38	721	$243,698	$29,548,542
Total Options Purchased – Calls (Cost $30,638,172)				243,698	29,548,542
OPTION PURCHASED – PUTS(b) – 7.6%
Options on ETF – 7.6%
SPDR S&P 500 ETF Trust	August 2024	450.40	721	32,473,840	2,407,743
Total Options Purchased – Puts (Cost $1,957,795)				32,473,840	2,407,743
				Principal
SHORT-TERM INVESTMENTS – 0.8%
Time Deposits – 0.8%
Sumitomo Mitsui Trust Bank Ltd., London, 4.680%, 11/01/23(c)				$248,197	248,197
Total Short-Term Investments (Cost $248,197)					248,197
Total Investments – 102.3% (Cost $32,844,164)					32,204,482
Other assets less liabilities – (2.3)%					(727,024)
Net Assets – 100.0%					$31,477,458

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	721	$511.37	August 2024	$478,694	$36,869,777	$(113,428)
				$478,694	$36,869,777	$(113,428)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	721	$360.28	August 2024	$520,682	$25,976,188	$(583,620)
				$520,682	$25,976,188	$(583,620)
TOTAL OPTIONS WRITTEN				$999,376	$62,845,965	$(697,048)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Oct ETF

Schedule of Investments

October 31, 2023

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 96.9%
Options on ETF – 96.9%
SPDR S&P 500 ETF Trust	September 2024	$3.16	869	$274,604	$35,487,388
Total Options Purchased – Calls (Cost $36,382,252)				274,604	35,487,388
OPTION PURCHASED – PUTS(b) – 6.0%
Options on ETF – 6.0%
SPDR S&P 500 ETF Trust	September 2024	427.44	869	37,144,536	2,178,418
Total Options Purchased – Puts (Cost $1,950,421)				37,144,536	2,178,418
				Principal
SHORT-TERM INVESTMENTS – 0.8%
Time Deposits – 0.8%
Sumitomo Corporation, Tokyo, 4.680%, 11/01/23(c)				$283,212	283,212
Total Short-Term Investments (Cost $283,212)					283,212
Total Investments – 103.7% (Cost $38,615,885)					37,949,018
Other assets less liabilities – (3.7)%					(1,345,820)
Net Assets – 100.0%					$36,603,198

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	869	$510.89	September 2024	$380,927	$44,396,341	$(175,851)
				$380,927	$44,396,341	$(175,851)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	869	$384.73	September 2024	$1,059,374	$33,433,037	$(1,146,810)
				$1,059,374	$33,433,037	$(1,146,810)
TOTAL OPTIONS WRITTEN				$1,440,301	$77,829,378	$(1,322,661)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Oct ETF

Schedule of Investments

October 31, 2023

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 96.3%
Options on ETF – 96.3%
SPDR S&P 500 ETF Trust	September 2024	$3.21	3,048	$978,408	$124,456,911
Total Options Purchased – Calls (Cost $127,346,589)				978,408	124,456,911
OPTION PURCHASED – PUTS(b) – 5.9%
Options on ETF – 5.9%
SPDR S&P 500 ETF Trust	September 2024	427.52	3,048	130,308,096	7,649,566
Total Options Purchased – Puts (Cost $6,948,102)				130,308,096	7,649,566
				Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
DBS Bank Ltd., Singapore, 4.680%, 11/01/23(c)				$966,284	966,284
Total Short-Term Investments (Cost $966,284)					966,284
Total Investments – 102.9% (Cost $135,260,975)					133,072,761
Other assets less liabilities – (2.9)%					(3,853,314)
Net Assets – 100.0%					$129,219,447

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	3,048	$486.60	September 2024	$2,975,088	$148,315,680	$(1,712,580)
				$2,975,088	$148,315,680	$(1,712,580)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	3,048	$341.98	September 2024	$2,026,343	$104,235,504	$(2,067,671)
				$2,026,343	$104,235,504	$(2,067,671)
TOTAL OPTIONS WRITTEN				$5,001,431	$252,551,184	$(3,780,251)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Nov ETF

Schedule of Investments

October 31, 2023

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 98.0%
Options on ETF – 98.0%
SPDR S&P 500 ETF Trust	October 2024	$3.09	225	$69,525	$9,207,900
Total Options Purchased – Calls (Cost $9,208,767)				69,525	9,207,900
OPTION PURCHASED – PUTS(b) – 5.5%
Options on ETF – 5.5%
SPDR S&P 500 ETF Trust	October 2024	418.16	225	9,408,600	517,950
Total Options Purchased – Puts (Cost $518,815)				9,408,600	517,950
				Principal
SHORT-TERM INVESTMENTS – 0.9%
Time Deposits – 0.9%
DBS Bank Ltd., Singapore, 4.680%, 11/01/23(c)				$80,721	80,721
Total Short-Term Investments (Cost $80,721)					80,721
Total Investments – 104.4% (Cost $9,808,303)					9,806,571
Other assets less liabilities – (4.4)%					(410,551)
Net Assets – 100.0%					$9,396,020

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	225	$500.49	October 2024	$104,209	$11,261,025	$(105,075)
				$104,209	$11,261,025	$(105,075)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	225	$376.38	October 2024	$279,933	$8,468,550	$(280,800)
				$279,933	$8,468,550	$(280,800)
TOTAL OPTIONS WRITTEN				$384,142	$19,729,575	$(385,875)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Nov ETF

Schedule of Investments

October 31, 2023

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 98.0%
Options on ETF – 98.0%
SPDR S&P 500 ETF Trust	October 2024	$3.14	466	$146,324	$19,068,720
Total Options Purchased – Calls (Cost $19,070,514)				146,324	19,068,720
OPTION PURCHASED – PUTS(b) – 5.5%
Options on ETF – 5.5%
SPDR S&P 500 ETF Trust	October 2024	418.24	466	19,489,984	1,074,596
Total Options Purchased – Puts (Cost $1,076,390)				19,489,984	1,074,596
				Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
Sumitomo Mitsui Trust Bank Ltd., London, 4.680%, 11/01/23(c)				$145,672	145,672
Total Short-Term Investments (Cost $145,672)					145,672
Total Investments – 104.2% (Cost $20,292,576)					20,288,988
Other assets less liabilities – (4.2)%					(820,441)
Net Assets – 100.0%					$19,468,547

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	466	$476.89	October 2024	$488,438	$22,223,074	$(490,232)
				$488,438	$22,223,074	$(490,232)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	466	$334.56	October 2024	$309,028	$15,590,496	$(310,822)
				$309,028	$15,590,496	$(310,822)
TOTAL OPTIONS WRITTEN				$797,466	$37,813,570	$(801,054)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Dec ETF

Schedule of Investments

October 31, 2023

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 99.2%
Options on ETF – 99.2%
SPDR S&P 500 ETF Trust	November 2023	$3.02	460	$138,920	$19,077,092
Total Options Purchased – Calls (Cost $19,848,931)				138,920	19,077,092
OPTION PURCHASED – PUTS(b) – 0.9%
Options on ETF – 0.9%
SPDR S&P 500 ETF Trust	November 2023	407.64	460	18,751,440	177,896
Total Options Purchased – Puts (Cost $119,510)				18,751,440	177,896
				Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
Skandinaviska Enskilda Banken AB, Stockholm, 4.680%, 11/01/23(c)				$130,145	130,145
Total Short-Term Investments (Cost $130,145)					130,145
Total Investments – 100.8% (Cost $20,098,586)					19,385,133
Other assets less liabilities – (0.8)%					(153,502)
Net Assets – 100.0%					$19,231,631

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	460	$503.89	November 2023	$115,577	$23,178,940	$(386)
				$115,577	$23,178,940	$(386)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	460	$366.91	November 2023	$478,520	$16,877,860	$(19,597)
				$478,520	$16,877,860	$(19,597)
TOTAL OPTIONS WRITTEN				$594,097	$40,056,800	$(19,983)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Dec ETF

Schedule of Investments

October 31, 2023

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 99.3%
Options on ETF – 99.3%
SPDR S&P 500 ETF Trust	November 2023	$3.06	1,781	$544,986	$73,854,436
Total Options Purchased – Calls (Cost $76,343,055)				544,986	73,854,436
OPTION PURCHASED – PUTS(b) – 0.9%
Options on ETF – 0.9%
SPDR S&P 500 ETF Trust	November 2023	407.72	1,781	72,614,932	692,008
Total Options Purchased – Puts (Cost $549,184)				72,614,932	692,008
				Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
Skandinaviska Enskilda Banken AB, Stockholm, 4.680%, 11/01/23(c)				$554,555	554,555
Total Short-Term Investments (Cost $554,555)					554,555
Total Investments – 100.9% (Cost $77,446,794)					75,100,999
Other assets less liabilities – (0.9)%					(687,684)
Net Assets – 100.0%					$74,413,315

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,781	$471.28	November 2023	$1,372,008	$83,934,968	$(4,577)
				$1,372,008	$83,934,968	$(4,577)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,781	$326.14	November 2023	$1,581,855	$58,085,534	$(25,433)
				$1,581,855	$58,085,534	$(25,433)
TOTAL OPTIONS WRITTEN				$2,953,863	$142,020,502	$(30,010)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF

Schedule of Investments

October 31, 2023

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 94.9%
Options on ETF – 94.9%
SPDR S&P 500 ETF Trust	December 2023	$3.28	2,674	$877,072	$110,357,986
Total Options Purchased – Calls (Cost $117,100,878)				877,072	110,357,986
OPTION PURCHASED – PUTS(b) – 5.7%
Options on ETF – 5.7%
SPDR S&P 500 ETF Trust	December 2023	443.24	2,674	118,522,376	6,688,262
Total Options Purchased – Puts (Cost $4,081,529)				118,522,376	6,688,262
				Principal
SHORT-TERM INVESTMENTS – 0.8%
Time Deposits – 0.8%
Skandinaviska Enskilda Banken AB, Stockholm, 4.680%, 11/01/23(c)				$897,281	897,281
Total Short-Term Investments (Cost $897,281)					897,281
Total Investments – 101.4% (Cost $122,079,688)					117,943,529
Other assets less liabilities – (1.4)%					(1,559,507)
Net Assets – 100.0%					$116,384,022

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,674	$478.17	December 2023	$1,622,065	$127,862,658	$(19,012)
				$1,622,065	$127,862,658	$(19,012)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,674	$398.95	December 2023	$1,727,350	$106,679,230	$(1,283,146)
				$1,727,350	$106,679,230	$(1,283,146)
TOTAL OPTIONS WRITTEN				$3,349,415	$234,541,888	$(1,302,158)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF

Schedule of Investments

October 31, 2023

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 97.1%
Options on ETF – 97.1%
SPDR S&P 500 ETF Trust	March 2024	$3.16	1,003	$316,948	$41,275,406
Total Options Purchased – Calls (Cost $42,323,483)				316,948	41,275,406
OPTION PURCHASED – PUTS(b) – 4.4%
Options on ETF – 4.4%
SPDR S&P 500 ETF Trust	March 2024	427.44	1,003	42,872,232	1,880,033
Total Options Purchased – Puts (Cost $1,559,337)				42,872,232	1,880,033
				Principal
SHORT-TERM INVESTMENTS – 0.8%
Time Deposits – 0.8%
Sumitomo Mitsui Trust Bank Ltd., London, 4.680%, 11/01/23(c)				$322,140	322,140
Total Short-Term Investments (Cost $322,140)					322,140
Total Investments – 102.3% (Cost $44,204,960)					43,477,579
Other assets less liabilities – (2.3)%					(964,804)
Net Assets – 100.0%					$42,512,775

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,003	$465.22	March 2024	$614,749	$46,661,566	$(230,008)
				$614,749	$46,661,566	$(230,008)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,003	$384.73	March 2024	$645,090	$38,588,419	$(709,251)
				$645,090	$38,588,419	$(709,251)
TOTAL OPTIONS WRITTEN				$1,259,839	$85,249,985	$(939,259)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Assets and Liabilities

October 31, 2023

	AllianzIM U.S. Large Cap Buffer10 Jan ETF	AllianzIM U.S. Large Cap Buffer20 Jan ETF	AllianzIM U.S. Large Cap Buffer10 Feb ETF	AllianzIM U.S. Large Cap Buffer20 Feb ETF
ASSETS
Investments, at value	$22,360,265	$98,853,018	$29,361,516	$50,265,948
Receivable for investments sold	—	—	—	14,660
Receivable for Fund shares sold	—	—	—	3,232,325
TOTAL ASSETS	22,360,265	98,853,018	29,361,516	53,512,933
LIABILITIES
Due to custodian	187	—	—	—
Payables:
Investments purchased	—	—	—	3,205,764
Options contracts written, at value	39,479	559,534	179,553	228,512
Management fees	331,741	590,016	166,037	300,852
TOTAL LIABILITIES	371,407	1,149,550	345,590	3,735,128
NET ASSETS	$21,988,858	$97,703,468	$29,015,926	$49,777,805
COMPONENTS OF NET ASSETS
Paid-in capital	$22,768,875	$93,339,890	$29,717,785	$51,069,072
Total distributable earnings (accumulated loss)	(780,017)	4,363,578	(701,859)	(1,291,267)
NET ASSETS	$21,988,858	$97,703,468	$29,015,926	$49,777,805
NET ASSET VALUE PER SHARE
Net Asset Value	$27.49	$28.53	$25.79	$25.86
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	800,000	3,425,000	1,125,000	1,925,000
COST OF INVESTMENTS
Investments, at cost	$23,233,317	$95,815,220	$30,169,809	$51,733,497
Premiums received	$1,122,643	$5,173,710	$1,174,245	$2,158,141

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Assets and Liabilities

October 31, 2023 (continued)

	AllianzIM U.S. Large Cap Buffer10 Mar ETF	AllianzIM U.S. Large Cap Buffer20 Mar ETF	AllianzIM U.S. Large Cap Buffer10 Apr ETF	AllianzIM U.S. Large Cap Buffer20 Apr ETF
ASSETS
Investments, at value	$8,016,589	$26,072,249	$28,538,557	$131,385,050
Receivable for investments sold	—	—	—	678,997
Receivable for Fund shares sold	—	—	—	347
TOTAL ASSETS	8,016,589	26,072,249	28,538,557	132,064,394
LIABILITIES
Due to custodian	24	—	—	—
Payables:
Investments purchased	—	—	—	8,315
Fund shares repurchased	—	—	—	693,848
Options contracts written, at value	63,655	302,672	361,154	1,573,376
Management fees	41,189	130,985	157,281	621,781
TOTAL LIABILITIES	104,868	433,657	518,435	2,897,320
NET ASSETS	$7,911,721	$25,638,592	$28,020,122	$129,167,074
COMPONENTS OF NET ASSETS
Paid-in capital	$8,272,500	$24,312,878	$27,114,820	$125,100,914
Total distributable earnings (accumulated loss)	(360,779)	1,325,714	905,302	4,066,160
NET ASSETS	$7,911,721	$25,638,592	$28,020,122	$129,167,074
NET ASSET VALUE PER SHARE
Net Asset Value	$26.37	$26.30	$30.29	$27.75
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	300,000	975,000	925,000	4,654,000
COST OF INVESTMENTS
Investments, at cost	$8,296,613	$25,520,105	$28,570,734	$131,582,657
Premiums received	$349,635	$1,143,576	$1,320,354	$6,035,256

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Assets and Liabilities

October 31, 2023 (continued)

	AllianzIM U.S. Large Cap Buffer10 May ETF	AllianzIM U.S. Large Cap Buffer20 May ETF	AllianzIM U.S. Large Cap Buffer10 Jun ETF	AllianzIM U.S. Large Cap Buffer20 Jun ETF
ASSETS
Investments, at value	$44,003,609	$79,544,749	$29,713,544	$68,497,873
Receivable for investments sold	10,549	—	—	—
Receivable for Fund shares sold	634,627	—	—	—
TOTAL ASSETS	44,648,785	79,544,749	29,713,544	68,497,873
LIABILITIES
Payables:
Investments purchased	641,740	—	—	—
Options contracts written, at value	725,931	1,064,245	591,790	1,136,778
Management fees	147,972	294,605	81,842	202,884
TOTAL LIABILITIES	1,515,643	1,358,850	673,632	1,339,662
NET ASSETS	$43,133,142	$78,185,899	$29,039,912	$67,158,211
COMPONENTS OF NET ASSETS
Paid-in capital	$42,344,988	$76,235,357	$29,251,585	$67,067,515
Total distributable earnings (accumulated loss)	788,154	1,950,542	(211,673)	90,696
NET ASSETS	$43,133,142	$78,185,899	$29,039,912	$67,158,211
NET ASSET VALUE PER SHARE
Net Asset Value	$25.37	$25.43	$25.25	$25.34
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	1,700,000	3,075,000	1,150,000	2,650,000
COST OF INVESTMENTS
Investments, at cost	$44,128,553	$79,498,924	$30,305,185	$70,054,012
Premiums received	$1,853,333	$3,213,122	$1,049,974	$3,008,833

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Assets and Liabilities

October 31, 2023 (continued)

	AllianzIM U.S. Large Cap Buffer10 Jul ETF	AllianzIM U.S. Large Cap Buffer20 Jul ETF	AllianzIM U.S. Large Cap Buffer10 Aug ETF	AllianzIM U.S. Large Cap Buffer20 Aug ETF
ASSETS
Investments, at value	$91,980,609	$216,271,056	$58,361,969	$159,134,305
TOTAL ASSETS	91,980,609	216,271,056	58,361,969	159,134,305
LIABILITIES
Payables:
Options contracts written, at value	2,885,348	3,491,274	2,371,305	3,191,044
Management fees	195,604	510,386	94,525	258,963
TOTAL LIABILITIES	3,080,952	4,001,660	2,465,830	3,450,007
NET ASSETS	$88,899,657	$212,269,396	$55,896,139	$155,684,298
COMPONENTS OF NET ASSETS
Paid-in capital	$92,174,752	$216,599,987	$58,474,424	$160,143,145
Total distributable earnings (accumulated loss)	(3,275,095)	(4,330,591)	(2,578,285)	(4,458,847)
NET ASSETS	$88,899,657	$212,269,396	$55,896,139	$155,684,298
NET ASSET VALUE PER SHARE
Net Asset Value	$30.39	$29.08	$23.54	$24.04
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	2,925,000	7,300,000	2,375,000	6,475,000
COST OF INVESTMENTS
Investments, at cost	$95,164,095	$225,308,922	$60,549,861	$164,888,081
Premiums received	$2,946,513	$8,523,213	$2,071,758	$4,827,049

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Assets and Liabilities

October 31, 2023 (continued)

	AllianzIM U.S. Large Cap Buffer10 Sep ETF	AllianzIM U.S. Large Cap Buffer20 Sep ETF	AllianzIM U.S. Large Cap Buffer10 Oct ETF	AllianzIM U.S. Large Cap Buffer20 Oct ETF
ASSETS
Investments, at value	$13,623,475	$32,204,482	$37,949,018	$133,072,761
TOTAL ASSETS	13,623,475	32,204,482	37,949,018	133,072,761
LIABILITIES
Payables:
Options contracts written, at value	531,953	697,048	1,322,661	3,780,251
Management fees	14,297	29,976	23,159	73,063
TOTAL LIABILITIES	546,250	727,024	1,345,820	3,853,314
NET ASSETS	$13,077,225	$31,477,458	$36,603,198	$129,219,447
COMPONENTS OF NET ASSETS
Paid-in capital	$13,737,931	$32,408,377	$40,707,840	$132,064,642
Total distributable earnings (accumulated loss)	(660,706)	(930,919)	(4,104,642)	(2,845,195)
NET ASSETS	$13,077,225	$31,477,458	$36,603,198	$129,219,447
NET ASSET VALUE PER SHARE
Net Asset Value	$23.78	$24.21	$31.15	$30.77
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	550,000	1,300,000	1,175,000	4,200,000
COST OF INVESTMENTS
Investments, at cost	$13,911,603	$32,844,164	$38,615,885	$135,260,975
Premiums received	$511,356	$999,376	$1,440,301	$5,001,431

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Assets and Liabilities

October 31, 2023 (continued)

	AllianzIM U.S. Large Cap Buffer10 Nov ETF	AllianzIM U.S. Large Cap Buffer20 Nov ETF	AllianzIM U.S. Large Cap Buffer10 Dec ETF	AllianzIM U.S. Large Cap Buffer20 Dec ETF
ASSETS
Investments, at value	$9,806,571	$20,288,988	$19,385,133	$75,100,999
Receivable for investments sold	9,812,428	20,358,237	—	—
TOTAL ASSETS	19,618,999	40,647,225	19,385,133	75,100,999
LIABILITIES
Payables:
Investments purchased	9,731,146	20,154,299	—	—
Options contracts written, at value	385,875	801,054	19,983	30,010
Management fees	105,958	223,325	133,519	657,674
TOTAL LIABILITIES	10,222,979	21,178,678	153,502	687,684
NET ASSETS	$9,396,020	$19,468,547	$19,231,631	$74,413,315
COMPONENTS OF NET ASSETS
Paid-in capital	$9,562,335	$20,538,090	$19,913,416	$75,760,145
Total distributable earnings (accumulated loss)	(166,315)	(1,069,543)	(681,785)	(1,346,830)
NET ASSETS	$9,396,020	$19,468,547	$19,231,631	$74,413,315
NET ASSET VALUE PER SHARE
Net Asset Value	$26.85	$26.85	$25.64	$25.66
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	350,000	725,000	750,000	2,900,000
COST OF INVESTMENTS
Investments, at cost	$9,808,303	$20,292,576	$20,098,586	$77,446,794
Premiums received	$384,142	$797,466	$594,097	$2,953,863

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Assets and Liabilities

October 31, 2023 (continued)

	AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/ Jul ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/ Oct ETF
ASSETS
Investments, at value	$117,943,529	$43,477,579
TOTAL ASSETS	117,943,529	43,477,579
LIABILITIES
Payables:
Options contracts written, at value	1,302,158	939,259
Management fees	257,349	25,545
TOTAL LIABILITIES	1,559,507	964,804
NET ASSETS	$116,384,022	$42,512,775
COMPONENTS OF NET ASSETS
Paid-in capital	$121,040,736	$44,924,142
Total distributable earnings (accumulated loss)	(4,656,714)	(2,411,367)
NET ASSETS	$116,384,022	$42,512,775
NET ASSET VALUE PER SHARE
Net Asset Value	$24.37	$26.99
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	4,775,000	1,575,000
COST OF INVESTMENTS
Investments, at cost	$122,079,688	$44,204,960
Premiums received	$3,349,415	$1,259,839

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Operations

	AllianzIM U.S. Large Cap Buffer10 Jan ETF	AllianzIM U.S. Large Cap Buffer20 Jan ETF	AllianzIM U.S. Large Cap Buffer10 Feb ETF	AllianzIM U.S. Large Cap Buffer20 Feb ETF
	For the Year Ended October 31, 2023	For the Year Ended October 31, 2023	For the Period Ended October 31, 2023*	For the Period Ended October 31, 2023*
INVESTMENT INCOME:
Interest income	$13,427	$25,411	$7,032	$13,143
Total Investment Income	13,427	25,411	7,032	13,143
EXPENSES:
Management fees	$413,300	$642,017	$166,037	$300,852
Interest expense	191	—	1	1
Net Expenses	413,491	642,017	166,038	300,853
NET INVESTMENT INCOME (LOSS)	(400,064)	(616,606)	(159,006)	(287,710)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Option contracts purchased	$(15,605,619)	$(19,874,969)	$1,129,094	$2,805,051
Option contracts written	(278,025)	1,678,485	132,755	(244,601)
Net realized gain (loss)	(15,883,644)	(18,196,484)	1,261,849	2,560,450
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	21,618,242	23,376,619	(808,293)	(1,467,549)
Options contracts written	3,017,835	3,997,786	994,692	1,929,629
Net change in unrealized appreciation (depreciation)	24,636,077	27,374,405	186,399	462,080
NET REALIZED AND UNREALIZED GAIN (LOSS)	8,752,433	9,177,921	1,448,248	3,022,530
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,352,369	$8,561,315	$1,289,242	$2,734,820

*	The Fund commenced operations on January 31, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Operations (continued)

	AllianzIM U.S. Large Cap Buffer10 Mar ETF	AllianzIM U.S. Large Cap Buffer20 Mar ETF	AllianzIM U.S. Large Cap Buffer10 Apr ETF	AllianzIM U.S. Large Cap Buffer20 Apr ETF
	For the Period Ended October 31, 2023*	For the Period Ended October 31, 2023*	For the Year Ended October 31, 2023	For the Year Ended October 31, 2023
INVESTMENT INCOME:
Interest income	$456	$5,744	$7,209	$28,786
Total Investment Income	456	5,744	7,209	28,786
EXPENSES:
Management fees	$41,189	$130,984	$213,842	$825,714
Interest expense	24	—	17	81
Net Expenses	41,213	130,984	213,859	825,795
NET INVESTMENT INCOME (LOSS)	(40,757)	(125,240)	(206,650)	(797,009)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Option contracts purchased	$541,230	$166,786	$(4,649,258)	$(12,049,408)
Option contracts written	2,716	(37,531)	1,369,607	3,040,885
Net realized gain (loss)	543,946	129,255	(3,279,651)	(9,008,523)
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	(280,024)	552,144	5,262,724	12,854,910
Options contracts written	285,980	840,904	1,207,430	3,933,374
Net change in unrealized appreciation (depreciation)	5,956	1,393,048	6,470,154	16,788,284
NET REALIZED AND UNREALIZED GAIN (LOSS)	549,902	1,522,303	3,190,503	7,779,761
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$509,145	$1,397,063	$2,983,853	$6,982,752

*	The Fund commenced operations on February 28, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Operations (continued)

	AllianzIM U.S. Large Cap Buffer10 May ETF	AllianzIM U.S. Large Cap Buffer20 May ETF	AllianzIM U.S. Large Cap Buffer10 Jun ETF	AllianzIM U.S. Large Cap Buffer20 Jun ETF
	For the Period Ended October 31, 2023*	For the Period Ended October 31, 2023*	For the Period Ended October 31, 2023**	For the Period Ended October 31, 2023**
INVESTMENT INCOME:
Interest income	$6,937	$4,179	$3,626	$9,264
Total Investment Income	6,937	4,179	3,626	9,264
EXPENSES:
Management fees	$147,972	$294,605	$81,842	$202,884
Net Expenses	147,972	294,605	81,842	202,884
NET INVESTMENT INCOME (LOSS)	(141,035)	(290,426)	(78,216)	(193,620)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Option contracts purchased	$(64,602)	$384,363	$—	$5,942
Option contracts written	(8,667)	(338,097)	—	(37,542)
Net realized gain (loss)	(73,269)	46,266	—	(31,600)
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	(124,944)	45,825	(591,641)	(1,556,139)
Options contracts written	1,127,402	2,148,877	458,184	1,872,055
Net change in unrealized appreciation (depreciation)	1,002,458	2,194,702	(133,457)	315,916
NET REALIZED AND UNREALIZED GAIN (LOSS)	929,189	2,240,968	(133,457)	284,316
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$788,154	$1,950,542	$(211,673)	$90,696

*	The Fund commenced operations on April 28, 2023.
**	The Fund commenced operations on May 31, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Operations (continued)

	AllianzIM U.S. Large Cap Buffer10 Jul ETF	AllianzIM U.S. Large Cap Buffer20 Jul ETF	AllianzIM U.S. Large Cap Buffer10 Aug ETF	AllianzIM U.S. Large Cap Buffer20 Aug ETF
	For the Year Ended October 31, 2023	For the Year Ended October 31, 2023	For the Period Ended October 31, 2023*	For the Period Ended October 31, 2023*
INVESTMENT INCOME:
Interest income	$10,879	$25,913	$3,679	$10,324
Total Investment Income	10,879	25,913	3,679	10,324
EXPENSES:
Management fees	$441,166	$1,126,853	$94,525	$258,963
Interest expense	47	211	—	—
Net Expenses	441,213	1,127,064	94,525	258,963
NET INVESTMENT INCOME (LOSS)	(430,334)	(1,101,151)	(90,846)	(248,639)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Option contracts purchased	$(4,586,498)	$(8,851,813)	$—	$(84,802)
Option contracts written	3,303,173	5,188,828	—	(7,635)
Net realized gain (loss)	(1,283,325)	(3,662,985)	—	(92,437)
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	4,491,301	8,807,080	(2,187,892)	(5,753,776)
Options contracts written	81,023	4,819,022	(299,547)	1,636,005
Net change in unrealized appreciation (depreciation)	4,572,324	13,626,102	(2,487,439)	(4,117,771)
NET REALIZED AND UNREALIZED GAIN (LOSS)	3,288,999	9,963,117	(2,487,439)	(4,210,208)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,858,665	$8,861,966	$(2,578,285)	$(4,458,847)

*	The Fund commenced operations on July 31, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Operations (continued)

	AllianzIM U.S. Large Cap Buffer10 Sep ETF	AllianzIM U.S. Large Cap Buffer20 Sep ETF	AllianzIM U.S. Large Cap Buffer10 Oct ETF	AllianzIM U.S. Large Cap Buffer20 Oct ETF
	For the Period Ended October 31, 2023*	For the Period Ended October 31, 2023*	For the Year Ended October 31, 2023	For the Year Ended October 31, 2023
INVESTMENT INCOME:
Interest income	$686	$1,404	$15,130	$41,555
Total Investment Income	686	1,404	15,130	41,555
EXPENSES:
Management fees	$14,297	$29,976	$402,389	$978,125
Interest expense	—	—	111	227
Net Expenses	14,297	29,976	402,500	978,352
NET INVESTMENT INCOME (LOSS)	(13,611)	(28,572)	(387,370)	(936,797)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Option contracts purchased	$(200,525)	$(353,319)	$6,032,138	$16,591,187
Option contracts written	(54,400)	(66,291)	3,913,188	4,374,422
Net realized gain (loss)	(254,925)	(419,610)	9,945,326	20,965,609
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	(288,128)	(639,682)	(3,097,565)	(7,811,493)
Options contracts written	(20,597)	302,328	3,962	3,417,211
Net change in unrealized appreciation (depreciation)	(308,725)	(337,354)	(3,093,603)	(4,394,282)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(563,650)	(756,964)	6,851,723	16,571,327
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(577,261)	$(785,536)	$6,464,353	$15,634,530

*	The Fund commenced operations on August 31, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Operations (continued)

	AllianzIM U.S. Large Cap Buffer10 Nov ETF	AllianzIM U.S. Large Cap Buffer20 Nov ETF	AllianzIM U.S. Large Cap Buffer10 Dec ETF	AllianzIM U.S. Large Cap Buffer20 Dec ETF
	For the Year Ended October 31, 2023	For the Year Ended October 31, 2023	For the Period Ended October 31, 2023*	For the Period Ended October 31, 2023*
INVESTMENT INCOME:
Interest income	$4,922	$10,493	$5,573	$27,505
Total Investment Income	4,922	10,493	5,573	27,505
EXPENSES:
Management fees	$105,958	$223,325	$133,519	$657,674
Interest expense	—	—	5	5
Net Expenses	105,958	223,325	133,524	657,679
NET INVESTMENT INCOME (LOSS)	(101,036)	(212,832)	(127,951)	(630,174)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Option contracts purchased	$589,027	$1,231,448	$1,425,174	$6,545,457
Option contracts written	905,451	1,775,293	659,366	1,328,993
Net realized gain (loss)	1,494,478	3,006,741	2,084,540	7,874,450
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	(739)	(2,595)	(713,453)	(2,345,795)
Options contracts written	(739)	(2,594)	574,114	2,923,853
Net change in unrealized appreciation (depreciation)	(1,478)	(5,189)	(139,339)	578,058
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,493,000	3,001,552	1,945,201	8,452,508
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,391,964	$2,788,720	$1,817,250	$7,822,334

*	The Fund commenced operations on November 30, 2022.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Operations (continued)

	AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
	For the Year Ended October 31, 2023	For the Year Ended October 31, 2023
INVESTMENT INCOME:
Interest income	$17,967	$13,820
Total Investment Income	17,967	13,820
EXPENSES:
Management fees	$426,890	$330,559
Interest expense	14	—
Net Expenses	426,904	330,559
NET INVESTMENT INCOME (LOSS)	(408,937)	(316,739)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Option contracts purchased	$715,921	$3,099,338
Option contracts written	809,775	3,204,063
Net realized gain (loss)	1,525,696	6,303,401
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	(1,679,429)	(1,852,319)
Options contracts written	1,874,618	409,967
Net change in unrealized appreciation (depreciation)	195,189	(1,442,352)
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,720,885	4,861,049
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,311,948	$4,544,310

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Changes in Net Assets

	AllianzIM U.S. Large Cap Buffer10 Jan ETF
	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022
OPERATIONS:
Net investment income (loss)	$(400,064)	$(39,594)	$(397,641)
Net realized gain (loss)	(15,883,644)	770,717	7,420,201
Net change in unrealized appreciation (depreciation)	24,636,077	3,034,072	(15,672,345)
Net increase (decrease) in net assets resulting from operations	8,352,369	3,765,195	(8,649,785)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	53,373,427	19,544,591	114,130,244
Cost of Shares redeemed	(105,045,667)	(18,816,675)	(87,773,920)
Net increase (decrease) in net assets from capital transactions	(51,672,240)	727,916	26,356,324
Total increase (decrease) in net assets	(43,319,871)	4,493,111	17,706,539
NET ASSETS
Beginning of Year or Period	65,308,729	60,815,618	43,109,079
End of Year or Period	$21,988,858	$65,308,729	$60,815,618
CHANGES IN SHARES OUTSTANDING
Shares issued	2,000,000	775,000	4,350,000
Shares redeemed	(3,775,000)	(750,000)	(3,375,000)
Net increase (decrease) in Shares outstanding	(1,775,000)	25,000	975,000
Shares outstanding, Beginning of Year or Period	2,575,000	2,550,000	1,575,000
Shares outstanding, End of Year or Period	800,000	2,575,000	2,550,000

+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer20 Jan ETF
	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022
OPERATIONS:
Net investment income (loss)	$(616,606)	$(34,300)	$(628,972)
Net realized gain (loss)	(18,196,484)	(76,386)	(121,877)
Net change in unrealized appreciation (depreciation)	27,374,405	2,166,132	(5,977,981)
Net increase (decrease) in net assets resulting from operations	8,561,315	2,055,446	(6,728,830)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	77,766,872	13,988,536	168,065,916
Cost of Shares redeemed	(43,586,155)	(15,827,457)	(164,942,230)
Net increase (decrease) in net assets from capital transactions	34,180,717	(1,838,921)	3,123,686
Total increase (decrease) in net assets	42,742,032	216,525	(3,605,144)
NET ASSETS
Beginning of Year or Period	54,961,436	54,744,911	58,350,055
End of Year or Period	$97,703,468	$54,961,436	$54,744,911
CHANGES IN SHARES OUTSTANDING
Shares issued	2,875,000	550,000	6,500,000
Shares redeemed	(1,600,000)	(625,000)	(6,500,000)
Net increase (decrease) in Shares outstanding	1,275,000	(75,000)	—
Shares outstanding, Beginning of Year or Period	2,150,000	2,225,000	2,225,000
Shares outstanding, End of Year or Period	3,425,000	2,150,000	2,225,000

+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer10 Feb ETF	AllianzIM U.S. Large Cap Buffer20 Feb ETF	AllianzIM U.S. Large Cap Buffer10 Mar ETF	AllianzIM U.S. Large Cap Buffer20 Mar ETF
	For the Period Ended October 31, 2023*	For the Period Ended October 31, 2023*	For the Period Ended October 31, 2023**	For the Period Ended October 31, 2023**
OPERATIONS:
Net investment income (loss)	$(159,006)	$(287,710)	$(40,757)	$(125,240)
Net realized gain (loss)	1,261,849	2,560,450	543,946	129,255
Net change in unrealized appreciation (depreciation)	186,399	462,080	5,956	1,393,048
Net increase (decrease) in net assets resulting from operations	1,289,242	2,734,820	509,145	1,397,063
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	64,488,141	120,088,435	16,286,396	27,549,854
Cost of Shares redeemed	(36,761,457)	(73,045,450)	(8,883,820)	(3,308,325)
Net increase (decrease) in net assets from capital transactions	27,726,684	47,042,985	7,402,576	24,241,529
Total increase (decrease) in net assets	29,015,926	49,777,805	7,911,721	25,638,592
NET ASSETS
Beginning of Period	—	—	—	—
End of Period	$29,015,926	$49,777,805	$7,911,721	$25,638,592
CHANGES IN SHARES OUTSTANDING
Shares issued	2,500,000	4,675,000	625,000	1,100,000
Shares redeemed	(1,375,000)	(2,750,000)	(325,000)	(125,000)
Net increase (decrease) in Shares outstanding	1,125,000	1,925,000	300,000	975,000
Shares outstanding, Beginning of Period	—	—	—	—
Shares outstanding, End of Period	1,125,000	1,925,000	300,000	975,000

*	The Fund commenced operations on January 31, 2023.
**	The Fund commenced operations on February 28, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer10 Apr ETF
	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022
OPERATIONS:
Net investment income (loss)	$(206,650)	$(11,320)	$(115,495)
Net realized gain (loss)	(3,279,651)	220,849	1,481,370
Net change in unrealized appreciation (depreciation)	6,470,154	697,800	(3,098,610)
Net increase (decrease) in net assets resulting from operations	2,983,853	907,329	(1,732,735)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	42,271,608	6,769,475	27,226,776
Cost of Shares redeemed	(35,612,758)	(6,733,725)	(23,490,423)
Net increase (decrease) in net assets from capital transactions	6,658,850	35,750	3,736,353
Total increase (decrease) in net assets	9,642,703	943,079	2,003,618
NET ASSETS
Beginning of Year or Period	18,377,419	17,434,340	15,430,722
End of Year or Period	$28,020,122	$18,377,419	$17,434,340
CHANGES IN SHARES OUTSTANDING
Shares issued	1,450,000	250,000	975,000
Shares redeemed	(1,200,000)	(250,000)	(850,000)
Net increase (decrease) in Shares outstanding	250,000	—	125,000
Shares outstanding, Beginning of Year or Period	675,000	675,000	550,000
Shares outstanding, End of Year or Period	925,000	675,000	675,000

+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer20 Apr ETF
	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022
OPERATIONS:
Net investment income (loss)	$(797,009)	$(36,759)	$(267,414)
Net realized gain (loss)	(9,008,523)	971,497	6,066,484
Net change in unrealized appreciation (depreciation)	16,788,284	852,536	(8,802,152)
Net increase (decrease) in net assets resulting from operations	6,982,752	1,787,274	(3,003,082)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	183,372,781	29,111,588	119,368,807
Cost of Shares redeemed	(119,754,880)	(30,293,573)	(81,685,652)
Net increase (decrease) in net assets from capital transactions	63,617,901	(1,181,985)	37,683,155
Total increase (decrease) in net assets	70,600,653	605,289	34,680,073
NET ASSETS
Beginning of Year or Period	58,566,421	57,961,132	23,281,059
End of Year or Period	$129,167,074	$58,566,421	$57,961,132
CHANGES IN SHARES OUTSTANDING
Shares issued	6,800,000	1,125,000	4,550,000
Shares redeemed	(4,400,000)	(1,175,000)	(3,125,000)
Net increase (decrease) in Shares outstanding	2,400,000	(50,000)	1,425,000
Shares outstanding, Beginning of Year or Period	2,254,000	2,304,000	879,000
Shares outstanding, End of Year or Period	4,654,000	2,254,000	2,304,000

+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer10 May ETF	AllianzIM U.S. Large Cap Buffer20 May ETF	AllianzIM U.S. Large Cap Buffer10 Jun ETF	AllianzIM U.S. Large Cap Buffer20 Jun ETF
	For the Period Ended October 31, 2023*	For the Period Ended October 31, 2023*	For the Period Ended October 31, 2023**	For the Period Ended October 31, 2023**
OPERATIONS:
Net investment income (loss)	$(141,035)	$(290,426)	$(78,216)	$(193,620)
Net realized gain (loss)	(73,269)	46,266	—	(31,600)
Net change in unrealized appreciation (depreciation)	1,002,458	2,194,702	(133,457)	315,916
Net increase (decrease) in net assets resulting from operations	788,154	1,950,542	(211,673)	90,696
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	43,673,363	90,544,870	29,251,585	68,364,862
Cost of Shares redeemed	(1,328,375)	(14,309,513)	—	(1,297,347)
Net increase (decrease) in net assets from capital transactions	42,344,988	76,235,357	29,251,585	67,067,515
Total increase (decrease) in net assets	43,133,142	78,185,899	29,039,912	67,158,211
NET ASSETS
Beginning of Period	—	—	—	—
End of Period	$43,133,142	$78,185,899	$29,039,912	$67,158,211
CHANGES IN SHARES OUTSTANDING
Shares issued	1,750,000	3,625,000	1,150,000	2,700,000
Shares redeemed	(50,000)	(550,000)	—	(50,000)
Net increase (decrease) in Shares outstanding	1,700,000	3,075,000	1,150,000	2,650,000
Shares outstanding, Beginning of Period	—	—	—	—
Shares outstanding, End of Period	1,700,000	3,075,000	1,150,000	2,650,000

*	The Fund commenced operations on April 28, 2023.
**	The Fund commenced operations on May 31, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer10 Jul ETF
	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022
OPERATIONS:
Net investment income (loss)	$(430,334)	$(26,879)	$(185,540)
Net realized gain (loss)	(1,283,325)	1,203,408	2,827,198
Net change in unrealized appreciation (depreciation)	4,572,324	923,859	(6,140,851)
Net increase (decrease) in net assets resulting from operations	2,858,665	2,100,388	(3,499,193)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	103,532,703	35,607,041	86,735,535
Cost of Shares redeemed	(62,426,817)	(30,786,975)	(77,966,400)
Net increase (decrease) in net assets from capital transactions	41,105,886	4,820,066	8,769,135
Total increase (decrease) in net assets	43,964,551	6,920,454	5,269,942
NET ASSETS
Beginning of Year or Period	44,935,106	38,014,652	32,744,710
End of Year or Period	$88,899,657	$44,935,106	$38,014,652
CHANGES IN SHARES OUTSTANDING
Shares issued	3,375,000	1,300,000	3,050,000
Shares redeemed	(2,075,000)	(1,125,000)	(2,775,000)
Net increase (decrease) in Shares outstanding	1,300,000	175,000	275,000
Shares outstanding, Beginning of Year or Period	1,625,000	1,450,000	1,175,000
Shares outstanding, End of Year or Period	2,925,000	1,625,000	1,450,000

+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer20 Jul ETF
	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022
OPERATIONS:
Net investment income (loss)	$(1,101,151)	$(74,363)	$(326,962)
Net realized gain (loss)	(3,662,985)	3,472,545	11,477,238
Net change in unrealized appreciation (depreciation)	13,626,102	483,059	(15,114,331)
Net increase (decrease) in net assets resulting from operations	8,861,966	3,881,241	(3,964,055)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	231,568,421	86,300,047	203,121,686
Cost of Shares redeemed	(150,969,163)	(79,476,900)	(130,074,423)
Net increase (decrease) in net assets from capital transactions	80,599,258	6,823,147	73,047,263
Total increase (decrease) in net assets	89,461,224	10,704,388	69,083,208
NET ASSETS
Beginning of Year or Period	122,808,172	112,103,784	43,020,576
End of Year or Period	$212,269,396	$122,808,172	$112,103,784
CHANGES IN SHARES OUTSTANDING
Shares issued	7,900,000	3,250,000	7,575,000
Shares redeemed	(5,200,000)	(3,000,000)	(4,850,000)
Net increase (decrease) in Shares outstanding	2,700,000	250,000	2,725,000
Shares outstanding, Beginning of Year or Period	4,600,000	4,350,000	1,625,000
Shares outstanding, End of Year or Period	7,300,000	4,600,000	4,350,000

+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer10 Aug ETF	AllianzIM U.S. Large Cap Buffer20 Aug ETF	AllianzIM U.S. Large Cap Buffer10 Sep ETF	AllianzIM U.S. Large Cap Buffer20 Sep ETF
	For the Period Ended October 31, 2023*	For the Period Ended October 31, 2023*	For the Period Ended October 31, 2023**	For the Period Ended October 31, 2023**
OPERATIONS:
Net investment income (loss)	$(90,846)	$(248,639)	$(13,611)	$(28,572)
Net realized gain (loss)	—	(92,437)	(254,925)	(419,610)
Net change in unrealized appreciation (depreciation)	(2,487,439)	(4,117,771)	(308,725)	(337,354)
Net increase (decrease) in net assets resulting from operations	(2,578,285)	(4,458,847)	(577,261)	(785,536)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	58,474,424	162,623,715	26,512,261	60,647,984
Cost of Shares redeemed	—	(2,480,570)	(12,857,775)	(28,384,990)
Net increase (decrease) in net assets from capital transactions	58,474,424	160,143,145	13,654,486	32,262,994
Total increase (decrease) in net assets	55,896,139	155,684,298	13,077,225	31,477,458
NET ASSETS
Beginning of Period	—	—	—	—
End of Period	$55,896,139	$155,684,298	$13,077,225	$31,477,458
CHANGES IN SHARES OUTSTANDING
Shares issued	2,375,000	6,575,000	1,075,000	2,450,000
Shares redeemed	—	(100,000)	(525,000)	(1,150,000)
Net increase (decrease) in Shares outstanding	2,375,000	6,475,000	550,000	1,300,000
Shares outstanding, Beginning of Period	—	—	—	—
Shares outstanding, End of Period	2,375,000	6,475,000	550,000	1,300,000

*	The Fund commenced operations on July 31, 2023.
**	The Fund commenced operations on August 31, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer10 Oct ETF
	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022
OPERATIONS:
Net investment income (loss)	$(387,370)	$(35,075)	$(315,852)
Net realized gain (loss)	9,945,326	73,231	(4,055,742)
Net change in unrealized appreciation (depreciation)	(3,093,603)	2,563,164	(13,869)
Net increase (decrease) in net assets resulting from operations	6,464,353	2,601,320	(4,385,463)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	79,114,682	27,924,271	62,272,912
Cost of Shares redeemed	(113,270,208)	(10,172,225)	(53,552,127)
Net increase (decrease) in net assets from capital transactions	(34,155,526)	17,752,046	8,720,785
Total increase (decrease) in net assets	(27,691,173)	20,353,366	4,335,322
NET ASSETS
Beginning of Year or Period	64,294,371	43,941,005	39,605,683
End of Year or Period	$36,603,198	$64,294,371	$43,941,005
CHANGES IN SHARES OUTSTANDING
Shares issued	2,500,000	1,025,000	2,175,000
Shares redeemed	(3,625,000)	(375,000)	(1,900,000)
Net increase (decrease) in Shares outstanding	(1,125,000)	650,000	275,000
Shares outstanding, Beginning of Year or Period	2,300,000	1,650,000	1,375,000
Shares outstanding, End of Year or Period	1,175,000	2,300,000	1,650,000

+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer20 Oct ETF
	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022
OPERATIONS:
Net investment income (loss)	$(936,797)	$(84,993)	$(345,696)
Net realized gain (loss)	20,965,609	452,358	(788,845)
Net change in unrealized appreciation (depreciation)	(4,394,282)	3,464,255	(33,166)
Net increase (decrease) in net assets resulting from operations	15,634,530	3,831,620	(1,167,707)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	135,014,828	80,350,760	161,064,192
Cost of Shares redeemed	(177,264,650)	(15,744,028)	(103,421,895)
Net increase (decrease) in net assets from capital transactions	(42,249,822)	64,606,732	57,642,297
Total increase (decrease) in net assets	(26,615,292)	68,438,352	56,474,590
NET ASSETS
Beginning of Year or Period	155,834,739	87,396,387	30,921,797
End of Year or Period	$129,219,447	$155,834,739	$87,396,387
CHANGES IN SHARES OUTSTANDING
Shares issued	4,375,000	2,975,000	6,000,000
Shares redeemed	(5,850,000)	(575,000)	(3,875,000)
Net increase (decrease) in Shares outstanding	(1,475,000)	2,400,000	2,125,000
Shares outstanding, Beginning of Year or Period	5,675,000	3,275,000	1,150,000
Shares outstanding, End of Year or Period	4,200,000	5,675,000	3,275,000

+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer10 Nov ETF		AllianzIM U.S. Large Cap Buffer20 Nov ETF
	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022*	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022*
OPERATIONS:
Net investment income (loss)	$(101,036)	$—	$(212,832)	$—
Net realized gain (loss)	1,494,478	—	3,006,741	—
Net change in unrealized appreciation (depreciation)	(1,478)	(1,987)	(5,189)	(1,987)
Net increase (decrease) in net assets resulting from operations	1,391,964	(1,987)	2,788,720	(1,987)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	21,602,320	5,000,000	53,955,951	5,000,000
Cost of Shares redeemed	(18,596,277)	—	(42,274,137)	—
Net increase (decrease) in net assets from capital transactions	3,006,043	5,000,000	11,681,814	5,000,000
Total increase (decrease) in net assets	4,398,007	4,998,013	14,470,534	4,998,013
NET ASSETS
Beginning of Year or Period	4,998,013	—	4,998,013	—
End of Year or Period	$9,396,020	$4,998,013	$19,468,547	$4,998,013
CHANGES IN SHARES OUTSTANDING
Shares issued	825,000	200,000	2,075,000	200,000
Shares redeemed	(675,000)	—	(1,550,000)	—
Net increase (decrease) in Shares outstanding	150,000	200,000	525,000	200,000
Shares outstanding, Beginning of Year or Period	200,000	—	200,000	—
Shares outstanding, End of Year or Period	350,000	200,000	725,000	200,000

*	The Fund commenced operations on October 31, 2022.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer10 Dec ETF	AllianzIM U.S. Large Cap Buffer20 Dec ETF
	For the Period Ended October 31, 2023*	For the Period Ended October 31, 2023*
OPERATIONS:
Net investment income (loss)	$(127,951)	$(630,174)
Net realized gain (loss)	2,084,540	7,874,450
Net change in unrealized appreciation (depreciation)	(139,339)	578,058
Net increase (decrease) in net assets resulting from operations	1,817,250	7,822,334
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	87,443,296	221,316,061
Cost of Shares redeemed	(70,028,915)	(154,725,080)
Net increase (decrease) in net assets from capital transactions	17,414,381	66,590,981
Total increase (decrease) in net assets	19,231,631	74,413,315
NET ASSETS
Beginning of Period	—	—
End of Period	$19,231,631	$74,413,315
CHANGES IN SHARES OUTSTANDING
Shares issued	3,400,000	8,675,000
Shares redeemed	(2,650,000)	(5,775,000)
Net increase (decrease) in Shares outstanding	750,000	2,900,000
Shares outstanding, Beginning of Period	—	—
Shares outstanding, End of Period	750,000	2,900,000

*	The Fund commenced operations on November 30, 2022.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Period Ended September 30, 2022*
OPERATIONS:
Net investment income (loss)	$(408,937)	$(16,657)	$(176,539)
Net realized gain (loss)	1,525,696	412,365	26,250
Net change in unrealized appreciation (depreciation)	195,189	659,646	(2,943,737)
Net increase (decrease) in net assets resulting from operations	1,311,948	1,055,354	(3,094,026)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	166,638,788	27,924,835	106,163,793
Cost of Shares redeemed	(78,475,482)	(27,248,255)	(77,892,933)
Net increase (decrease) in net assets from capital transactions	88,163,306	676,580	28,270,860
Total increase (decrease) in net assets	89,475,254	1,731,934	25,176,834
NET ASSETS
Beginning of Year or Period	26,908,768	25,176,834	—
End of Year or Period	$116,384,022	$26,908,768	$25,176,834
CHANGES IN SHARES OUTSTANDING
Shares issued	6,900,000	1,225,000	4,575,000
Shares redeemed	(3,300,000)	(1,200,000)	(3,425,000)
Net increase (decrease) in Shares outstanding	3,600,000	25,000	1,150,000
Shares outstanding, Beginning of Year or Period	1,175,000	1,150,000	—
Shares outstanding, End of Year or Period	4,775,000	1,175,000	1,150,000

*	The Fund commenced operations on December 31, 2021.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022
OPERATIONS:
Net investment income (loss)	$(316,739)	$(19,159)	$(240,405)
Net realized gain (loss)	6,303,401	196,496	(1,011,187)
Net change in unrealized appreciation (depreciation)	(1,442,352)	1,046,978	(9,483)
Net increase (decrease) in net assets resulting from operations	4,544,310	1,224,315	(1,261,075)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	153,927,819	11,960,574	112,883,146
Cost of Shares redeemed	(149,877,615)	(6,014,250)	(99,872,505)
Net increase (decrease) in net assets from capital transactions	4,050,204	5,946,324	13,010,641
Total increase (decrease) in net assets	8,594,514	7,170,639	11,749,566
NET ASSETS
Beginning of Year or Period	33,918,261	26,747,622	14,998,056
End of Year or Period	$42,512,775	$33,918,261	$26,747,622
CHANGES IN SHARES OUTSTANDING
Shares issued	5,775,000	500,000	4,425,000
Shares redeemed	(5,600,000)	(250,000)	(3,875,000)
Net increase (decrease) in Shares outstanding	175,000	250,000	550,000
Shares outstanding, Beginning of Year or Period	1,400,000	1,150,000	600,000
Shares outstanding, End of Year or Period	1,575,000	1,400,000	1,150,000

+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Financial Highlights

	AllianzIM U.S. Large Cap Buffer10 Jan ETF
	For the Year	For the Period	For the Year	For the Period
	Ended	Ended	Ended	Ended
	October 31,	October 31,	September 30,	September 30,
	2023	2022+	2022	2021*
NET ASSET VALUE, Beginning of Period	$25.36	$23.85	$27.37	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.19)	(0.02)	(0.19)	(0.15)
Net realized and unrealized gain (loss)	2.32	1.53	(3.33)	2.52
Total income (loss) from operations	2.13	1.51	(3.52)	2.37
NET ASSET VALUE, End of Period	$27.49	$25.36	$23.85	$27.37
MARKET PRICE, End of Period	$27.50	$25.37	$23.75	$27.39
NET ASSET VALUE, Total Return(b)	8.37%	6.35%	(12.87)%	9.48%
MARKET PRICE, Total Return(c)	8.43%	6.80%	(13.29)%	9.56%
Net assets, End of Period ($ thousands)	$21,989	$65,309	$60,816	$43,109
Ratios of Average Net Assets
Net Expenses	0.74%	0.74%†	0.74%	0.74%†
Net Investment Income	(0.72)%	(0.74)%†	(0.74)%	(0.74)%†
Portfolio turnover(d)	—	—	—	—

*	The Fund commenced operations on December 31, 2020.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer20 Jan ETF
	For the Year	For the Period	For the Year	For the Period
	Ended	Ended	Ended	Ended
	October 31,	October 31,	September 30,	September 30,
	2023	2022+	2022	2021*
NET ASSET VALUE, Beginning of Period	$25.56	$24.60	$26.22	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.20)	(0.02)	(0.19)	(0.14)
Net realized and unrealized gain (loss)	3.17	0.98	(1.43)	1.36
Total income (loss) from operations	2.97	0.96	(1.62)	1.22
NET ASSET VALUE, End of Period	$28.53	$25.56	$24.60	$26.22
MARKET PRICE, End of Period	$28.55	$25.54	$24.51	$26.26
NET ASSET VALUE, Total Return(b)	11.59%	3.90%	(6.18)%	4.90%
MARKET PRICE, Total Return(c)	11.79%	4.17%	(6.67)%	5.06%
Net assets, End of Period ($ thousands)	$97,703	$54,961	$54,745	$58,350
Ratios of Average Net Assets
Net Expenses	0.74%	0.74%†	0.74%	0.74%†
Net Investment Income	(0.71)%	(0.74)%†	(0.74)%	(0.74)%†
Portfolio turnover(d)	—	—	—	—

*	The Fund commenced operations on December 31, 2020.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Financial Highlights (continued)

	AllianzIM U.S.	AllianzIM U.S.	AllianzIM U.S.	AllianzIM U.S.
	Large Cap	Large Cap	Large Cap	Large Cap
	Buffer10 Feb	Buffer20 Feb	Buffer10 Mar	Buffer20 Mar
	ETF	ETF	ETF	ETF
	For the Period	For the Period	For the Period	For the Period
	Ended	Ended	Ended	Ended
	October 31,	October 31,	October 31,	October 31,
	2023*	2023*	2023**	2023**
NET ASSET VALUE, Beginning of Period	$25.00	$25.00	$25.00	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.14)	(0.14)	(0.13)	(0.12)
Net realized and unrealized gain (loss)	0.93	1.00	1.50	1.42
Total income (loss) from operations	0.79	0.86	1.37	1.30
NET ASSET VALUE, End of Period	$25.79	$25.86	$26.37	$26.30
MARKET PRICE, End of Period	$25.82	$25.89	$26.40	$26.31
NET ASSET VALUE, Total Return(b)	3.17%	3.43%	5.49%	5.18%
MARKET PRICE, Total Return(c)	3.29%	3.56%	5.59%	5.26%
Net assets, End of Period ($ thousands)	$29,016	$49,778	$7,912	$25,639
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%†	0.74%†	0.74%†
Net Investment Income	(0.71)%†	(0.71)%†	(0.73)%†	(0.71)%†
Portfolio turnover(d)	—	—	—	—

*	The Fund commenced operations on January 31, 2023.
**	The Fund commenced operations on February 28, 2023.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer10 Apr ETF
	For the Year	For the Period	For the Year	For the Year	For the Period
	Ended	Ended	Ended	Ended	Ended
	October 31,	October 31,	September 30,	September 30,	September 30,
	2023	2022+	2022	2021	2020*
NET ASSET VALUE, Beginning of Period	$27.23	$25.83	$28.06	$26.20	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.21)	(0.02)	(0.21)	(0.20)	(0.07)
Net realized and unrealized gain (loss)	3.27	1.42	(2.02)	3.28	1.27
Total income (loss) from operations	3.06	1.40	(2.23)	3.08	1.20
Distributions:
From net realized gains	—	—	—	(1.22)	—
NET ASSET VALUE, End of Period	$30.29	$27.23	$25.83	$28.06	$26.20
MARKET PRICE, End of Period	$30.33	$27.19	$25.70	$28.04	$26.27
NET ASSET VALUE, Total Return(b)	11.26%	5.41%	(7.94)%	12.13%	4.78%
MARKET PRICE, Total Return(c)	11.56%	5.81%	(8.37)%	11.77%	5.07%
Net assets, End of Period ($ thousands)	$28,020	$18,377	$17,434	$15,431	$3,274
Ratios of Average Net Assets
Net Expenses	0.74%	0.74%†	0.74%	0.74%	0.74%†
Net Investment Income	(0.72)%	(0.74)%†	(0.74)%	(0.74)%	(0.74)%†
Portfolio turnover(d)	—	—	—	—	—

*	The Fund commenced operations on May 28, 2020.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer20 Apr ETF
	For the Year	For the Period	For the Year	For the Year	For the Period
	Ended	Ended	Ended	Ended	Ended
	October 31,	October 31,	September 30,	September 30,	September 30,
	2023	2022+	2022	2021	2020*
NET ASSET VALUE, Beginning of Period	$25.98	$25.16	$26.49	$25.69	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.20)	(0.02)	(0.19)	(0.20)	(0.06)
Net realized and unrealized gain (loss)	1.97	0.84	(1.14)	1.70	0.75
Total income (loss) from operations	1.77	0.82	(1.33)	1.50	0.69
Distributions:
From net realized gains	—	—	—	(0.70)	—
NET ASSET VALUE, End of Period	$27.75	$25.98	$25.16	$26.49	$25.69
MARKET PRICE, End of Period	$27.76	$25.95	$25.05	$26.53	$25.75
NET ASSET VALUE, Total Return(b)	6.81%	3.29%	(5.02)%	5.90%	2.78%
MARKET PRICE, Total Return(c)	6.94%	3.62%	(5.57)%	5.81%	3.02%
Net assets, End of Period ($ thousands)	$129,167	$58,566	$57,961	$23,281	$3,315
Ratios of Average Net Assets
Net Expenses	0.74%	0.74%†	0.74%	0.74%	0.74%†
Net Investment Income	(0.71)%	(0.74)%†	(0.74)%	(0.74)%	(0.74)%†
Portfolio turnover(d)	—	—	—	—	—

*	The Fund commenced operations on May 28, 2020.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Financial Highlights (continued)

	AllianzIM U.S.	AllianzIM U.S.	AllianzIM U.S.		AllianzIM U.S.
	Large Cap	Large Cap	Large Cap		Large Cap
	Buffer10 May	Buffer20 May	Buffer10 Jun		Buffer20 Jun
	ETF	ETF	ETF		ETF
	For the Period	For the Period	For the Period		For the Period
	Ended	Ended	Ended		Ended
	October 31,	October 31,	October 31,		October 31,
	2023*	2023*	2023**		2023**
NET ASSET VALUE, Beginning of Period	$25.00	$25.00	$25.00		$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.09)	(0.10)	(0.08)		(0.08)
Net realized and unrealized gain (loss)	0.46	0.53	0.33	‡	0.42
Total income (loss) from operations	0.37	0.43	0.25		0.34
NET ASSET VALUE, End of Period	$25.37	$25.43	$25.25		$25.34
MARKET PRICE, End of Period	$25.38	$25.50	$25.30		$25.34
NET ASSET VALUE, Total Return(b)	1.49%	1.71%	1.01%		1.37%
MARKET PRICE, Total Return(c)	1.54%	2.01%	1.20%		1.36%
Net assets, End of Period ($ thousands)	$43,133	$78,186	$29,040		$67,158
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%†	0.74%†		0.74%†
Net Investment Income	(0.71)%†	(0.73)%†	(0.71)%†		(0.71)%†
Portfolio turnover(d)	—	—	—		—

*	The Fund commenced operations on April 28, 2023.
**	The Fund commenced operations on May 31, 2023.
‡	Calculation of the net realized and unrealized gain (loss) per share do not correlate with the Fund’s net realized and unrealized gain (loss) presented on the Statements of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer10 Jul ETF
	For the Year	For the Period	For the Year	For the Year	For the Period
	Ended	Ended	Ended	Ended	Ended
	October 31,	October 31,	September 30,	September 30,	September 30,
	2023	2022+	2022	2021	2020*
NET ASSET VALUE, Beginning of Period	$27.65	$26.22	$27.87	$26.17	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.22)	(0.02)	(0.21)	(0.21)	(0.05)
Net realized and unrealized gain (loss)	2.96	1.45	(1.44)	2.94	1.22
Total income (loss) from operations	2.74	1.43	(1.65)	2.73	1.17
Distributions:
From net realized gains	—	—	—	(1.03)	—
NET ASSET VALUE, End of Period	$30.39	$27.65	$26.22	$27.87	$26.17
MARKET PRICE, End of Period	$30.48	$27.70	$26.13	$27.85	$26.27
NET ASSET VALUE, Total Return(b)	9.91%	5.47%	(5.92)%	10.64%	4.68%
MARKET PRICE, Total Return(c)	10.02%	6.04%	(6.19)%	10.14%	5.08%
Net assets, End of Period ($ thousands)	$88,900	$44,935	$38,015	$32,745	$3,271
Ratios of Average Net Assets
Net Expenses	0.74%	0.74%†	0.74%	0.74%	0.74%†
Net Investment Income	(0.72)%	(0.74)%†	(0.74)%	(0.74)%	(0.74)%†
Portfolio turnover(d)	—	—	—	—	—

*	The Fund commenced operations on June 30, 2020.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer20 Jul ETF
	For the Year	For the Period	For the Year	For the Year	For the Period
	Ended	Ended	Ended	Ended	Ended
	October 31,	October 31,	September 30,	September 30,	September 30,
	2023	2022+	2022	2021	2020*
NET ASSET VALUE, Beginning of Period	$26.70	$25.77	$26.47	$25.68	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.21)	(0.02)	(0.20)	(0.20)	(0.05)
Net realized and unrealized gain (loss)	2.59	0.95	(0.50)	1.57	0.73
Total income (loss) from operations	2.38	0.93	(0.70)	1.37	0.68
Distributions:
From net realized gains	—	—	—	(0.58)	—
NET ASSET VALUE, End of Period	$29.08	$26.70	$25.77	$26.47	$25.68
MARKET PRICE, End of Period	$29.08	$26.75	$25.76	$26.51	$25.76
NET ASSET VALUE, Total Return(b)	8.92%	3.59%	(2.66)%	5.43%	2.72%
MARKET PRICE, Total Return(c)	8.73%	3.82%	(2.83)%	5.23%	3.06%
Net assets, End of Period ($ thousands)	$212,269	$122,808	$112,104	$43,021	$3,852
Ratios of Average Net Assets
Net Expenses	0.74%	0.74%†	0.74%	0.74%	0.74%†
Net Investment Income	(0.72)%	(0.74)%†	(0.74)%	(0.74)%	(0.74)%†
Portfolio turnover(d)	—	—	—	—	—

*	The Fund commenced operations on June 30, 2020.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Financial Highlights (continued)

	AllianzIM U.S.	AllianzIM U.S.	AllianzIM U.S.	AllianzIM U.S.
	Large Cap	Large Cap	Large Cap	Large Cap
	Buffer10	Buffer20	Buffer10	Buffer20
	Aug ETF	Aug ETF	Sep ETF	Sep ETF
	For the	For the	For the	For the
	Period Ended	Period Ended	Period Ended	Period Ended
	October 31,	October 31,	October 31,	October 31,
	2023*	2023*	2023**	2023**
NET ASSET VALUE, Beginning of Period	$25.00	$25.00	$25.00	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.04)	(0.04)	(0.03)	(0.03)
Net realized and unrealized gain (loss)	(1.42)	(0.92)	(1.19)	(0.76)
Total income (loss) from operations	(1.46)	(0.96)	(1.22)	(0.79)
NET ASSET VALUE, End of Period	$23.54	$24.04	$23.78	$24.21
MARKET PRICE, End of Period	$23.58	$24.05	$23.87	$24.21
NET ASSET VALUE, Total Return(b)	(5.86)%	(3.82)%	(4.89)%	(3.15)%
MARKET PRICE, Total Return(c)	(5.70)%	(3.80)%	(4.51)%	(3.16)%
Net assets, End of Period ($ thousands)	$55,896	$155,684	$13,077	$31,477
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%†	0.74%†	0.74%†
Net Investment Income	(0.71)%†	(0.71)%†	(0.70)%†	(0.71)%†
Portfolio turnover(d)	—	—	—	—

*	The Fund commenced operations on July 31, 2023.
**	The Fund commenced operations on August 31, 2023.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer10 Oct ETF
	For the	For the	For the	For the	For the
	Year Ended	Period Ended	Year Ended	Year Ended	Period Ended
	October 31,	October 31,	September 30,	September 30,	September 30,
	2023	2022+	2022	2021	2020*
NET ASSET VALUE, Beginning of Period	$27.95	$26.63	$28.80	$25.00	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.21)	(0.02)	(0.21)	(0.20)	—
Net realized and unrealized gain (loss)	3.41	1.34	(1.96)	4.00	—
Total income (loss) from operations	3.20	1.32	(2.17)	3.80	—
NET ASSET VALUE, End of Period	$31.15	$27.95	$26.63	$28.80	$25.00
MARKET PRICE, End of Period	$31.23	$28.05	$26.71	$28.84	—
NET ASSET VALUE, Total Return(b)	11.44%	4.97%	(7.54)%	15.23%	—
MARKET PRICE, Total Return(c)	11.32%	5.01%	(7.37)%	15.35%	—
Net assets, End of Period ($ thousands)	$36,603	$64,294	$43,941	$39,606	$24,998
Ratios of Average Net Assets
Net Expenses	0.74%	0.74%†	0.74%	0.74%	—
Net Investment Income	(0.71)%	(0.72)%†	(0.74)%	(0.74)%	—
Portfolio turnover(d)	—	—	—	—	—

*	The Fund commenced operations on September 30, 2020.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer20 Oct ETF
	For the	For the	For the	For the	For the
	Year Ended	Period Ended	Year Ended	Year Ended	Period Ended
	October 31,	October 31,	September 30,	September 30,	September 30,
	2023	2022+	2022	2021	2020*
NET ASSET VALUE, Beginning of Period	$27.46	$26.69	$26.89	$25.00	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.21)	(0.02)	(0.20)	(0.19)	—
Net realized and unrealized gain (loss)	3.52	0.79	—	2.08	—
Total income (loss) from operations	3.31	0.77	(0.20)	1.89	—
NET ASSET VALUE, End of Period	$30.77	$27.46	$26.69	$26.89	$25.00
MARKET PRICE, End of Period	$30.85	$27.52	$26.75	$26.92	—
NET ASSET VALUE, Total Return(b)	12.04%	2.90%	(0.75)%	7.57%	—
MARKET PRICE, Total Return(c)	12.09%	2.91%	(0.65)%	7.68%	—
Net assets, End of Period ($ thousands)	$129,219	$155,835	$87,396	$30,922	$24,998
Ratios of Average Net Assets
Net Expenses	0.74%	0.74%†	0.74%	0.74%	—
Net Investment Income	(0.71)%	(0.72)%†	(0.74)%	(0.74)%	—
Portfolio turnover(d)	—	—	—	—	—

*	The Fund commenced operations on September 30, 2020.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Financial Highlights (continued)

	AllianzIM U.S. Large Cap		AllianzIM U.S. Large Cap
	Buffer10 Nov ETF		Buffer20 Nov ETF
	For the	For the	For the	For the
	Year Ended	Period Ended	Year Ended	Period Ended
	October 31,	October 31,	October 31,	October 31,
	2023	2022*	2023	2022*
NET ASSET VALUE, Beginning of Period	$24.99	$25.00	$24.99	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.19)	—	(0.19)	—
Net realized and unrealized gain (loss)	2.05	(0.01)	2.05	(0.01)
Total income (loss) from operations	1.86	(0.01)	1.86	(0.01)
NET ASSET VALUE, End of Period	$26.85	$24.99	$26.85	$24.99
MARKET PRICE, End of Period	$26.91	—	$26.89	—
NET ASSET VALUE, Total Return(b)	7.43%	(0.04)%	7.46%	(0.04)%
MARKET PRICE, Total Return(c)	7.64%	—	7.57%	—
Net assets, End of Period ($ thousands)	$9,396	$4,998	$19,469	$4,998
Ratios of Average Net Assets
Net Expenses	0.74%	—	0.74%	—
Net Investment Income	(0.71)%	—	(0.71)%	—
Portfolio turnover(d)	—	—	—	—

*	The Fund commenced operations on October 31, 2022.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Financial Highlights (continued)

	AllianzIM U.S.	AllianzIM U.S.
	Large Cap	Large Cap
	Buffer10 Dec	Buffer20 Dec
	ETF	ETF
	For the	For the
	Period Ended	Period Ended
	October 31,	October 31,
	2023*	2023*
NET ASSET VALUE, Beginning of Period	$25.00	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.17)	(0.17)
Net realized and unrealized gain (loss)	0.81	0.83
Total income (loss) from operations	0.64	0.66
NET ASSET VALUE, End of Period	$25.64	$25.66
MARKET PRICE, End of Period	$25.66	$25.70
NET ASSET VALUE, Total Return(b)	2.57%	2.64%
MARKET PRICE, Total Return(c)	2.65%	2.80%
Net assets, End of Period ($ thousands)	$19,232	$74,413
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%†
Net Investment Income	(0.71)%†	(0.71)%†
Portfolio turnover(d)	—	—

*	The Fund commenced operations on November 30, 2022.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Financial Highlights (continued)

	AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
	For the	For the	For the
	Year Ended	Period Ended	Period Ended
	October 31,	October 31,	September 30,
	2023	2022+	2022*
NET ASSET VALUE, Beginning of Period	$22.90	$21.89	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.17)	(0.01)	(0.13)
Net realized and unrealized gain (loss)	1.64	1.02	(2.98)
Total income (loss) from operations	1.47	1.01	(3.11)
NET ASSET VALUE, End of Period	$24.37	$22.90	$21.89
MARKET PRICE, End of Period	$24.46	$22.90	$21.88
NET ASSET VALUE, Total Return(b)	6.43%	4.61%	(12.43)%
MARKET PRICE, Total Return(c)	6.79%	4.70%	(12.50)%
Net assets, End of Period ($ thousands)	$116,384	$26,909	$25,177
Ratios of Average Net Assets
Net Expenses	0.74%	0.74%†	0.74%†
Net Investment Income	(0.71)%	(0.74)%†	(0.74)%†
Portfolio turnover(d)	—	—	—

*	The Fund commenced operations on December 31, 2021.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Financial Highlights (continued)

	AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
	For the	For the	For the	For the
	Year Ended	Period Ended	Year Ended	Period Ended
	October 31,	October 31,	September 30,	September 30,
	2023	2022+	2022	2021*
NET ASSET VALUE, Beginning of Period	$24.23	$23.26	$25.00	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.19)	(0.01)	(0.19)	—
Net realized and unrealized gain (loss)	2.95	0.98	(1.55)	—**
Total income (loss) from operations	2.76	0.97	(1.74)	—
NET ASSET VALUE, End of Period	$26.99	$24.23	$23.26	$25.00
MARKET PRICE, End of Period	$27.03	$24.24	$23.32	—
NET ASSET VALUE, Total Return(b)	11.41%	4.16%	(6.96)%	—
MARKET PRICE, Total Return(c)	11.51%	3.94%	(6.70)%	—
Net assets, End of Period ($ thousands)	$42,513	$33,918	$26,748	$14,998
Ratios of Average Net Assets
Net Expenses	0.74%	0.74%†	0.74%	—
Net Investment Income	(0.71)%	(0.72)%†	(0.74)%	—
Portfolio turnover(d)	—	—	—	—

*	The Fund commenced operations on September 30, 2021.
**	Rounds to less than $0.005.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

October 31, 2023

NOTE 1 – ORGANIZATION

The AIM ETF Products Trust (the “Trust”) is a Delaware statutory trust organized on December 17, 2019. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers shares of twenty-six separate series: AllianzIM U.S. Large Cap Buffer10 Jan ETF, AllianzIM U.S. Large Cap Buffer20 Jan ETF, AllianzIM U.S. Large Cap Buffer10 Feb ETF, AllianzIM U.S. Large Cap Buffer20 Feb ETF, AllianzIM U.S. Large Cap Buffer10 Mar ETF , AllianzIM U.S. Large Cap Buffer20 Mar ETF, AllianzIM U.S. Large Cap Buffer10 Apr ETF, AllianzIM U.S. Large Cap Buffer20 Apr ETF, AllianzIM U.S. Large Cap Buffer10 May ETF, AllianzIM U.S. Large Cap Buffer20 May ETF, AllianzIM U.S. Large Cap Buffer10 Jun ETF, AllianzIM U.S. Large Cap Buffer20 Jun ETF, AllianzIM U.S. Large Cap Buffer10 Jul ETF, AllianzIM U.S. Large Cap Buffer20 Jul ETF, AllianzIM U.S. Large Cap Buffer10 Aug ETF, AllianzIM U.S. Large Cap Buffer20 Aug ETF, AllianzIM U.S. Large Cap Buffer10 Sep ETF, AllianzIM U.S. Large Cap Buffer20 Sep ETF, AllianzIM U.S. Large Cap Buffer10 Oct ETF, AllianzIM U.S. Large Cap Buffer20 Oct ETF, AllianzIM U.S. Large Cap Buffer10 Nov ETF, AllianzIM U.S. Large Cap Buffer20 Nov ETF, AllianzIM U.S. Large Cap Buffer10 Dec ETF, AllianzIM U.S. Large Cap Buffer20 Dec ETF, AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF and AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF (each, a “Fund” and collectively, the “Funds”). AllianzIM U.S. Large Cap Buffer10 Dec ETF and AllianzIM U.S. Large Cap Buffer20 Dec ETF commenced operations on November 30, 2022. AllianzIM U.S. Large Cap Buffer10 Feb ETF and AllianzIM U.S. Large Cap Buffer20 Feb ETF commenced operations on January 31, 2023. AllianzIM U.S. Large Cap Buffer10 Mar ETF and AllianzIM U.S. Large Cap Buffer20 Mar ETF commenced operations on February 28, 2023. AllianzIM U.S. Large Cap Buffer10 May ETF and AllianzIM U.S. Large Cap Buffer20 May ETF commenced operations on April 28, 2023. AllianzIM U.S. Large Cap Buffer10 Jun ETF and AllianzIM U.S. Large Cap Buffer20 Jun ETF commenced operations on May 31, 2023. AllianzIM U.S. Large Cap Buffer10 Aug ETF and AllianzIM U.S. Large Cap Buffer20 Aug ETF commenced operations on July 31, 2023. AllianzIM U.S. Large Cap Buffer10 Sep ETF and AllianzIM U.S. Large Cap Buffer20 Sep ETF commenced operations on August 31, 2023. Each Fund is a non-diversified series of the Trust. The Funds’ investment adviser is Allianz Investment Management LLC (the “Adviser”). The Funds’ distributor is Foreside Fund Services, LLC (the “Distributor”).

Effective January 1, 2023, the investment objectives and investment strategies of AllianzIM U.S. Large Cap Buffer10 Jan ETF, AllianzIM U.S. Large Cap Buffer20 Jan ETF and AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF were revised to change the underlying reference asset of the FLexible EXchange® Options (“FLEX Options”) in which the Funds invest from the S&P 500® Price Return IndexSM (the “S&P 500 Price Index”) to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).

Effective April 1, 2023, the investment objectives and investment strategies of AllianzIM U.S. Large Cap Buffer10 Apr ETF and AllianzIM U.S. Large Cap Buffer20 Apr ETF were revised to change the underlying reference asset of the FLEX Options in which the Funds invest from the S&P 500 Price Index to the Underlying ETF.

Effective July 1, 2023, the investment objectives and investment strategies of AllianzIM U.S. Large Cap Buffer10 Jul ETF and AllianzIM U.S. Large Cap Buffer20 Jul ETF were revised to change the underlying reference asset of the FLEX Options in which the Funds invest from the S&P 500 Price Index to the Underlying ETF.

AllianzIM U.S. Large Cap Buffer10 Jan ETF, AllianzIM U.S. Large Cap Buffer10 Feb ETF, AllianzIM U.S. Large Cap Buffer10 Mar ETF, AllianzIM U.S. Large Cap Buffer10 Apr ETF, AllianzIM U.S. Large Cap Buffer10 May ETF, AllianzIM U.S. Large Cap Buffer10 Jun ETF, AllianzIM U.S. Large Cap Buffer10 Jul ETF, AllianzIM U.S. Large Cap Buffer10 Aug ETF, AllianzIM U.S. Large Cap Buffer10 Sep ETF, AllianzIM U.S. Large Cap Buffer10 Oct ETF, AllianzIM U.S. Large Cap Buffer10 Nov ETF, AllianzIM U.S. Large Cap Buffer10 Dec ETF, AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF and AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF seek to match, at the end of the current Outcome Period (as defined in such Fund’s prospectus), the share price returns of the Underlying ETF, up to a specified upside Cap, while providing a Buffer against the first 10% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses.

AllianzIM U.S. Large Cap Buffer20 Jan ETF, AllianzIM U.S. Large Cap Buffer20 Feb ETF, AllianzIM U.S. Large Cap Buffer20 Mar ETF, AllianzIM U.S. Large Cap Buffer20 Apr ETF, AllianzIM U.S. Large Cap Buffer20 May ETF, AllianzIM U.S. Large Cap Buffer20 Jun ETF, AllianzIM U.S. Large Cap Buffer20 Jul ETF, AllianzIM U.S. Large Cap Buffer20 Aug ETF, AllianzIM U.S. Large Cap Buffer20 Sep ETF, AllianzIM U.S. Large Cap Buffer20 Oct ETF, AllianzIM U.S. Large Cap Buffer20 Nov ETF and AllianzIM U.S. Large Cap Buffer20 Dec ETF seek to match, at the end of the current Outcome Period (as defined in such

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

October 31, 2023 (continued)

Fund’s prospectus), the share price returns of the Underlying ETF, up to a specified upside Cap, while providing a Buffer against the first 20% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses.

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. The Funds that invest in FLEX Options on the Underlying ETF will not receive or benefit from any dividend payments made by the Underlying ETF.

Each Fund is a separate series of the Trust, and each share of a Fund represents an equal proportionate interest in the Fund. All consideration received by the Trust for a Fund’s shares and all assets of a Fund belong solely to that Fund and would be subject to liabilities related thereto.

The net asset value (“NAV”) is determined as of the close of trading (normally 4:00 p.m., Eastern Time) on each day the New York Stock Exchange (“NYSE” or “Exchange”) is open for business. NAV is calculated for each Fund by taking the value of the Fund’s total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of shares outstanding. The result, rounded to the nearest cent, is the NAV per share.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require the use of estimates and assumptions to be made by management. These may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

a. Basis of Presentation

The financial statements have been prepared in conformity with GAAP as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”). Each Fund is an investment company and follows the accounting and reporting guidance in FASB Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

b. Investment Valuation

The Funds’ investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Funds’ assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and written by the Funds generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Funds place excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Funds. These are classified as short-term investments in the Funds’ Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

October 31, 2023 (continued)

”significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the

Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets

•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following tables summarize the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of October 31, 2023:

AllianzIM U.S. Large Cap Buffer10 Jan ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$22,062,386	$—	$22,062,386
Option Purchased - Puts	—	131,599	—	131,599
Short-Term Investments
Time Deposits	166,280	—	—	166,280
Total Assets	$166,280	$22,193,985	$—	$22,360,265
Liabilities
Call Options Written	$—	$(5,687)	$—	$(5,687)
Put Options Written	—	(33,792)	—	(33,792)
Total Liabilities	$—	$(39,479)	$—	$(39,479)

AllianzIM U.S. Large Cap Buffer20 Jan ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$97,577,456	$—	$97,577,456
Option Purchased - Puts	583,414	—	—	583,414
Short-Term Investments
Time Deposits	692,148	—	—	692,148
Total Assets	$1,275,562	$97,577,456	$—	$98,853,018
Liabilities
Call Options Written	$—	$(490,186)	$—	$(490,186)
Put Options Written	—	(69,348)	—	(69,348)
Total Liabilities	$—	$(559,534)	$—	$(559,534)

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Notes to Financial Statements

October 31, 2023 (continued)

AllianzIM U.S. Large Cap Buffer10 Feb ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$28,581,780	$—	$28,581,780
Option Purchased - Puts	—	582,802	—	582,802
Short-Term Investments
Time Deposits	196,934	—	—	196,934
Total Assets	$196,934	$29,164,582	$—	$29,361,516
Liabilities
Call Options Written	$—	$(10,006)	$—	$(10,006)
Put Options Written	—	(169,547)	—	(169,547)
Total Liabilities	$—	$(179,553)	$—	$(179,553)

AllianzIM U.S. Large Cap Buffer20 Feb ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$48,956,032	$—	$—	$48,956,032
Option Purchased - Puts	986,272	—	—	986,272
Short-Term Investments
Time Deposits	323,644	—	—	323,644
Total Assets	$50,265,948	$—	$—	$50,265,948
Liabilities
Call Options Written	$(124,320)	$—	$—	$(124,320)
Put Options Written	(104,192)	—	—	(104,192)
Total Liabilities	$(228,512)	$—	$—	$(228,512)

AllianzIM U.S. Large Cap Buffer10 Mar ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$7,809,796	$—	$7,809,796
Option Purchased - Puts	—	143,719	—	143,719
Short-Term Investments
Time Deposits	63,074	—	—	63,074
Total Assets	$63,074	$7,953,515	$—	$8,016,589
Liabilities
Call Options Written	$—	$(11,744)	$—	$(11,744)
Put Options Written	—	(51,911)	—	(51,911)
Total Liabilities	$—	$(63,655)	$—	$(63,655)

AllianzIM U.S. Large Cap Buffer20 Mar ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$25,410,423	$—	$25,410,423
Option Purchased - Puts	—	468,636	—	468,636
Short-Term Investments
Time Deposits	193,190	—	—	193,190
Total Assets	$193,190	$25,879,059	$—	$26,072,249
Liabilities
Call Options Written	$—	$(231,707)	$—	$(231,707)
Put Options Written	—	(70,965)	—	(70,965)
Total Liabilities	$—	$(302,672)	$—	$(302,672)

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

October 31, 2023 (continued)

AllianzIM U.S. Large Cap Buffer10 Apr ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$27,497,899	$—	$27,497,899
Option Purchased - Puts	—	832,869	—	832,869
Short-Term Investments
Time Deposits	207,789	—	—	207,789
Total Assets	$207,789	$28,330,768	$—	$28,538,557
Liabilities
Call Options Written	$—	$(38,624)	$—	$(38,624)
Put Options Written	—	(322,530)	—	(322,530)
Total Liabilities	$—	$(361,154)	$—	$(361,154)

AllianzIM U.S. Large Cap Buffer20 Apr ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$126,665,987	$—	$—	$126,665,987
Option Purchased - Puts	3,767,498	—	—	3,767,498
Short-Term Investments
Time Deposits	951,565	—	—	951,565
Total Assets	$131,385,050	$—	$—	$131,385,050
Liabilities
Call Options Written	$(958,776)	$—	$—	$(958,776)
Put Options Written	(614,600)	—	—	(614,600)
Total Liabilities	$(1,573,376)	$—	$—	$(1,573,376)

AllianzIM U.S. Large Cap Buffer10 May ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$42,064,179	$—	$—	$42,064,179
Option Purchased - Puts	1,609,096	—	—	1,609,096
Short-Term Investments
Time Deposits	330,334	—	—	330,334
Total Assets	$44,003,609	$—	$—	$44,003,609
Liabilities
Call Options Written	$(58,197)	$—	$—	$(58,197)
Put Options Written	(667,734)	—	—	(667,734)
Total Liabilities	$(725,931)	$—	$—	$(725,931)

AllianzIM U.S. Large Cap Buffer20 May ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$76,058,524	$—	$76,058,524
Option Purchased - Puts	—	2,902,395	—	2,902,395
Short-Term Investments
Time Deposits	583,830	—	—	583,830
Total Assets	$583,830	$78,960,919	$—	$79,544,749
Liabilities
Call Options Written	$—	$(537,971)	$—	$(537,971)
Put Options Written	—	(526,274)	—	(526,274)
Total Liabilities	$—	$(1,064,245)	$—	$(1,064,245)

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

October 31, 2023 (continued)

AllianzIM U.S. Large Cap Buffer10 Jun ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$28,322,985	$—	$28,322,985
Option Purchased - Puts	—	1,191,561	—	1,191,561
Short-Term Investments
Time Deposits	198,998	—	—	198,998
Total Assets	$198,998	$29,514,546	$—	$29,713,544
Liabilities
Call Options Written	$—	$(59,306)	$—	$(59,306)
Put Options Written	—	(532,484)	—	(532,484)
Total Liabilities	$—	$(591,790)	$—	$(591,790)

AllianzIM U.S. Large Cap Buffer20 Jun ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$65,243,799	$—	$65,243,799
Option Purchased - Puts	—	2,749,214	—	2,749,214
Short-Term Investments
Time Deposits	504,860	—	—	504,860
Total Assets	$504,860	$67,993,013	$—	$68,497,873
Liabilities
Call Options Written	$—	$(578,731)	$—	$(578,731)
Put Options Written	—	(558,047)	—	(558,047)
Total Liabilities	$—	$(1,136,778)	$—	$(1,136,778)

AllianzIM U.S. Large Cap Buffer10 Jul ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$85,245,834	$—	$85,245,834
Option Purchased - Puts	—	6,057,479	—	6,057,479
Short-Term Investments
Time Deposits	677,296	—	—	677,296
Total Assets	$677,296	$91,303,313	$—	$91,980,609
Liabilities
Call Options Written	$—	$(81,242)	$—	$(81,242)
Put Options Written	—	(2,804,106)	—	(2,804,106)
Total Liabilities	$—	$(2,885,348)	$—	$(2,885,348)

AllianzIM U.S. Large Cap Buffer20 Jul ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$200,376,516	$—	$200,376,516
Option Purchased - Puts	—	14,258,908	—	14,258,908
Short-Term Investments
Time Deposits	1,635,632	—	—	1,635,632
Total Assets	$1,635,632	$214,635,424	$—	$216,271,056
Liabilities
Call Options Written	$—	$(545,409)	$—	$(545,409)
Put Options Written	—	(2,945,865)	—	(2,945,865)
Total Liabilities	$—	$(3,491,274)	$—	$(3,491,274)

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

October 31, 2023 (continued)

AllianzIM U.S. Large Cap Buffer10 Aug ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$53,129,893	$—	$53,129,893
Option Purchased - Puts	—	4,806,449	—	4,806,449
Short-Term Investments
Time Deposits	425,627	—	—	425,627
Total Assets	$425,627	$57,936,342	$—	$58,361,969
Liabilities
Call Options Written	$—	$(41,439)	$—	$(41,439)
Put Options Written	—	(2,329,866)	—	(2,329,866)
Total Liabilities	$—	$(2,371,305)	$—	$(2,371,305)

AllianzIM U.S. Large Cap Buffer20 Aug ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$144,793,105	$—	$144,793,105
Option Purchased - Puts	—	13,120,223	—	13,120,223
Short-Term Investments
Time Deposits	1,220,977	—	—	1,220,977
Total Assets	$1,220,977	$157,913,328	$—	$159,134,305
Liabilities
Call Options Written	$—	$(284,850)	$—	$(284,850)
Put Options Written	—	(2,906,194)	—	(2,906,194)
Total Liabilities	$—	$(3,191,044)	$—	$(3,191,044)

AllianzIM U.S. Large Cap Buffer10 Sep ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$12,501,181	$—	$12,501,181
Option Purchased - Puts	—	1,017,047	—	1,017,047
Short-Term Investments
Time Deposits	105,247	—	—	105,247
Total Assets	$105,247	$13,518,228	$—	$13,623,475
Liabilities
Call Options Written	$—	$(17,632)	$—	$(17,632)
Put Options Written	—	(514,321)	—	(514,321)
Total Liabilities	$—	$(531,953)	$—	$(531,953)

AllianzIM U.S. Large Cap Buffer20 Sep ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$29,548,542	$—	$29,548,542
Option Purchased - Puts	—	2,407,743	—	2,407,743
Short-Term Investments
Time Deposits	248,197	—	—	248,197
Total Assets	$248,197	$31,956,285	$—	$32,204,482
Liabilities
Call Options Written	$—	$(113,428)	$—	$(113,428)
Put Options Written	—	(583,620)	—	(583,620)
Total Liabilities	$—	$(697,048)	$—	$(697,048)

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Notes to Financial Statements

October 31, 2023 (continued)

AllianzIM U.S. Large Cap Buffer10 Oct ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$35,487,388	$—	$35,487,388
Option Purchased - Puts	—	2,178,418	—	2,178,418
Short-Term Investments
Time Deposits	283,212	—	—	283,212
Total Assets	$283,212	$37,665,806	$—	$37,949,018
Liabilities
Call Options Written	$—	$(175,851)	$—	$(175,851)
Put Options Written	—	(1,146,810)	—	(1,146,810)
Total Liabilities	$—	$(1,322,661)	$—	$(1,322,661)

AllianzIM U.S. Large Cap Buffer20 Oct ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$124,456,911	$—	$124,456,911
Option Purchased - Puts	—	7,649,566	—	7,649,566
Short-Term Investments
Time Deposits	966,284	—	—	966,284
Total Assets	$966,284	$132,106,477	$—	$133,072,761
Liabilities
Call Options Written	$—	$(1,712,580)	$—	$(1,712,580)
Put Options Written	—	(2,067,671)	—	(2,067,671)
Total Liabilities	$—	$(3,780,251)	$—	$(3,780,251)

AllianzIM U.S. Large Cap Buffer10 Nov ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$9,207,900	$—	$—	$9,207,900
Option Purchased - Puts	517,950	—	—	517,950
Short-Term Investments
Time Deposits	80,721	—	—	80,721
Total Assets	$9,806,571	$—	$—	$9,806,571
Liabilities
Call Options Written	$(105,075)	$—	$—	$(105,075)
Put Options Written	(280,800)	—	—	(280,800)
Total Liabilities	$(385,875)	$—	$—	$(385,875)

AllianzIM U.S. Large Cap Buffer20 Nov ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$19,068,720	$—	$—	$19,068,720
Option Purchased - Puts	1,074,596	—	—	1,074,596
Short-Term Investments
Time Deposits	145,672	—	—	145,672
Total Assets	$20,288,988	$—	$—	$20,288,988
Liabilities
Call Options Written	$(490,232)	$—	$—	$(490,232)
Put Options Written	(310,822)	—	—	(310,822)
Total Liabilities	$(801,054)	$—	$—	$(801,054)

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

October 31, 2023 (continued)

AllianzIM U.S. Large Cap Buffer10 Dec ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$19,077,092	$—	$19,077,092
Option Purchased - Puts	—	177,896	—	177,896
Short-Term Investments
Time Deposits	130,145	—	—	130,145
Total Assets	$130,145	$19,254,988	$—	$19,385,133
Liabilities
Call Options Written	$—	$(386)	$—	$(386)
Put Options Written	—	(19,597)	—	(19,597)
Total Liabilities	$—	$(19,983)	$—	$(19,983)

AllianzIM U.S. Large Cap Buffer20 Dec ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$73,854,436	$—	$73,854,436
Option Purchased - Puts	—	692,008	—	692,008
Short-Term Investments
Time Deposits	554,555	—	—	554,555
Total Assets	$554,555	$74,546,444	$—	$75,100,999
Liabilities
Call Options Written	$—	$(4,577)	$—	$(4,577)
Put Options Written	—	(25,433)	—	(25,433)
Total Liabilities	$—	$(30,010)	$—	$(30,010)

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$110,357,986	$—	$110,357,986
Option Purchased - Puts	—	6,688,262	—	6,688,262
Short-Term Investments
Time Deposits	897,281	—	—	897,281
Total Assets	$897,281	$117,046,248	$—	$117,943,529
Liabilities
Call Options Written	$—	$(19,012)	$—	$(19,012)
Put Options Written	—	(1,283,146)	—	(1,283,146)
Total Liabilities	$—	$(1,302,158)	$—	$(1,302,158)

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$41,275,406	$—	$41,275,406
Option Purchased - Puts	—	1,880,033	—	1,880,033
Short-Term Investments
Time Deposits	322,140	—	—	322,140
Total Assets	$322,140	$43,155,439	$—	$43,477,579
Liabilities
Call Options Written	$—	$(230,008)	$—	$(230,008)
Put Options Written	—	(709,251)	—	(709,251)
Total Liabilities	$—	$(939,259)	$—	$(939,259)

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

October 31, 2023 (continued)

c. Derivatives

FLEX Options - Each Fund intends to invest substantially all of its assets in FLEX Options on the Underlying ETF (as described above). FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (‘‘OCC’’), a market clearinghouse.

Options on ETF - The FLEX Options in which each Fund invests are both purchased and written put and call options on the Underlying ETF. The Funds may also invest in other types of options. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a particular asset at a specified future date at an agreed upon price.

The Funds purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right, but not the obligation, to sell an asset (or, in the case of certain put options, to receive a cash settlement equal to the amount by which the strike price of the option exceeds the value of the asset, times a specified multiple) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or, in the case of an certain put options, to deliver a cash settlement equal to the amount by which the strike price of the option exceeds the value of the asset, times a specified multiple) at a certain defined price. Call options give the holder (i.e., the buyer) the right, but not the obligation, to buy an asset (or, in the case of certain call options, to receive a cash settlement equal to the amount by which the value of the asset exceeds the strike price of the option, times a specified multiple) and the seller (i.e., the writer) the obligation to sell the asset (or, in the case of certain call options, to deliver a cash settlement equal to the amount by which the value of the asset exceeds the strike price of the option, times a specified multiple) at a certain defined price.

d. Summary of Derivatives Information

The following tables present the value of derivatives held as of October 31, 2023, by the primary underlying risk exposure and respective location in the Statements of Assets and Liabilities:

AllianzIM U.S. Large Cap Buffer10 Jan ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$22,193,985	$—
Gross Liabilities:
Equity contracts	$—	$(39,479)
AllianzIM U.S. Large Cap Buffer20 Jan ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$98,160,870	$—
Gross Liabilities:
Equity contracts	$—	$(559,534)
AllianzIM U.S. Large Cap Buffer10 Feb ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$29,164,582	$—
Gross Liabilities:
Equity contracts	$—	$(179,553)

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

October 31, 2023 (continued)

AllianzIM U.S. Large Cap Buffer20 Feb ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$49,942,304	$—
Gross Liabilities:
Equity contracts	$—	$(228,512)
AllianzIM U.S. Large Cap Buffer10 Mar ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$7,953,515	$—
Gross Liabilities:
Equity contracts	$—	$(63,655)
AllianzIM U.S. Large Cap Buffer20 Mar ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$25,879,059	$—
Gross Liabilities:
Equity contracts	$—	$(302,672)
AllianzIM U.S. Large Cap Buffer10 Apr ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$28,330,768	$—
Gross Liabilities:
Equity contracts	$—	$(361,154)
AllianzIM U.S. Large Cap Buffer20 Apr ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$130,433,485	$—
Gross Liabilities:
Equity contracts	$—	$(1,573,376)
AllianzIM U.S. Large Cap Buffer10 May ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$43,673,275	$—
Gross Liabilities:
Equity contracts	$—	$(725,931)

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

October 31, 2023 (continued)

AllianzIM U.S. Large Cap Buffer20 May ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$78,960,919	$—
Gross Liabilities:
Equity contracts	$—	$(1,064,245)
AllianzIM U.S. Large Cap Buffer10 Jun ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$29,514,546	$—
Gross Liabilities:
Equity contracts	$—	$(591,790)
AllianzIM U.S. Large Cap Buffer20 Jun ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$67,993,013	$—
Gross Liabilities:
Equity contracts	$—	$(1,136,778)
AllianzIM U.S. Large Cap Buffer10 Jul ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$91,303,313	$—
Gross Liabilities:
Equity contracts	$—	$(2,885,348)
AllianzIM U.S. Large Cap Buffer20 Jul ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$214,635,424	$—
Gross Liabilities:
Equity contracts	$—	$(3,491,274)
AllianzIM U.S. Large Cap Buffer10 Aug ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$57,936,342	$—
Gross Liabilities:
Equity contracts	$—	$(2,371,305)

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

October 31, 2023 (continued)

AllianzIM U.S. Large Cap Buffer20 Aug ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$157,913,328	$—
Gross Liabilities:
Equity contracts	$—	$(3,191,044)
AllianzIM U.S. Large Cap Buffer10 Sep ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$13,518,228	$—
Gross Liabilities:
Equity contracts	$—	$(531,953)
AllianzIM U.S. Large Cap Buffer20 Sep ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$31,956,285	$—
Gross Liabilities:
Equity contracts	$—	$(697,048)
AllianzIM U.S. Large Cap Buffer10 Oct ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$37,665,806	$—
Gross Liabilities:
Equity contracts	$—	$(1,322,661)
AllianzIM U.S. Large Cap Buffer20 Oct ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$132,106,477	$—
Gross Liabilities:
Equity contracts	$—	$(3,780,251)
AllianzIM U.S. Large Cap Buffer10 Nov ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$9,725,850	$—
Gross Liabilities:
Equity contracts	$—	$(385,875)

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

October 31, 2023 (continued)

AllianzIM U.S. Large Cap Buffer20 Nov ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$20,143,316	$—
Gross Liabilities:
Equity contracts	$—	$(801,054)
AllianzIM U.S. Large Cap Buffer10 Dec ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$19,254,988	$—
Gross Liabilities:
Equity contracts	$—	$(19,983)
AllianzIM U.S. Large Cap Buffer20 Dec ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$74,546,444	$—
Gross Liabilities:
Equity contracts	$—	$(30,010)
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$117,046,248	$—
Gross Liabilities:
Equity contracts	$—	$(1,302,158)
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$43,155,439	$—
Gross Liabilities:
Equity contracts	$—	$(939,259)

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

October 31, 2023 (continued)

The following tables present the effect of derivatives in the Statements of Operations for the year or period ended October 31, 2023, by primary underlying risk exposure:

AllianzIM U.S. Large Cap Buffer10 Jan ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(15,605,619)	$(278,025)
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$21,618,242	$3,017,835

AllianzIM U.S. Large Cap Buffer20 Jan ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(19,874,969)	$1,678,485
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$23,376,619	$3,997,786

AllianzIM U.S. Large Cap Buffer10 Feb ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$1,129,094	$132,755
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(808,293)	$994,692

AllianzIM U.S. Large Cap Buffer20 Feb ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$2,805,051	$(244,601)
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(1,467,549)	$1,929,629

AllianzIM U.S. Large Cap Buffer10 Mar ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$541,230	$2,716
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(280,024)	$285,980

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

October 31, 2023 (continued)

AllianzIM U.S. Large Cap Buffer20 Mar ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$166,786	$(37,531)
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$552,144	$840,904

AllianzIM U.S. Large Cap Buffer10 Apr ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(4,649,258)	$1,369,607
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$5,262,724	$1,207,430

AllianzIM U.S. Large Cap Buffer20 Apr ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(12,049,408)	$3,040,885
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$12,854,910	$3,933,374

AllianzIM U.S. Large Cap Buffer10 May ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(64,602)	$(8,667)
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(124,944)	$1,127,402

AllianzIM U.S. Large Cap Buffer20 May ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$384,363	$(338,097)
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$45,825	$2,148,877

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

October 31, 2023 (continued)

AllianzIM U.S. Large Cap Buffer10 Jun ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$—	$—
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(591,641)	$458,184

AllianzIM U.S. Large Cap Buffer20 Jun ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$5,942	$(37,542)
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(1,556,139)	$1,872,055

AllianzIM U.S. Large Cap Buffer10 Jul ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(4,586,498)	$3,303,173
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$4,491,301	$81,023

AllianzIM U.S. Large Cap Buffer20 Jul ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(8,851,813)	$5,188,828
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$8,807,080	$4,819,022

AllianzIM U.S. Large Cap Buffer10 Aug ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$—	$—
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(2,187,892)	$(299,547)

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

October 31, 2023 (continued)

AllianzIM U.S. Large Cap Buffer20 Aug ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(84,802)	$(7,635)
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(5,753,776)	$1,636,005

AllianzIM U.S. Large Cap Buffer10 Sep ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(200,525)	$(54,400)
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(288,128)	$(20,597)

AllianzIM U.S. Large Cap Buffer20 Sep ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(353,319)	$(66,291)
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(639,682)	$302,328

AllianzIM U.S. Large Cap Buffer10 Oct ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$6,032,138	$3,913,188
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(3,097,565)	$3,962

AllianzIM U.S. Large Cap Buffer20 Oct ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$16,591,187	$4,374,422
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(7,811,493)	$3,417,211

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

October 31, 2023 (continued)

AllianzIM U.S. Large Cap Buffer10 Nov ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$589,027	$905,451
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(739)	$(739)

AllianzIM U.S. Large Cap Buffer20 Nov ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$1,231,448	$1,775,293
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(2,595)	$(2,594)

AllianzIM U.S. Large Cap Buffer10 Dec ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$1,425,174	$659,366
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(713,453)	$574,114

AllianzIM U.S. Large Cap Buffer20 Dec ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$6,545,457	$1,328,993
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(2,345,795)	$2,923,853

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$715,921	$809,775
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(1,679,429)	$1,874,618

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

October 31, 2023 (continued)

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$3,099,338	$3,204,063
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(1,852,319)	$409,967

Derivatives Volume

The tables below disclose the monthly average contract volume of the Funds’ options contracts during the year or period ended October 31, 2023:

	AllianzIM U.S. Large Cap Buffer10 Jan ETF	AllianzIM U.S. Large Cap Buffer20 Jan ETF	AllianzIM U.S. Large Cap Buffer10 Feb ETF(1)	AllianzIM U.S. Large Cap Buffer20 Feb ETF(1)	AllianzIM U.S. Large Cap Buffer10 Mar ETF(2)
Purchased Options:
Average Contracts	226	385	132	243	38
Options Written:
Average Contracts	232	389	132	243	38

	AllianzIM U.S. Large Cap Buffer20 Mar ETF(2)	AllianzIM U.S. Large Cap Buffer10 Apr ETF	AllianzIM U.S. Large Cap Buffer20 Apr ETF	AllianzIM U.S. Large Cap Buffer10 May ETF(3)	AllianzIM U.S. Large Cap Buffer20 May ETF(3)
Purchased Options:
Average Contracts	120	102	413	166	331
Options Written:
Average Contracts	120	104	424	166	331

	AllianzIM U.S. Large Cap Buffer10 Jun ETF(4)	AllianzIM U.S. Large Cap Buffer20 Jun ETF(4)	AllianzIM U.S. Large Cap Buffer10 Jul ETF	AllianzIM U.S. Large Cap Buffer20 Jul ETF	AllianzIM U.S. Large Cap Buffer10 Aug ETF(5)
Purchased Options:
Average Contracts	126	316	192	398	188
Options Written:
Average Contracts	126	316	211	424	188

(1)	Positions were opened for the period January 31, 2023 (commencement of operations) through October 31, 2023.

(2)	Positions were opened for the period February 28, 2023 (commencement of operations) through October 31, 2023.

(3)	Positions were opened for the period April 28, 2023 (commencement of operations) through October 31, 2023.

(4)	Positions were opened for the period May 31, 2023 (commencement of operations) through October 31, 2023.

(5)	Positions were opened for the period July 31, 2023 (commencement of operations) through October 31, 2023.

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

October 31, 2023 (continued)

	AllianzIM U.S. Large Cap Buffer20 Aug ETF(1)	AllianzIM U.S. Large Cap Buffer10 Sep ETF(2)	AllianzIM U.S. Large Cap Buffer20 Sep ETF(2)	AllianzIM U.S. Large Cap Buffer10 Oct ETF	AllianzIM U.S. Large Cap Buffer20 Oct ETF
Purchased Options:
Average Contracts	509	58	130	271	682
Options Written:
Average Contracts	509	58	130	271	682

	AllianzIM U.S. Large Cap Buffer10 Nov ETF	AllianzIM U.S. Large Cap Buffer20 Nov ETF	AllianzIM U.S. Large Cap Buffer10 Dec ETF(3)	AllianzIM U.S. Large Cap Buffer20 Dec ETF(3)	AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
Purchased Options:
Average Contracts	66	139	92	438	256
Options Written:
Average Contracts	66	139	92	438	257

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
Purchased Options:
Average Contracts	209
Options Written:
Average Contracts	209

(1)	Positions were opened for the period July 31, 2023 (commencement of operations) through October 31, 2023.

(2)	Positions were opened for the period August 31, 2023 (commencement of operations) through October 31, 2023.

(3)	Positions were opened for the period November 30, 2022 (commencement of operations) through October 31, 2023.

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

October 31, 2023 (continued)

e.      Securities Transactions and Net Investment Income

Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when a Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expenses.

f.       Cash Equivalents and Temporary Investments

Each Fund may invest in securities with maturities of less than one year or cash equivalents, including money market funds, or each may hold cash.

g.      Dividend Distributions

Dividends from net investment income, if any, are declared and paid at least annually by the Funds. The Funds distribute net realized capital gains, if any, to shareholders annually.

h.      Reclassification

GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or the NAV per share.

i.       Taxes

It is the Funds’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable net investment income and capital gains, if any, to their shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned. Management has reviewed the tax positions and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions for the tax years ended October 31, 2023, and other open tax years. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year or period ended October 31, 2023, the Funds did not incur any interest or penalties.

NOTE 3 – INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Adviser

The Adviser, located at 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, furnishes investment advisory services to the Funds pursuant to an Investment Advisory Agreement with the Trust on behalf of each Fund (the ‘‘Advisory Agreement’’), subject to the supervision and direction of the Board. The Adviser is registered with the Securities and Exchange Commission (‘‘SEC’’) as an investment adviser under the Investment Advisers Act of 1940, as amended.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee for managing the Funds’ assets at the annual rate listed below. This unitary management fee is designed to pay the Funds’ ordinary operating expenses and to compensate the Adviser for the services it provides to the Funds. Under the Advisory Agreement, the Adviser pays all of the ordinary operating expenses of the Funds, excluding (i) the Funds’ investment advisory fees, (ii) acquired fund fees and expenses, (iii) payments under the Funds’ Rule 12b-1 plan (if any), (iv) brokerage expenses (including any costs incidental to transactions in portfolio securities or other instruments), (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Funds may be a party and indemnification of the Trustees and officers with respect thereto), and (viii) other non-routine or extraordinary expenses (including expenses arising from mergers, acquisitions or similar transactions involving any Fund).

The fee is equal to the 0.74% annual rate of the average daily net assets of each Fund. Investment advisory fees are paid at the end of each outcome period.

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

October 31, 2023 (continued)

Other Funds’ Service Providers

Brown Brothers Harriman & Co. (‘‘BBH’’) is the Funds’ administrator, fund accountant, transfer and dividend agent and custodian. BBH is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds and ETFs.

Foreside Fund Services, LLC (the ‘‘Distributor’’), serves as the distributor of Creation Units of the Funds. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority, Inc. (‘‘FINRA’’).

Foreside Fund Officer Services, LLC provides the Funds with a Principal Financial Officer.

Stradley Ronon Stevens and Young, LLP serves as legal counsel to the Trust.

Cohen & Company, Ltd. serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds and performing tax compliance services.

NOTE 4 – PORTFOLIO SECURITIES

There were no aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for the reporting year or period ended October 31, 2023.

NOTE 5 – PURCHASE AND SALE OF FUND SHARES

The Funds issue and redeem shares at NAV only with Authorized Participants and only in Creation Units (large blocks of 25,000 shares) or multiples thereof, generally in exchange for the deposit or delivery of a basket of instruments (including cash in lieu of any portion of such instruments) and/or an amount of cash that each Fund specifies each day. Except when aggregated in Creation Units, the shares are not redeemable by the Funds.

Individual shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on NYSE Arca, Inc. and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under section 2(a)(9) of the 1940 Act. As of October 31, 2023, Allianz Life Insurance Company North America, the parent company of the Adviser (‘‘Allianz Life’’), owned more than 25% of the outstanding shares of AllianzIM U.S. Large Cap Buffer10 Mar ETF, AllianzIM U.S. Large Cap Buffer10 Sep ETF and AllianzIM U.S. Large Cap Buffer10 Nov ETF.

NOTE 6 – DISTRIBUTIONS AND TAXATION OF THE FUNDS

The Funds intend to elect and qualify each year for treatment as a regulated investment company (‘‘RIC’’) under the Internal Revenue Code of 1986, as amended (the ‘‘Code’’). If the Funds meet certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

The Funds may use the utilization of earnings and profits distributed to shareholders on redemption of shares (in lieu of making some cash distributions) in determining the portion of their income and gains that have been distributed. If the Funds use the utilization of earnings and profits distributed to shareholders on redemption of shares, they will allocate a portion of their undistributed investment company taxable income and net capital gains to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that they distribute in cash. If the IRS determines that the Funds’ allocation is improper and that the Funds have under-distributed their income and gain for any taxable year, the Funds may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Funds fail to satisfy the distribution requirements under the Code as noted above, the Funds will not qualify that year as a RIC.

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

October 31, 2023 (continued)

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. As of October 31, 2023, the following Funds have reclassifications due to permanent book-to-tax differences as a result of net operating losses, redemptions in-kind and the utilization of earnings and profits distributed to shareholders on redemption of shares.

	Paid-in Capital	Total distributable earnings (accumulated loss)
AllianzIM U.S. Large Cap Buffer10 Jan ETF	$4,645,437	$(4,645,437)
AllianzIM U.S. Large Cap Buffer20 Jan ETF	153,325	(153,325)
AllianzIM U.S. Large Cap Buffer10 Feb ETF	1,991,101	(1,991,101)
AllianzIM U.S. Large Cap Buffer20 Feb ETF	4,026,087	(4,026,087)
AllianzIM U.S. Large Cap Buffer10 Mar ETF	869,924	(869,924)
AllianzIM U.S. Large Cap Buffer20 Mar ETF	71,349	(71,349)
AllianzIM U.S. Large Cap Buffer10 Apr ETF	1,368,640	(1,368,640)
AllianzIM U.S. Large Cap Buffer20 Apr ETF	1,968,198	(1,968,198)
AllianzIM U.S. Large Cap Buffer10 May ETF	—	—
AllianzIM U.S. Large Cap Buffer20 May ETF	—	—
AllianzIM U.S. Large Cap Buffer10 Jun ETF	—	—
AllianzIM U.S. Large Cap Buffer20 Jun ETF	—	—
AllianzIM U.S. Large Cap Buffer10 Jul ETF	4,920,495	(4,920,495)
AllianzIM U.S. Large Cap Buffer20 Jul ETF	13,192,557	(13,192,557)
AllianzIM U.S. Large Cap Buffer10 Aug ETF	—	—
AllianzIM U.S. Large Cap Buffer20 Aug ETF	—	—
AllianzIM U.S. Large Cap Buffer10 Sep ETF	83,445	(83,445)
AllianzIM U.S. Large Cap Buffer20 Sep ETF	145,383	(145,383)
AllianzIM U.S. Large Cap Buffer10 Oct ETF	9,100,704	(9,100,704)
AllianzIM U.S. Large Cap Buffer20 Oct ETF	21,489,334	(21,489,334)
AllianzIM U.S. Large Cap Buffer10 Nov ETF	1,556,292	(1,556,292)
AllianzIM U.S. Large Cap Buffer20 Nov ETF	3,856,276	(3,856,276)
AllianzIM U.S. Large Cap Buffer10 Dec ETF	2,499,035	(2,499,035)
AllianzIM U.S. Large Cap Buffer20 Dec ETF	9,169,164	(9,169,164)
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	4,106,529	(4,106,529)
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	7,157,378	(7,157,378)

There were no distributions paid by the Funds during the year or period ended October 31, 2023 or October 31, 2022.

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

October 31, 2023 (continued)

The Funds’ components of distributable earnings (accumulated losses) on a tax basis as of October 31, 2023 were as follows:

	Undistributed Ordinary Income	Late Year Loss Deferrals	Capital Loss Carryforward	Net Unrealized Appreciation (Depreciation) Including Written Options
AllianzIM U.S. Large Cap Buffer10 Jan ETF	$—	$—	$—	$(780,017)
AllianzIM U.S. Large Cap Buffer20 Jan ETF	—	(565,005)	(2,128,070)	7,056,653
AllianzIM U.S. Large Cap Buffer10 Feb ETF	100,657	—	—	(802,516)
AllianzIM U.S. Large Cap Buffer20 Feb ETF	74,491	—	—	(1,365,758)
AllianzIM U.S. Large Cap Buffer10 Mar ETF	—	(19,650)	—	(341,129)
AllianzIM U.S. Large Cap Buffer20 Mar ETF	—	(67,334)	—	1,393,048
AllianzIM U.S. Large Cap Buffer10 Apr ETF	—	—	—	905,302
AllianzIM U.S. Large Cap Buffer20 Apr ETF	—	—	—	4,066,160
AllianzIM U.S. Large Cap Buffer10 May ETF	—	(138,941)	—	927,095
AllianzIM U.S. Large Cap Buffer20 May ETF	—	(168,897)	—	2,119,439
AllianzIM U.S. Large Cap Buffer10 Jun ETF	—	(78,216)	—	(133,457)
AllianzIM U.S. Large Cap Buffer20 Jun ETF	—	(183,844)	—	274,540
AllianzIM U.S. Large Cap Buffer10 Jul ETF	—	—	—	(3,275,095)
AllianzIM U.S. Large Cap Buffer20 Jul ETF	—	—	—	(4,330,591)
AllianzIM U.S. Large Cap Buffer10 Aug ETF	—	(90,846)	—	(2,487,439)
AllianzIM U.S. Large Cap Buffer20 Aug ETF	—	(248,639)	—	(4,210,208)
AllianzIM U.S. Large Cap Buffer10 Sep ETF	—	(10,724)	—	(649,982)
AllianzIM U.S. Large Cap Buffer20 Sep ETF	—	(19,996)	—	(910,923)
AllianzIM U.S. Large Cap Buffer10 Oct ETF	—	(307,372)	(3,247,183)	(550,087)
AllianzIM U.S. Large Cap Buffer20 Oct ETF	—	(744,535)	(1,133,626)	(967,034)
AllianzIM U.S. Large Cap Buffer10 Nov ETF	—	(86,467)	(76,383)	(3,465)
AllianzIM U.S. Large Cap Buffer20 Nov ETF	—	(178,581)	(883,786)	(7,176)
AllianzIM U.S. Large Cap Buffer10 Dec ETF	233,256	—	—	(915,041)
AllianzIM U.S. Large Cap Buffer20 Dec ETF	1,319,659	—	—	(2,666,489)
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	—	(375,170)	(2,192,642)	(2,088,902)
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	—	—	(2,004,566)	(406,801)

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

October 31, 2023 (continued)

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of October 31, 2023 were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AllianzIM U.S. Large Cap Buffer10 Jan ETF	$24,223,446	$20,608	$(1,883,789)	$(1,863,181)
AllianzIM U.S. Large Cap Buffer20 Jan ETF	96,410,541	7,891,187	(5,448,710)	2,442,477
AllianzIM U.S. Large Cap Buffer10 Feb ETF	31,158,724	102,766	(1,899,974)	(1,797,208)
AllianzIM U.S. Large Cap Buffer20 Feb ETF	53,561,335	235,558	(3,530,945)	(3,295,387)
AllianzIM U.S. Large Cap Buffer10 Mar ETF	8,643,698	37,719	(664,828)	(627,109)
AllianzIM U.S. Large Cap Buffer20 Mar ETF	25,520,105	1,570,726	(1,018,582)	552,144
AllianzIM U.S. Large Cap Buffer10 Apr ETF	28,592,455	806,842	(860,740)	(53,898)
AllianzIM U.S. Large Cap Buffer20 Apr ETF	131,780,770	3,677,798	(4,073,518)	(395,720)
AllianzIM U.S. Large Cap Buffer10 May ETF	44,203,916	818,759	(1,019,066)	(200,307)
AllianzIM U.S. Large Cap Buffer20 May ETF	79,574,187	1,690,725	(1,720,163)	(29,438)
AllianzIM U.S. Large Cap Buffer10 Jun ETF	30,305,185	—	(591,641)	(591,641)
AllianzIM U.S. Large Cap Buffer20 Jun ETF	70,095,388	—	(1,597,515)	(1,597,515)
AllianzIM U.S. Large Cap Buffer10 Jul ETF	95,316,869	2,437,055	(5,773,315)	(3,336,260)
AllianzIM U.S. Large Cap Buffer20 Jul ETF	225,633,586	4,504,184	(13,866,714)	(9,362,530)
AllianzIM U.S. Large Cap Buffer10 Aug ETF	60,549,861	2,189,356	(4,377,248)	(2,187,892)
AllianzIM U.S. Large Cap Buffer20 Aug ETF	164,980,518	4,708,858	(10,555,071)	(5,846,213)
AllianzIM U.S. Large Cap Buffer10 Sep ETF	14,252,860	295,070	(924,455)	(629,385)
AllianzIM U.S. Large Cap Buffer20 Sep ETF	33,417,733	512,887	(1,726,138)	(1,213,251)
AllianzIM U.S. Large Cap Buffer10 Oct ETF	38,616,745	315,434	(983,161)	(667,727)
AllianzIM U.S. Large Cap Buffer20 Oct ETF	135,260,975	742,792	(2,931,006)	(2,188,214)
AllianzIM U.S. Large Cap Buffer10 Nov ETF	9,808,303	—	(1,732)	(1,732)
AllianzIM U.S. Large Cap Buffer20 Nov ETF	20,292,576	—	(3,588)	(3,588)
AllianzIM U.S. Large Cap Buffer10 Dec ETF	20,874,288	58,386	(1,547,541)	(1,489,155)
AllianzIM U.S. Large Cap Buffer20 Dec ETF	80,691,341	142,823	(5,733,165)	(5,590,342)
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	122,079,688	2,606,733	(6,742,892)	(4,136,159)
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	44,204,960	384,859	(1,112,240)	(727,381)

The reason for the differences between book and tax basis unrealized appreciation/(depreciation) is due primarily to the tax deferral of losses on wash sales.

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

October 31, 2023 (continued)

The Funds intend to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. As of October 31, 2023, the Funds’ capital loss carryforwards were as follows:

Capital Loss Carryforward
	Short-Term	Long-Term
AllianzIM U.S. Large Cap Buffer10 Jan ETF	$—	$—
AllianzIM U.S. Large Cap Buffer20 Jan ETF	483,842	1,644,228
AllianzIM U.S. Large Cap Buffer10 Feb ETF	—	—
AllianzIM U.S. Large Cap Buffer20 Feb ETF	—	—
AllianzIM U.S. Large Cap Buffer10 Mar ETF	—	—
AllianzIM U.S. Large Cap Buffer20 Mar ETF	—	—
AllianzIM U.S. Large Cap Buffer10 Apr ETF	—	—
AllianzIM U.S. Large Cap Buffer20 Apr ETF	—	—
AllianzIM U.S. Large Cap Buffer10 May ETF	—	—
AllianzIM U.S. Large Cap Buffer20 May ETF	—	—
AllianzIM U.S. Large Cap Buffer10 Jun ETF	—	—
AllianzIM U.S. Large Cap Buffer20 Jun ETF	—	—
AllianzIM U.S. Large Cap Buffer10 Jul ETF	—	—
AllianzIM U.S. Large Cap Buffer20 Jul ETF	—	—
AllianzIM U.S. Large Cap Buffer10 Aug ETF	—	—
AllianzIM U.S. Large Cap Buffer20 Aug ETF	—	—
AllianzIM U.S. Large Cap Buffer10 Sep ETF	—	—
AllianzIM U.S. Large Cap Buffer20 Sep ETF	—	—
AllianzIM U.S. Large Cap Buffer10 Oct ETF	735,283	2,511,900
AllianzIM U.S. Large Cap Buffer20 Oct ETF	662,621	471,005
AllianzIM U.S. Large Cap Buffer10 Nov ETF	76,383	—
AllianzIM U.S. Large Cap Buffer20 Nov ETF	860,063	23,723
AllianzIM U.S. Large Cap Buffer10 Dec ETF	—	—
AllianzIM U.S. Large Cap Buffer20 Dec ETF	—	—
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	974,770	1,217,872
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	1,397,854	606,712

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

October 31, 2023 (continued)

As of October 31, 2023, the Funds’ capital loss carryforwards utilized were as follows:

Capital Loss Utilized
	Short-Term	Long-Term	Total
AllianzIM U.S. Large Cap Buffer10 Jan ETF	$(1,778,943)	$(2,668,412)	$(4,447,355)
AllianzIM U.S. Large Cap Buffer20 Jan ETF	(1,120,202)	(761,840)	(1,882,042)
AllianzIM U.S. Large Cap Buffer10 Feb ETF	—	—	—
AllianzIM U.S. Large Cap Buffer20 Feb ETF	—	—	—
AllianzIM U.S. Large Cap Buffer10 Mar ETF	—	—	—
AllianzIM U.S. Large Cap Buffer20 Mar ETF	—	—	—
AllianzIM U.S. Large Cap Buffer10 Apr ETF	(279,436)	(419,155)	(698,591)
AllianzIM U.S. Large Cap Buffer20 Apr ETF	(364,653)	(546,982)	(911,635)
AllianzIM U.S. Large Cap Buffer10 May ETF	—	—	—
AllianzIM U.S. Large Cap Buffer20 May ETF	—	—	—
AllianzIM U.S. Large Cap Buffer10 Jun ETF	—	—	—
AllianzIM U.S. Large Cap Buffer20 Jun ETF	—	—	—
AllianzIM U.S. Large Cap Buffer10 Jul ETF	(474,554)	(711,832)	(1,186,386)
AllianzIM U.S. Large Cap Buffer20 Jul ETF	—	—	—
AllianzIM U.S. Large Cap Buffer10 Aug ETF	—	—	—
AllianzIM U.S. Large Cap Buffer20 Aug ETF	—	—	—
AllianzIM U.S. Large Cap Buffer10 Sep ETF	—	—	—
AllianzIM U.S. Large Cap Buffer20 Sep ETF	—	—	—
AllianzIM U.S. Large Cap Buffer10 Oct ETF	(811,815)	—	(811,815)
AllianzIM U.S. Large Cap Buffer20 Oct ETF	—	—	—
AllianzIM U.S. Large Cap Buffer10 Nov ETF	—	—	—
AllianzIM U.S. Large Cap Buffer20 Nov ETF	—	—	—
AllianzIM U.S. Large Cap Buffer10 Dec ETF	—	—	—
AllianzIM U.S. Large Cap Buffer20 Dec ETF	—	—	—
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	—	—	—
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	—	—	—

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

October 31, 2023 (continued)

As of October 31, 2023, the Funds elected to defer to the year ending October 31, 2024, late year ordinary losses in the amount of:

Late Year Ordinary Loss
AllianzIM U.S. Large Cap Buffer10 Jan ETF	$—
AllianzIM U.S. Large Cap Buffer20 Jan ETF	565,005
AllianzIM U.S. Large Cap Buffer10 Feb ETF	—
AllianzIM U.S. Large Cap Buffer20 Feb ETF	—
AllianzIM U.S. Large Cap Buffer10 Mar ETF	19,650
AllianzIM U.S. Large Cap Buffer20 Mar ETF	67,334
AllianzIM U.S. Large Cap Buffer10 Apr ETF	—
AllianzIM U.S. Large Cap Buffer20 Apr ETF	—
AllianzIM U.S. Large Cap Buffer10 May ETF	138,941
AllianzIM U.S. Large Cap Buffer20 May ETF	168,897
AllianzIM U.S. Large Cap Buffer10 Jun ETF	78,216
AllianzIM U.S. Large Cap Buffer20 Jun ETF	183,844
AllianzIM U.S. Large Cap Buffer10 Jul ETF	—
AllianzIM U.S. Large Cap Buffer20 Jul ETF	—
AllianzIM U.S. Large Cap Buffer10 Aug ETF	90,846
AllianzIM U.S. Large Cap Buffer20 Aug ETF	248,639
AllianzIM U.S. Large Cap Buffer10 Sep ETF	10,724
AllianzIM U.S. Large Cap Buffer20 Sep ETF	19,996
AllianzIM U.S. Large Cap Buffer10 Oct ETF	307,372
AllianzIM U.S. Large Cap Buffer20 Oct ETF	744,535
AllianzIM U.S. Large Cap Buffer10 Nov ETF	86,467
AllianzIM U.S. Large Cap Buffer20 Nov ETF	178,581
AllianzIM U.S. Large Cap Buffer10 Dec ETF	—
AllianzIM U.S. Large Cap Buffer20 Dec ETF	—
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	375,170
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	—

NOTE 7 – INDEMNIFICATION

The Trust will indemnify its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

NOTE 8 – RISK OF INVESTING IN THE FUNDS

The Funds’ investment strategy is different from more typical investment products, and the Funds may be unsuitable for some investors. It is important that investors understand the Funds’ investment strategy before making an investment in the Funds. Investors should carefully review the Funds’ investment objectives, strategies and risks included in the Funds’ prospectus before investing. Risks shown below that are applicable to ETFs, such as the Funds, also apply to the Underlying ETF.

FLEX Options Risk

The Funds will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Funds could suffer significant losses. The Funds may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the share price of the Underlying ETF, changes in interest rates, changes in the actual and implied volatility of the share price of the Underlying ETF

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

October 31, 2023 (continued)

and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the share price of the Underlying ETF; although they generally move in the same direction, it is possible they may move in different directions.

Underlying ETF Risk

The Funds invest in FLEX Options that derive their value from the Underlying ETF, and therefore the Funds’ investment performance largely depends on the investment performance of the Underlying ETF. The value of the Underlying ETF will fluctuate over time based on fluctuations in the values of the securities held by the Underlying ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Funds’ investments. The Underlying ETF seeks to track the Underlying Index but may not exactly match the performance of the Underlying Index due to differences between the portfolio of the Underlying ETF and the components of the Underlying Index, fees and expenses, transaction costs, and other factors.

Market Risk

The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; military conflict; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of the Funds’ shares and could result in increased market volatility. During any such events, the Funds’ shares may trade at increased premiums or discounts to their NAV.

Buffered Loss Risk

There can be no guarantee that the Funds will be successful in implementing their stated Buffer strategy in an Outcome Period. Despite the intended Buffer, a shareholder may lose their entire investment. If an investor purchases shares during an Outcome Period after the Underlying ETF’s share price has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Funds do not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.

Capped Upside Return Risk

The Funds’ strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of the Outcome Period, subject to each Fund’s stated Cap. The Cap represents the absolute maximum percentage return an investor can achieve from an investment in a Fund held for the entire Outcome Period. In the event that the Underlying ETF experiences gains in excess of a Fund’s stated Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. If an investor purchases shares during an Outcome Period after the Underlying ETF’s share price has increased, the investor may have little or no opportunity for investment gain on their shares for that Outcome Period due to the effect of the Cap. The Cap will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods and could change significantly from one Outcome Period to another.

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

October 31, 2023 (continued)

Investment Objective and Outcome Period Risk

There can be no guarantee that the Funds will be successful in their strategy to provide shareholders with a return that matches share price return of the Underlying ETF at the end of an Outcome Period, subject to the Cap and the Buffer. The Funds’ strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period. If an investor purchases or sells shares during an Outcome Period, the returns realized by the investor will not match those that the Funds seek to achieve for the Outcome Period.

Tax Risk

To maintain its status as a RIC, the Funds must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the ‘‘issuer’’ of certain derivatives that the Funds will enter into. The Funds intend to treat FLEX Options referencing an index as “issued” by the issuer of the securities underlying the index, which would allow the Funds to count the FLEX Options as automatically diversified investments under the Code’s diversification requirements. Based upon the language in the legislative history, the Funds that invest in FLEX Options on the Underlying ETF intend to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow such Funds to qualify for special rules in the RIC diversification requirements. In addition, the Funds intend to treat any income they may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. If the income is not qualifying income or if the FLEX Options are not treated as issued by the issuer of the securities underlying the index or issued by the reference asset, as applicable, the Funds may not qualify, or may be disqualified, as a RIC. If the Funds do not qualify as a RIC for any taxable year and certain relief provisions are not available, the Funds’ taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, if a shareholder purchases shares after the Outcome Period has begun and shortly thereafter the Funds issue a dividend (commonly known as ‘‘buying a dividend’’), the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Valuation Risk

During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Funds, the ability to value the FLEX Options becomes more difficult and the judgment of the Adviser or a fair value pricing vendor (in accordance with the fair value procedures approved by the Board of Trustees of the Trust) may play a greater role in the valuation of the Funds’ holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult to accurately assign a daily value.

Liquidity Risk

In the event that trading in the underlying FLEX Options is limited or absent, the value of the Funds’ FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price of the options. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Cash Transactions Risk

The Funds may issue and redeem creation units of their shares solely or partially for cash, rather than in-kind for securities and portfolio instruments. As a result, an investment in the Funds may be less tax-efficient than an ETF that transacts principally in-kind. To the extent the Funds effect redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes, which generally will be passed on to purchasers and redeemers of shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of shares than for other ETFs.

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

October 31, 2023 (continued)

Non-Diversification

The Funds are classified as non-diversified under the 1940 Act. As a result, the Funds are only limited as to the percentage of their assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Funds may invest a relatively high percentage of their assets in a limited number of issuers. As a result, the Funds may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Premium/Discount Risk

The Adviser cannot predict whether shares will trade on the Exchange below, at or above their NAV because the shares trade at market prices and not at NAV. Price differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for shares may decrease considerably and cause the market price of shares to deviate significantly from the Fund’s NAV.

Active Markets Risk

There can be no assurance that an active trading market for the shares will develop or be maintained. The Funds face numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/ redemption process of the Funds. In stressed market conditions, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the Funds’ portfolio holdings, which may cause a significant variance in the market price of shares and their underlying value and wider bid-ask spreads.

NOTE 9 – SUBSEQUENT EVENTS

The Funds have evaluated the need for disclosure and/or adjustments resulting from subsequent events through the dates the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

AIM ETF PRODUCTS TRUST

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

AIM ETF Products Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and written options, of AIM ETF Products Trust comprising the funds listed below (the “Funds”) as of October 31, 2023, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2023, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
AllianzIM U.S. Large Cap Buffer10 Jan ETF and AllianzIM U.S. Large Cap Buffer20 Jan ETF	For the year ended October 31, 2023	For the year ended October 31, 2023, the period from October 1, 2022 through October 31, 2022, and the year ended September 30, 2022

For the year ended October 31, 2023, the period from October 1, 2022 through October 31, 2022, the year ended September 30, 2022, and the period from December 31, 2020 (commencement of operations) through September 30, 2021

AllianzIM U.S. Large Cap Buffer10 Feb ETF and AllianzIM U.S. Large Cap Buffer20 Feb ETF	For the period from January 31, 2023 (commencement of operations) through October 31, 2023
AllianzIM U.S. Large Cap Buffer10 Mar ETF and AllianzIM U.S. Large Cap Buffer20 Mar ETF	For the period from February 28, 2023 (commencement of operations) through October 31, 2023
AllianzIM U.S. Large Cap Buffer10 Apr ETF and AllianzIM U.S. Large Cap Buffer20 Apr ETF	For the year ended October 31, 2023	For the year ended October 31, 2023, the period from October 1, 2022 through October 31, 2022, and the year ended September 30, 2022	For the year ended October 31, 2023, the period from October 1, 2022 through October 31, 2022, the years ended September 30, 2022 and September 30, 2021, and the period from May 28, 2020 (commencement of operations) through September 30, 2020
AllianzIM U.S. Large Cap Buffer10 May ETF and AllianzIM U.S. Large Cap Buffer20 May ETF	For the period from April 28, 2023 (commencement of operations) through October 31, 2023
AllianzIM U.S. Large Cap Buffer10 Jun ETF and AllianzIM U.S. Large Cap Buffer20 Jun ETF	For the period from May 31, 2023 (commencement of operations) through October 31, 2023

AIM ETF PRODUCTS TRUST

Report of Independent Registered Public Accounting Firm (continued)

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
AllianzIM U.S. Large Cap Buffer10 Jul ETF and AllianzIM U.S. Large Cap Buffer20 Jul ETF	For the year ended October 31, 2023	For the year ended October 31, 2023, the period from October 1, 2022 through October 31, 2022, and the year ended September 30, 2022	For the year ended October 31, 2023, the period from October 1, 2022 through October 31, 2022, the years ended September 30, 2022 and September 30, 2021, and the period from June 30, 2020 (commencement of operations) through September 30, 2020
AllianzIM U.S. Large Cap Buffer10 Aug ETF and AllianzIM U.S. Large Cap Buffer20 Aug ETF	For the period from July 31, 2023 (commencement of operations) through October 31, 2023
AllianzIM U.S. Large Cap Buffer10 Sep ETF and AllianzIM U.S. Large Cap Buffer20 Sep ETF	For the period from August 31, 2023 (commencement of operations) through October 31, 2023
AllianzIM U.S. Large Cap Buffer10 Oct ETF and AllianzIM U.S. Large Cap Buffer20 Oct ETF	For year ended October 31, 2023	For the year ended October 31, 2023, the period from October 1, 2022 through October 31, 2022, and the year ended September 30, 2022	For the year ended October 31, 2023, the period from October 1, 2022 through October 31, 2022, the years ended September 30, 2022 and September 30, 2021, and the one day period ended September 30, 2020 (commencement of operations)
AllianzIM U.S. Large Cap Buffer10 Nov ETF and AllianzIM U.S. Large Cap Buffer20 Nov ETF	For year ended October 31, 2023	For the year ended October 31, 2023 and the one day period ended October 31, 2022 (commencement of operations)
AllianzIM U.S. Large Cap Buffer10 Dec ETF and AllianzIM U.S. Large Cap Buffer20 Dec ETF	For the period from November 30, 2022 (commencement of operations) through October 31, 2023
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	For year ended October 31, 2023	For the year ended October 31, 2023, the period from October 1, 2022 through October 31, 2022, and the period from December 31, 2021 (commencement of operations) through September 30, 2022
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	For year ended October 31, 2023	For the year ended October 31, 2023, the period from October 1, 2022 through October 31, 2022, and the year ended September 30, 2022	For the year ended October 31, 2023, the period from October 1, 2022 through October 31, 2022, the year ended September 30, 2022, and the one day period ended September 30, 2021 (commencement of operations)

AIM ETF PRODUCTS TRUST

Report of Independent Registered Public Accounting Firm (continued)

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2020.

COHEN & COMPANY, LTD.

Cleveland, Ohio

December 20, 2023

AIM ETF PRODUCTS TRUST

Disclosure of Fund Expenses

October 31, 2023 (unaudited)

Example

As a shareholder of a Fund, you may incur two potential types of costs: (1) transaction costs, such as brokerage commissions for the purchases and sales of your Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the period from May 1, 2023 until October 31, 2023.

Actual Expenses

The ‘‘Actual’’ columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading ‘‘Actual Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The ‘‘Hypothetical’’ columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in a Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction fees, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the numbers under the heading ‘‘Hypothetical Expenses Paid During the Six-Month Period’’ is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. If transaction costs were included, your costs would have been higher.

Fund	Beginning Account Value 5/01/2023	Actual Ending Value 10/31/2023	Actual Expenses Paid During the Period	Hypothetical Ending Account Value 10/31/2023	Hypothetical Expenses Paid During the Six-Month Period(a)	Annualized Expense Ratio
AllianzIM U.S. Large Cap Buffer10 Jan ETF	$1,000.00	$1,007.30	$3.74	$1,021.48	$3.77	0.74%
AllianzIM U.S. Large Cap Buffer20 Jan ETF	$1,000.00	$1,022.40	$3.77	$1,021.48	$3.77	0.74%
AllianzIM U.S. Large Cap Buffer10 Feb ETF	$1,000.00	$1,007.40	$3.74	$1,021.48	$3.77	0.74%
AllianzIM U.S. Large Cap Buffer20 Feb ETF	$1,000.00	$1,013.60	$3.76	$1,021.48	$3.77	0.74%
AllianzIM U.S. Large Cap Buffer10 Mar ETF	$1,000.00	$1,013.00	$3.75	$1,021.48	$3.77	0.74%
AllianzIM U.S. Large Cap Buffer20 Mar ETF	$1,000.00	$1,020.50	$3.77	$1,021.48	$3.77	0.74%
AllianzIM U.S. Large Cap Buffer10 Apr ETF	$1,000.00	$1,012.60	$3.75	$1,021.48	$3.77	0.74%
AllianzIM U.S. Large Cap Buffer20 Apr ETF	$1,000.00	$1,017.20	$3.76	$1,021.48	$3.77	0.74%

(a)	Fund expenses are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended October 31, 2023, and divided by the 365 (to reflect the one-half year period).

AIM ETF PRODUCTS TRUST

Disclosure of Fund Expenses

October 31, 2023 (unaudited) (continued)

Fund	Beginning Account Value 5/01/2023*	Actual Ending Value 10/31/2023	Actual Expenses Paid During the Period	Hypothetical Ending Account Value 10/31/2023	Hypothetical Expenses Paid During the Six-Month Period(a)	Annualized Expense Ratio
AllianzIM U.S. Large Cap Buffer10 May ETF	$1,000.00	$1,014.90	$3.76	$1,021.48	$3.77	0.74%
AllianzIM U.S. Large Cap Buffer20 May ETF	$1,000.00	$1,017.10	$3.76	$1,021.48	$3.77	0.74%
AllianzIM U.S. Large Cap Buffer10 Jun ETF	$1,000.00	$1,010.10	$3.12(b)	$1,021.48	$3.77	0.74%
AllianzIM U.S. Large Cap Buffer20 Jun ETF	$1,000.00	$1,013.70	$3.12(b)	$1,021.48	$3.77	0.74%
AllianzIM U.S. Large Cap Buffer10 Jul ETF	$1,000.00	$1,025.70	$3.78	$1,021.48	$3.77	0.74%
AllianzIM U.S. Large Cap Buffer20 Jul ETF	$1,000.00	$1,018.10	$3.76	$1,021.48	$3.77	0.74%
AllianzIM U.S. Large Cap Buffer10 Aug ETF	$1,000.00	$941.40	$1.81(c)	$1,021.48	$3.77	0.74%
AllianzIM U.S. Large Cap Buffer20 Aug ETF	$1,000.00	$961.80	$1.83(c)	$1,021.48	$3.77	0.74%
AllianzIM U.S. Large Cap Buffer10 Sep ETF	$1,000.00	$951.10	$1.21(d)	$1,021.48	$3.77	0.74%
AllianzIM U.S. Large Cap Buffer20 Sep ETF	$1,000.00	$968.50	$1.22(d)	$1,021.48	$3.77	0.74%
AllianzIM U.S. Large Cap Buffer10 Oct ETF	$1,000.00	$1,020.00	$3.77	$1,021.48	$3.77	0.74%
AllianzIM U.S. Large Cap Buffer20 Oct ETF	$1,000.00	$1,043.10	$3.81	$1,021.48	$3.77	0.74%
AllianzIM U.S. Large Cap Buffer10 Nov ETF	$1,000.00	$997.50	$3.73	$1,021.48	$3.77	0.74%
AllianzIM U.S. Large Cap Buffer20 Nov ETF	$1,000.00	$1,005.50	$3.74	$1,021.48	$3.77	0.74%
AllianzIM U.S. Large Cap Buffer10 Dec ETF	$1,000.00	$997.40	$3.73	$1,021.48	$3.77	0.74%
AllianzIM U.S. Large Cap Buffer20 Dec ETF	$1,000.00	$994.70	$3.72	$1,021.48	$3.77	0.74%
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	$1,000.00	$1,012.90	$3.75	$1,021.48	$3.77	0.74%
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	$1,000.00	$1,017.60	$3.76	$1,021.48	$3.77	0.74%

*	The AllianzIM U.S. Large Cap Buffer10 Jun ETF and the AllianzIM U.S. Large Cap Buffer20 Jun ETF commenced operations on May 31, 2023, the AllianzIM U.S. Large Cap Buffer10 Aug ETF and the AllianzIM U.S. Large Cap Buffer20 Aug ETF commenced operations on July 31, 2023 and the AllianzIM U.S. Large Cap Buffer10 Sep ETF and the AllianzIM U.S. Large Cap Buffer20 Sep ETF commenced operations on August 31, 2023.
(a)	Fund expenses are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended October 31, 2023, and divided by the 365 (to reflect the one-half year period).
(b)	Fund expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the 153 days in the most recent fiscal half-year since commencement of operations, then divided by 365 (to reflect the actual year period).
(c)	Fund expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the 92 days in the most recent fiscal half-year since commencement of operations, then divided by 365 (to reflect the actual year period).
(d)	Fund expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the 61 days in the most recent fiscal half-year since commencement of operations, then divided by 365 (to reflect the actual year period).

AIM ETF PRODUCTS TRUST

Other Information (unaudited)

Proxy Voting Information

Information regarding how the Funds’ voted proxies related to portfolio securities during the most recent 12-month period ended June 30, 2023 is available without charge and upon request by calling 1-877-429-3837, at www.allianzIMetfs.com or on the Securities and Exchange Commission’s (‘‘SEC’s’’) website at http://www.sec.gov. Proxies for the Funds’ portfolio securities are voted in accordance with the Adviser’s proxy voting policies and procedures, which are set forth in the Trust’s Statement of Additional Information.

Quarterly Portfolio Holdings Information

The Trust files complete schedules of Fund portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Forms N-PORT are available on the SEC’s website at http://www.sec.gov or on the Funds’ website at www.allianzIMetfs.com/regulatory-documents/ or by calling 1-877-429-3837.

AIM ETF PRODUCTS TRUST

Board Approval of the Investment Advisory Agreement (unaudited)

AllianzIM U.S. Large Cap Buffer10 Jan ETF

AllianzIM U.S. Large Cap Buffer20 Jan ETF

AllianzIM U.S. Large Cap Buffer10 Feb ETF

AllianzIM U.S. Large Cap Buffer20 Feb ETF

AllianzIM U.S. Large Cap Buffer10 Mar ETF

AllianzIM U.S. Large Cap Buffer20 Mar ETF

AllianzIM U.S. Large Cap Buffer10 Apr ETF

AllianzIM U.S. Large Cap Buffer20 Apr ETF

AllianzIM U.S. Large Cap Buffer10 May ETF

AllianzIM U.S. Large Cap Buffer20 May ETF

AllianzIM U.S. Large Cap Buffer10 Jun ETF

AllianzIM U.S. Large Cap Buffer20 Jun ETF

AllianzIM U.S. Large Cap Buffer10 Jul ETF

AllianzIM U.S. Large Cap Buffer20 Jul ETF

AllianzIM U.S. Large Cap Buffer10 Aug ETF

AllianzIM U.S. Large Cap Buffer20 Aug ETF

AllianzIM U.S. Large Cap Buffer10 Sep ETF

AllianzIM U.S. Large Cap Buffer20 Sep ETF

AllianzIM U.S. Large Cap Buffer10 Oct ETF

AllianzIM U.S. Large Cap Buffer20 Oct ETF

AllianzIM U.S. Large Cap Buffer10 Nov ETF

AllianzIM U.S. Large Cap Buffer20 Nov ETF

AllianzIM U.S. Large Cap Buffer10 Dec ETF

AllianzIM U.S. Large Cap Buffer20 Dec ETF

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF

At an in-person meeting of the Board of Trustees (the “Board”) of AIM ETF Products Trust (the “Trust”) held September 19, 2023, the Board, including those Trustees (the “Independent Trustees”) who are not “interested persons” (as that term is defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Trust, approved the renewal of the investment advisory agreement (the “Agreement”) between Allianz Investment Management LLC (the “Manager”) and the Trust with respect to each of the AllianzIM U.S. Large Cap Buffer10 Jan ETF, AllianzIM U.S. Large Cap Buffer20 Jan ETF, AllianzIM U.S. Large Cap Buffer10 Feb ETF, AllianzIM U.S. Large Cap Buffer20 Feb ETF, AllianzIM U.S. Large Cap Buffer10 Mar ETF, AllianzIM U.S. Large Cap Buffer20 Mar ETF, AllianzIM U.S. Large Cap Buffer10 Apr ETF, AllianzIM U.S. Large Cap Buffer20 Apr ETF, AllianzIM U.S. Large Cap Buffer10 May ETF, AllianzIM U.S. Large Cap Buffer20 May ETF, AllianzIM U.S. Large Cap Buffer10 Jun ETF, AllianzIM U.S. U.S. Large Cap Buffer20 Jun ETF, AllianzIM U.S. Large Cap Buffer10 Jul ETF, AllianzIM U.S. Large Cap Buffer20 Jul ETF, AllianzIM U.S. Large Cap Buffer10 Aug ETF, AllianzIM U.S. Large Cap Buffer20 Aug ETF, AllianzIM U.S. Large Cap Buffer10 Sep ETF, AllianzIM U.S. Large Cap Buffer20 Sep ETF, AllianzIM U.S. Large Cap Buffer10 Oct ETF, AllianzIM U.S. Large Cap Buffer20 Oct ETF, AllianzIM U.S. Large Cap Buffer10 Nov ETF, AllianzIM U.S. Large Cap Buffer20 Nov ETF, AllianzIM U.S. Large Cap Buffer10 Dec ETF, AllianzIM U.S. Large Cap Buffer20 Dec ETF, AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF, and AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF (each, a “Fund”), for an additional one-year period, ending December 31, 2024.

Under the Agreement, the Manager is obligated to pay all of the ordinary operating expenses of each Fund, except for certain excluded items (the “Unified Fee”). Information relevant to the approval of renewal was presented and considered at Board meetings held June 13, 2023, June 20-21, 2023, and September 19, 2023 (the “Meetings”). In considering renewal of the Agreement, the Independent Trustees also met in executive session with independent counsel, who provided assistance and advice.

The Board, including the Independent Trustees, evaluated the terms of the Agreement, reviewed information provided by the Manager in connection with the Agreement, and reviewed the duties and responsibilities of the Trustees in evaluating and renewing the Agreement. The materials provided for the Meetings included: (i) the Agreement; (ii) the Manager’s responses to an information request relating to the Agreement and the services thereunder; (iii) financial information relating to the Manager’s profitability in managing each Fund; (iv) information concerning the business, operations and compliance program of the Manager; and (v) a memorandum from independent counsel regarding the role and responsibilities of trustees in considering the renewal of investment advisory arrangements. The Board reviewed and considered information provided by

AIM ETF PRODUCTS TRUST

Board Approval of the Investment Advisory Agreement (unaudited) (continued)

the Manager throughout the year at regular Board meetings and in executive sessions. At each such meeting, the Board was advised by independent counsel. The Board also considered data provided by the Manager, from an unaffiliated third-party database, comparing the advisory fee and expense ratio of each Fund with the fees and expenses of a peer group of similar U.S.-listed buffer ETFs (the “Peer Group”). The Board discussed the criteria used by the Manager for selecting the Peer Group and concluded that the data was useful and reliable for the purpose of reviewing the Agreement. Throughout the process, the Board had numerous opportunities to ask questions of and request additional materials from the Manager.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser has realized or may realize “economies of scale” as the fund grows larger; any indirect benefits that have accrued or may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent board members are fully informed about all facts bearing on the adviser’s services and fees. The Board is aware of these factors and took them into account in its review of the Agreement for each Fund.

Shareholder reports are required to include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below with the Board’s conclusions regarding such factors:

(a)	The nature, extent and quality of services provided to each Fund by the Manager. The Board considered the scope of services provided under the Agreement. In considering the nature, extent and quality of the services provided by the Manager, the Board reviewed the Manager’s compliance infrastructure and the financial strength and resources of the Manager and its parent organization. The Board also reviewed information regarding the qualifications, background and experience of the investment personnel responsible for the day-to-day management of each Fund, including expertise with hedging strategies and derivatives instruments. The Board considered the Manager’s experience as the investment manager to the Funds as well as to mutual funds underlying variable products and other accounts. The Board also considered the services provided to each Fund by the Manager, such as implementation of the Fund’s investment strategy, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by the Manager based on its experience, personnel, operations and resources.

(b)	The cost of services provided to each Fund by the Manager, profitability and economies of scale. The Board reviewed the expense ratio and advisory fee paid by each Fund and considered the expense ratios and advisory fees of the Peer Group. The Board noted that each Fund’s advisory fee and net expense ratio were lower than the advisory fees and net expense ratios of all but one of the funds included in the Peer Group, but the Board also took into account that the buffer ETF strategy is relatively new and unique and, therefore, that the Peer Group is relatively limited. The Board took into consideration that the advisory fee was a “unified fee,” meaning that the Manager bears all of the ordinary operating expenses of the Funds, except for certain excluded items. The Board concluded that the advisory fee was reasonable.

The Board also evaluated the compensation and benefits received by the Manager and its affiliates from their relationship with each Fund, taking into account the Manager’s profitability. The Board noted that, due to the relatively recent inception of the Funds, the Funds were currently operating at a loss to the Manager and that each Fund had not yet gathered sufficient resources to result in any meaningful economies of scale; the Board determined to address economies of scale when assets under management reached appropriate levels.

(c)	The investment performance of each Fund and the Manager. The Board considered the investment performance of each Fund, including how it compared to the performance of the Fund’s reference index and in light of the Fund’s buffered outcome investment strategy, recognizing that the Funds have only a limited performance history due to the relatively recent inception of the Funds. The Board considered that each Fund had finished one or more outcome periods in line with the performance outcome it seeks to achieve. The Board concluded that each Fund’s investment performance has been consistent with the Fund’s investment objective and strategies. The Board received and considered information about the premium/discount history of each Fund, which illustrated the number of times that the market price of the Fund trading on the secondary market closed above or below the net asset value of the Fund,

AIM ETF PRODUCTS TRUST

Board Approval of the Investment Advisory Agreement (unaudited) (continued)

and by how much, measured in basis points. The Board also took into account the Manager’s experience managing mutual funds underlying variable products and other accounts. The Board noted that such experience demonstrated the Manager’s ability to effectively manage 1940 Act registered investment companies. After considering all of the information, the Board concluded that each Fund and its shareholders were likely to continue to benefit from the

Manager’s management.

In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Agreement, the Board concluded that the advisory fee was reasonable, and that the renewal of the Agreement was in the best interest of each Fund. No single factor was determinative to the decision of the Board, and each individual Trustee may have assigned different weights to various factors.

AIM ETF PRODUCTS TRUST

Trustees and Officers of the Trust (unaudited)

There are currently seven Trustees, one of whom is an “interested person” of the Trust within the meaning of that term under the 1940 Act. The Trustees and Officers of the Trust, their addresses, years of birth, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are shown below. Additional information about the Trustees can be found in the Trust’s Statement of Additional Information, which is available without charge, by request, on the Funds’ website at www.allianzIMetfs.com/regulatory-documents or by calling 1-877-429-3837.

Name, Address, and Birth Year	Positions Held with the Trust	Term of Office(2)/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen for the AIM Complex(3)	Other Directorships Held Outside the AIM Complex During Past 5 Years
NON-INTERESTED TRUSTEES(1)
Peggy L. Ettestad (1957) 5701 Golden Hills Drive Minneapolis, MN 55416	Lead Independent Trustee	Since 10/14 (Trustee since 2/07)	Managing Director, Red Canoe Management Consulting LLC, 2008 to present	51	None
Tamara Lynn Fagely (1958) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 12/17	Retired; previously, Chief Operations Officer, Hartford Funds, 2012 to 2013	51	Diamond Hill Funds (10 funds)
Richard H. Forde (1953) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 12/17	Retired; previously, Member of the Board and Chairman of the Finance and Investment Committee, Connecticut Water Service, Inc., 2013 to 2019	51	Connecticut Water Service, Inc.
Jack Gee (1959) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 1/22	Retired; previously, Managing Director, BlackRock, Inc., Treasurer and Chief Financial Officer U.S. iShares, 2004 to 2019	51	Engine No. 1 ETF Trust (2 funds); Esoterica Thematic Trust (2019 to 2020)
Claire R. Leonardi (1955) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/04	Retired; previously, CEO, Health eSense Inc. (a medical device company), 2015 to 2018, and Connecticut Innovations, Inc. (a venture capital firm), 2012 to 2015	51	None
Dickson W. Lewis (1948) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/04	Retired; previously, senior executive for Lifetouch National School Studios (a photography company), 2006 to 2014, Jostens (a producer of yearbooks and class rings), 2001 to 2006, and Fortis Financial Group, 1997 to 2001	51	None
INTERESTED TRUSTEES(4)
Brian Muench (1970) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/11	President, Allianz Investment Management LLC, 2010 to present; Vice President, Allianz Life, 2011 to present	51	None

(1)	Member of the Audit Committee.
(2)	Indefinite.
(3)	The AIM Complex includes the Trust, the Allianz Variable Insurance Products Trust, and the Allianz Variable Insurance Products Fund of Funds Trust.
(4)	Is an ‘‘interested person,’’ as defined by the 1940 Act, due to employment by Allianz.

AIM ETF PRODUCTS TRUST

Trustees and Officers of the Trust (unaudited) (continued)

The officers of the Trust not named above are:

OFFICERS
Name, Address, and Birth Year	Positions Held with the Trust	Term of Office(1)/ Length of Time Served	Principal Occupation(s) During Past 5 Years
James Nelson (1960) 5701 Golden Hills Drive Minneapolis, MN 55416	Secretary and Chief Legal Officer	Since September 2023	Vice President, Deputy General Counsel, Allianz Life Insurance Company of North America, June 2015 to present; Senior Counsel, Allianz Life Insurance Company of North America, September 2011 to June 2015
Monique Labbe (1973) Three Canal Plaza, Suite 100 Portland, ME 04101	Treasurer, Principal Accounting Officer and Principal Financial Officer	Since February 2020	Fund Principal Financial Officer, Foreside Fund Officer Services, LLC, 2014 to present(2)
Chris R. Pheiffer (1968) 5701 Golden Hills Drive Minneapolis, MN 55416	Chief Compliance Officer(3) and Anti-Money Laundering Compliance Officer	Since February 2020	Chief Compliance Officer of the Allianz Variable Insurance Trusts, 2014 to present
Laura Quade (1969) 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since August 2023	Vice President, Allianz Investment Management LLC, May 2023 to present, previously Director at Wealth Enhancement Group, November 2019 to November 2022, Vice President, Head of Operations at Hartford Funds 2014 to 2019
Michael Tanski (1970) 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since February 2020	Assistant Vice President, Allianz Investment Management LLC, 2013 to present
Thomas Paustian (1979) 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since February 2020	Hedge Portfolio Manager and Senior Vice President, Allianz Investment Management LLC, June 2020 to present; previously, Hedge Portfolio Manager and Vice President, 2014 to 2020
Blair Johnston (1978) 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since February 2020	Senior Vice President, Allianz Investment Management LLC, 2016 to present

(1)	Indefinite.
(2)	Ms. Labbe serves as an officer to other unaffiliated mutual funds or closed-end funds for which the Distributor (or its affiliates) acts as distributor (or provider of other services).
(3)	The Adviser and the Trust are parties to a Compliance Services Agreement under which the Adviser provides an employee of the Adviser or one of its affiliates to act as the Trust’s Chief Compliance Officer.

AIM ETF PRODUCTS TRUST

Investment Adviser

Allianz Investment Management LLC

5701 Golden Hills Drive

Minneapolis, Minnesota 55416

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

Administrator, Custodian, Fund Accountant, and Transfer Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, Massachusetts 02110

Legal Counsel

Stradley Ronon Stevens and Young, LLP

2005 Market Street, Suite 2600

Philadelphia, Pennsylvania 19103

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

(b)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2.	Code of Ethics.

As of the period ended October 31, 2023 (the “Reporting Period”), the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer, principal accounting officer or controller or persons performing similar functions. During the Reporting Periods, there have been no changes to, amendments to or waivers from, any provision of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that Tamara Lynn Fagely possesses the attributes identified in Instruction (b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Ms. Fagely as the Registrant’s audit committee financial expert. Ms. Fagely is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The following fees paid to Cohen & Company, Ltd., the Registrant’s principal accounting firm, for services rendered for the fiscal years ended October 31, 2023, October 31, 2022 and September 30, 2022.

(a)	Audit Fees

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $222,500 for October 31, 2023, $49,500 for October 31, 2022, and $110,500 for September 30, 2022.

(b)	Audit Related Fees

The aggregate fees billed in each of the last two fiscal years for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for October 31, 2023, $0 for October 31, 2022, and $0 for September 30, 2022,.

(c)	Tax Fees

The aggregate fees billed in each of the last two fiscal years for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning were $91,000 for October 31, 2023, $27,000 for October 31, 2022, and $35,000 for September 30 2022. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification.

(d)	All Other Fees

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item was $2,000 for October 31, 2023, $0 for October 31, 2022 and $0 for September 30, 2022.

(e)(1)	Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The audit committee has delegated to its Chairman the approval of such services subject to reports to the full audit committee at its next subsequent meeting.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees were 100%; Tax Fees were 100%; and Other Fees were 100%.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant were $2,000 for the fiscal year ended October 31, 2023, $0 for the fiscal year ended October 31, 2022.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Code of Ethics applicable to Principal Executive and Principal Financial Officers of Registrant pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 13(a)(1) to this Form N-CSR.

(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 13(a)(2) to this Form N-CSR.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 13(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIM ETF PRODUCTS TRUST

By: (Signature and Title)

/s/ Brian Muench
Brian Muench
Title: President (Principal Executive Officer)
Date: December 29, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Brian Muench
Brian Muench
Title: President (Principal Executive Officer)
Date: December 29, 2023

By: (Signature and Title)

/s/ Monique Labbe
Monique Labbe
Title: Treasurer (Principal Financial Officer)
Date: December 29, 2023